American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

Financial Statement

December 31, 2020

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific Information on the separate accounts Including the Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Cumulative Net Assets and Financial Highlights. The following Is a list of the Funds

Alger Small Cap Growth Portfolio I-2 Class 03-515
Alger Large Cap Growth Portfolio I-2 Class 03-500
AB VPS Small Mid Cap Value Portfolio A Class 03-378
AB VPS International Value Portfolio a Class 03-377
AB VPS International Growth Portfolio a Class 03-376
American Century VP Income & Growth Fund Class 03-425
American Century VP International Fund I Class 03-420
American Century VP Ultra Fund I Class 03-122
American Century VP Mid Cap Value Fund II Class 03-397
American Century VP Capital Appreciation Fund I Class 03-410
Calvert VP SRI Mid Cap Growth Portfolio 03—520
Columbia Variable Portfolio-Small Cap Value Fund I 1 Class 03-382
Columbia Variable Portfolio-US government mortgage Fund 1 Class 03-384
BNY Mellon Investment Portfolios, Small Cap stock Index Port Ser Class 03-646
BNY Mellon Variable Investment Fund, Appreciation Portfolio Services C1 03-645
BNY Mellon Investment Portfolios, Tech Growth Port Service Class 03-650
Fidelity VIP Contrafund Portfolio Initial Class 03-245
Fidelity VIP Equity-Income Portfolio Initial Class 03-205
Fidelity VIP Freedom 2005 Portfolio Initial Class 03-163
Fidelity VIP Freedom 2010 Portfolio Initial Class 03-162
Fidelity VIP Freedom 2015 Portfolio Initial Class 03-161
Fidelity VIP Freedom 2020 Portfolio Initial Class 03-159
Fidelity VIP Freedom 2025 Portfolio Initial Class 03-158
Fidelity VIP Freedom 2030 Portfolio Initial Class 03-157
Fidelity VIP Freedom Income Portfolio Initial Class 03-164
Fidelity VIP Growth Portfolio Initial Class 03-210
Fidelity VIP High Income Portfolio Initial Class 03-215
Fidelity VIP Index 500 Portfolio Initial Class 03-225
Fidelity VIP Overseas Portfolio Initial Class 03-220
Fidelity VIP Mid Cap Portfolio Service 2 Class 03-941
Fidelity VIP Asset Manager Portfolio Initial Class 03-230

Contents of Statement of Additional Information

Franklin Allocation VIP Fund 1 Class 03-908
Templeton Foreign VIP Fund 2 Class 03-909
Franklin Small Cap Value VIP Fund 1 Class 03-906
Templeton Global Band VIP Fund 1 Class 03-907
Goldman Sachs VIT Government Money Market Fund Services Class 03-CGK
Invesco V.I. International Growth Fund Series II Class 03-826
Invesco V.I. International Growth Fund Series II Class 03-827
Invesco V.I. Diversified Dividend Fund Series I Class 03-861
Invesco V.I. Health Care Fund Series I Class 03-815
Invesco V.I. Global Real Estate Fund Series I Class 03-825
Invesco V.I. High Yield Fund Series I Class 03-830
Invesco V.I. Managed Volatility Fund Series I Class 03-820
Janus Henderson Flexible Bond Portfolio Institutional Class 03-607
Janus Henderson Forty Portfolio Institutional Class 03-602
Janus Henderson Global Research Portfolio Institutional Class 03-606
Janus Henderson Overseas Portfolio Service Class 03-609
Janus Henderson Mid Cap Value Portfolio Service Class 03-259
Janus Henderson balanced Portfolio Service Class 03-611
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class 03-870
Neuberger Berman Short Duration Bond Portfolio I Class 03-875
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class 03-866
Pioneer Equity Income VCT Portfolio I Class 03-CPF
Pioneer Fund VCT Portfolio I Class 03-596
Pioneer Select Mid Cap Growth VCT Portfolio I Class 03-597
Pioneer Equity Income VCT Portfolio II Class 03-598
Pioneer Bond VCT Portfolio I Class 03-CPG
Royce Capital Small-Cap Portfolio Investor Class 03-750
T. Rowe Price Mid-Cap Growth Portfolio 03-586
T. Rowe Price Limited-term Bond Portfolio 03-585
T. Rowe Price Equity Income Portfolio 03-580
T. Rowe Price Blue Chip Growth Portfolio 03-124
Timothy Plan Strategic Growth Variable 03-127
Timothy Plan Conservative Growth Variable 03-126
TOPS Managed Risk Growth ETF Portfolio 2 Class 03-088
TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class 03-086
TOPS Managed Risk Balanced ETF Portfolio 2 Class 03-087
Vanguard VIF Mid-Cap Index Portfolio 03-118
Vanguard VIF Small Company Growth Portfolio 03-119
Vanguard VIF Total Bond Market Index Portfolio 03-121

Contents of Statement of Additional Information

Vanguard VIF Diversified Value Portfolio 03-190
Notes to Financial Statements
Report of Independent Auditors on Statutory Financial Statements & Supplemental Schedules
Report of Independent Registered Public Accounting Firm
Statement of Additional Information for DirectPoint
Statement of Additional Information for StarPoint
Statement of Additional Information for SelectPoint
Statement of Additional Information for Voyage Protector

Contents of Statement of Additional Information

AUL American Individual Variable Annuity Unit Trust
Alger Small Cap Growth Portfolio I-2 Class - 03-515
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,467,808	$10,994,132	322,725
Receivables: investments sold	-
Payables: investments purchased	(16,145)
Net assets	$14,451,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,521,259	112,894	$22.33
Band B	11,930,404	266,493	44.77
Total	$14,451,663	379,387

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$122,391
Mortality & expense charges and administrative fees (Band B)	(85,462)
Net investment income (loss)	36,929

Gain (loss) on investments:
Net realized gain (loss)	565,167
Realized gain distributions	821,130
Net change in unrealized appreciation (depreciation)	3,203,436
Net gain (loss)	4,589,733

Increase (decrease) in net assets from operations	$4,626,662

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,929	$(14,982)
Net realized gain (loss)	565,167	32,156
Realized gain distributions	821,130	127,288
Net change in unrealized appreciation (depreciation)	3,203,436	425,225

Increase (decrease) in net assets from operations	4,626,662	569,687

Contract owner transactions:
Proceeds from units sold	9,110,511	99,548
Cost of units redeemed	(1,643,375)	(281,484)
Account charges	(45,629)	(16,403)
Increase (decrease)	7,421,507	(198,339)
Net increase (decrease)	12,048,169	371,348
Net assets, beginning	2,403,494	2,032,146
Net assets, ending	$14,451,663	$2,403,494

Units sold	298,327	7,167
Units redeemed	(56,190)	(16,288)
Net increase (decrease)	242,137	(9,121)
Units outstanding, beginning	137,250	146,371
Units outstanding, ending	379,387	137,250

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,742,424,994
Cost of units redeemed	(1,739,052,179)
Account charges	(1,700,635)
Net investment income (loss)	(1,625,924)
Net realized gain (loss)	3,411,096
Realized gain distributions	7,520,635
Net change in unrealized appreciation (depreciation)	3,473,676
Net assets	$14,451,663

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$22.33	113	$2,521	N/A	67.2%	12/31/2020	$44.77	266	$11,930	1.30%	65.0%
12/31/2019	13.36	96	1,281	N/A	29.3%	12/31/2019	27.13	41	1,122	1.30%	27.7%
12/31/2018	10.33	99	1,020	N/A	1.4%	12/31/2018	21.25	48	1,012	1.30%	0.1%
12/31/2017	10.18	118	1,204	N/A	28.7%	12/31/2017	21.23	49	1,040	1.30%	27.1%
12/31/2016	7.91	131	1,037	N/A	6.2%	12/31/2016	16.71	60	1,004	1.30%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Alger Large Cap Growth Portfolio I-2 Class - 03-500
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,620,143	$6,093,162	113,690
Receivables: investments sold	-
Payables: investments purchased	(254)
Net assets	$10,619,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,360,920	249,418	$25.50
Band B	4,258,969	128,141	33.24
Total	$10,619,889	377,559

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,285
Mortality & expense charges and administrative fees (Band B)	(46,621)
Net investment income (loss)	(31,336)

Gain (loss) on investments:
Net realized gain (loss)	636,549
Realized gain distributions	1,366,684
Net change in unrealized appreciation (depreciation)	2,524,064
Net gain (loss)	4,527,297

Increase (decrease) in net assets from operations	$4,495,961

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31,336)	$(39,845)
Net realized gain (loss)	636,549	217,224
Realized gain distributions	1,366,684	136,130
Net change in unrealized appreciation (depreciation)	2,524,064	1,353,517

Increase (decrease) in net assets from operations	4,495,961	1,667,026

Contract owner transactions:
Proceeds from units sold	244,871	102,077
Cost of units redeemed	(1,429,173)	(827,480)
Account charges	(75,692)	(63,881)
Increase (decrease)	(1,259,994)	(789,284)
Net increase (decrease)	3,235,967	877,742
Net assets, beginning	7,383,922	6,506,180
Net assets, ending	$10,619,889	$7,383,922

Units sold	10,035	7,287
Units redeemed	(65,770)	(57,554)
Net increase (decrease)	(55,735)	(50,267)
Units outstanding, beginning	433,294	483,561
Units outstanding, ending	377,559	433,294

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$264,825,731
Cost of units redeemed	(263,151,591)
Account charges	(2,885,045)
Net investment income (loss)	2,695,310
Net realized gain (loss)	(645,274)
Realized gain distributions	5,253,777
Net change in unrealized appreciation (depreciation)	4,526,981
Net assets	$10,619,889

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$25.50	249	$6,361	N/A	67.0%	12/31/2020	$33.24	128	$4,259	1.30%	64.9%
12/31/2019	15.27	276	4,218	N/A	27.4%	12/31/2019	20.16	157	3,166	1.30%	25.8%
12/31/2018	11.98	307	3,684	N/A	2.2%	12/31/2018	16.03	176	2,822	1.30%	0.9%
12/31/2017	11.72	347	4,072	N/A	28.5%	12/31/2017	15.89	184	2,925	1.30%	26.8%
12/31/2016	9.13	397	3,619	N/A	-0.8%	12/31/2016	12.53	204	2,558	1.30%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
AB VPS Small Mid Cap Value Portfolio A Class - 03-378
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$299,246	$324,919	17,206
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$299,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$57,502	4,283	$13.43
Band B	241,736	21,230	11.39
Total	$299,238	25,513

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,819
Mortality & expense charges and administrative fees (Band B)	(2,659)
Net investment income (loss)	160

Gain (loss) on investments:
Net realized gain (loss)	(8,940)
Realized gain distributions	12,908
Net change in unrealized appreciation (depreciation)	(618)
Net gain (loss)	3,350

Increase (decrease) in net assets from operations	$3,510

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$160	$(1,753)
Net realized gain (loss)	(8,940)	(5,674)
Realized gain distributions	12,908	35,444
Net change in unrealized appreciation (depreciation)	(618)	32,733

Increase (decrease) in net assets from operations	3,510	60,750

Contract owner transactions:
Proceeds from units sold	11,322	6,719
Cost of units redeemed	(41,481)	(89,678)
Account charges	(818)	(1,214)
Increase (decrease)	(30,977)	(84,173)
Net increase (decrease)	(27,467)	(23,423)
Net assets, beginning	326,705	350,128
Net assets, ending	$299,238	$326,705

Units sold	1,403	611
Units redeemed	(4,282)	(8,605)
Net increase (decrease)	(2,879)	(7,994)
Units outstanding, beginning	28,392	36,386
Units outstanding, ending	25,513	28,392

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,590,643
Cost of units redeemed	(34,545,179)
Account charges	(703,655)
Net investment income (loss)	(608,639)
Net realized gain (loss)	7,610,396
Realized gain distributions	1,981,345
Net change in unrealized appreciation (depreciation)	(25,673)
Net assets	$299,238

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.43	4	$58	N/A	3.4%	12/31/2020	$11.39	21	$242	1.30%	2.0%
12/31/2019	12.99	5	70	N/A	20.1%	12/31/2019	11.16	23	257	1.30%	18.5%
12/31/2018	10.81	5	59	N/A	-15.0%	12/31/2018	9.41	31	291	1.30%	-16.1%
12/31/2017	12.73	6	71	N/A	13.1%	12/31/2017	11.22	37	411	1.30%	11.7%
12/31/2016	11.25	6	65	N/A	25.1%	12/31/2016	10.05	46	467	1.30%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.6%
2018	0.5%
2017	0.4%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
AB VPS International Value Portfolio A Class - 03-377
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,525	$101,754	7,370
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$106,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$21,749	5,029	$4.32
Band B	84,766	23,111	3.67
Total	$106,515	28,140

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,908
Mortality & expense charges and administrative fees (Band B)	(52,740)
Net investment income (loss)	(50,832)

Gain (loss) on investments:
Net realized gain (loss)	(3,181,885)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,409,422
Net gain (loss)	(1,772,463)

Increase (decrease) in net assets from operations	$(1,823,295)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50,832)	$(55,084)
Net realized gain (loss)	(3,181,885)	(901,463)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,409,422	2,892,938

Increase (decrease) in net assets from operations	(1,823,295)	1,936,391

Contract owner transactions:
Proceeds from units sold	56,126	289,971
Cost of units redeemed	(10,392,306)	(4,412,579)
Account charges	(23,200)	(71,878)
Increase (decrease)	(10,359,380)	(4,194,486)
Net increase (decrease)	(12,182,675)	(2,258,095)
Net assets, beginning	12,289,190	14,547,285
Net assets, ending	$106,515	$12,289,190

Units sold	22,544	97,976
Units redeemed	(3,358,775)	(1,341,442)
Net increase (decrease)	(3,336,231)	(1,243,466)
Units outstanding, beginning	3,364,371	4,607,837
Units outstanding, ending	28,140	3,364,371

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$54,920,593
Cost of units redeemed	(40,956,268)
Account charges	(489,957)
Net investment income (loss)	151,099
Net realized gain (loss)	(13,523,723)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,771
Net assets	$106,515

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.32	5	$22	N/A	2.5%	12/31/2020	$3.67	23	$85	1.30%	1.1%
12/31/2019	4.22	149	630	N/A	17.1%	12/31/2019	3.63	3,215	11,659	1.30%	15.6%
12/31/2018	3.60	205	737	N/A	-22.8%	12/31/2018	3.14	4,403	13,810	1.30%	-23.8%
12/31/2017	4.67	4	20	N/A	25.4%	12/31/2017	4.12	10	40	1.30%	23.8%
12/31/2016	3.72	5	18	N/A	-0.5%	12/31/2016	3.32	16	54	1.30%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.8%
2018	3.9%
2017	1.9%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
AB VPS International Growth Portfolio A Class - 03-376
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,732	$39,479	1,876
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$51,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$14,178	1,839	$7.71
Band B	37,553	5,743	6.54
Total	$51,731	7,582

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$645
Mortality & expense charges and administrative fees (Band B)	(483)
Net investment income (loss)	162

Gain (loss) on investments:
Net realized gain (loss)	2,774
Realized gain distributions	4,086
Net change in unrealized appreciation (depreciation)	4,709
Net gain (loss)	11,569

Increase (decrease) in net assets from operations	$11,731

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$162	$(307)
Net realized gain (loss)	2,774	168
Realized gain distributions	4,086	1,597
Net change in unrealized appreciation (depreciation)	4,709	13,753

Increase (decrease) in net assets from operations	11,731	15,211

Contract owner transactions:
Proceeds from units sold	122	220
Cost of units redeemed	(29,984)	(4,515)
Account charges	(349)	(360)
Increase (decrease)	(30,211)	(4,655)
Net increase (decrease)	(18,480)	10,556
Net assets, beginning	70,211	59,655
Net assets, ending	$51,731	$70,211

Units sold	23	47
Units redeemed	(5,814)	(1,019)
Net increase (decrease)	(5,791)	(972)
Units outstanding, beginning	13,373	14,345
Units outstanding, ending	7,582	13,373

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$364,166
Cost of units redeemed	(356,239)
Account charges	(6,887)
Net investment income (loss)	3,214
Net realized gain (loss)	29,541
Realized gain distributions	5,683
Net change in unrealized appreciation (depreciation)	12,253
Net assets	$51,731

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.71	2	$14	N/A	29.9%	12/31/2020	$6.54	6	$38	1.30%	28.3%
12/31/2019	5.93	2	14	N/A	27.5%	12/31/2019	5.10	11	56	1.30%	25.9%
12/31/2018	4.65	3	12	N/A	-17.4%	12/31/2018	4.05	12	48	1.30%	-18.5%
12/31/2017	5.63	2	14	N/A	35.0%	12/31/2017	4.97	8	38	1.30%	33.3%
12/31/2016	4.17	1	4	N/A	-6.9%	12/31/2016	3.73	14	51	1.30%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.6%
2018	0.8%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
American Century VP Income & Growth Fund I Class - 03-425
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,250,184	$24,666,915	2,646,854
Receivables: investments sold	-
Payables: investments purchased	(40,518)
Net assets	$27,209,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,448,898	139,654	$17.54
Band B	24,760,768	1,316,764	18.80
Total	$27,209,666	1,456,418

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$493,265
Mortality & expense charges and administrative fees (Band B)	(304,420)
Net investment income (loss)	188,845

Gain (loss) on investments:
Net realized gain (loss)	(181,977)
Realized gain distributions	1,337,445
Net change in unrealized appreciation (depreciation)	1,064,547
Net gain (loss)	2,220,015

Increase (decrease) in net assets from operations	$2,408,860

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$188,845	$257,146
Net realized gain (loss)	(181,977)	(125,608)
Realized gain distributions	1,337,445	2,696,208
Net change in unrealized appreciation (depreciation)	1,064,547	3,274,867

Increase (decrease) in net assets from operations	2,408,860	6,102,613

Contract owner transactions:
Proceeds from units sold	657,308	711,936
Cost of units redeemed	(5,058,345)	(7,016,865)
Account charges	(141,326)	(169,204)
Increase (decrease)	(4,542,363)	(6,474,133)
Net increase (decrease)	(2,133,503)	(371,520)
Net assets, beginning	29,343,169	29,714,689
Net assets, ending	$27,209,666	$29,343,169

Units sold	44,565	52,452
Units redeemed	(322,996)	(468,173)
Net increase (decrease)	(278,431)	(415,721)
Units outstanding, beginning	1,734,849	2,150,570
Units outstanding, ending	1,456,418	1,734,849

* Date of Fund Inception into Variable Account: 1 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$139,593,929
Cost of units redeemed	(135,243,874)
Account charges	(2,922,479)
Net investment income (loss)	3,743,670
Net realized gain (loss)	3,456,375
Realized gain distributions	15,998,776
Net change in unrealized appreciation (depreciation)	2,583,269
Net assets	$27,209,666

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.54	140	$2,449	N/A	11.8%	12/31/2020	$18.80	1,317	$24,761	1.30%	10.4%
12/31/2019	15.68	159	2,497	N/A	23.9%	12/31/2019	17.04	1,576	26,846	1.30%	22.3%
12/31/2018	12.65	184	2,329	N/A	-6.9%	12/31/2018	13.93	1,967	27,386	1.30%	-8.1%
12/31/2017	13.59	242	3,288	N/A	20.5%	12/31/2017	15.15	2,668	40,421	1.30%	18.9%
12/31/2016	11.28	302	3,409	N/A	13.5%	12/31/2016	12.74	3,526	44,918	1.30%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	1.9%
2017	2.3%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
American Century VP International Fund I Class - 03-420
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,621,520	$28,535,234	2,664,287
Receivables: investments sold	-
Payables: investments purchased	(55,060)
Net assets	$37,566,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,552,686	166,227	$15.36
Band B	35,013,774	2,096,007	16.70
Total	$37,566,460	2,262,234

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$110,421
Mortality & expense charges and administrative fees (Band B)	(347,853)
Net investment income (loss)	(237,432)

Gain (loss) on investments:
Net realized gain (loss)	484,418
Realized gain distributions	333,039
Net change in unrealized appreciation (depreciation)	7,030,931
Net gain (loss)	7,848,388

Increase (decrease) in net assets from operations	$7,610,956

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(237,432)	$(93,197)
Net realized gain (loss)	484,418	(91,069)
Realized gain distributions	333,039	949,717
Net change in unrealized appreciation (depreciation)	7,030,931	4,043,463

Increase (decrease) in net assets from operations	7,610,956	4,808,914

Contract owner transactions:
Proceeds from units sold	11,410,787	6,463,011
Cost of units redeemed	(5,156,275)	(4,053,162)
Account charges	(152,147)	(114,382)
Increase (decrease)	6,102,365	2,295,467
Net increase (decrease)	13,713,321	7,104,381
Net assets, beginning	23,853,139	16,748,758
Net assets, ending	$37,566,460	$23,853,139

Units sold	869,683	544,922
Units redeemed	(394,705)	(351,346)
Net increase (decrease)	474,978	193,576
Units outstanding, beginning	1,787,256	1,593,680
Units outstanding, ending	2,262,234	1,787,256

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$201,287,026
Cost of units redeemed	(175,509,017)
Account charges	(2,309,422)
Net investment income (loss)	(560,478)
Net realized gain (loss)	(2,103,608)
Realized gain distributions	7,675,673
Net change in unrealized appreciation (depreciation)	9,086,286
Net assets	$37,566,460

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.36	166	$2,553	N/A	25.9%	12/31/2020	$16.70	2,096	$35,014	1.30%	24.3%
12/31/2019	12.20	141	1,716	N/A	28.4%	12/31/2019	13.44	1,647	22,137	1.30%	26.8%
12/31/2018	9.50	139	1,319	N/A	-15.2%	12/31/2018	10.61	1,455	15,430	1.30%	-16.3%
12/31/2017	11.21	164	1,841	N/A	31.2%	12/31/2017	12.67	1,835	23,264	1.30%	29.5%
12/31/2016	8.54	189	1,618	N/A	-5.5%	12/31/2016	9.79	2,107	20,620	1.30%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	1.4%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
American Century VP Ultra Fund I Class - 03-122
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$817,121	$773,373	29,734
Receivables: investments sold	-
Payables: investments purchased	(25)
Net assets	$817,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$110,759	3,612	$30.66
Band B	706,337	28,240	25.01
Total	$817,096	31,852

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges and administrative fees (Band B)	(7,249)
Net investment income (loss)	(7,249)

Gain (loss) on investments:
Net realized gain (loss)	266,656
Realized gain distributions	51,914
Net change in unrealized appreciation (depreciation)	(44,758)
Net gain (loss)	273,812

Increase (decrease) in net assets from operations	$266,563

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,249)	$(5,160)
Net realized gain (loss)	266,656	5,216
Realized gain distributions	51,914	41,409
Net change in unrealized appreciation (depreciation)	(44,758)	77,439

Increase (decrease) in net assets from operations	266,563	118,904

Contract owner transactions:
Proceeds from units sold	1,096,400	141,026
Cost of units redeemed	(1,073,627)	(50,342)
Account charges	(2,550)	(1,389)
Increase (decrease)	20,223	89,295
Net increase (decrease)	286,786	208,199
Net assets, beginning	530,310	322,111
Net assets, ending	$817,096	$530,310

Units sold	46,965	9,162
Units redeemed	(45,770)	(3,436)
Net increase (decrease)	1,195	5,726
Units outstanding, beginning	30,657	24,931
Units outstanding, ending	31,852	30,657

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,485,557
Cost of units redeemed	(2,287,889)
Account charges	(23,866)
Net investment income (loss)	(38,945)
Net realized gain (loss)	422,821
Realized gain distributions	215,670
Net change in unrealized appreciation (depreciation)	43,748
Net assets	$817,096

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$30.66	4	$111	N/A	49.9%	12/31/2020	$25.01	28	$706	1.30%	47.9%
12/31/2019	20.46	3	69	N/A	34.6%	12/31/2019	16.91	27	462	1.30%	32.8%
12/31/2018	15.21	2	29	N/A	0.8%	12/31/2018	12.73	23	293	1.30%	-0.6%
12/31/2017	15.09	2	29	N/A	32.2%	12/31/2017	12.80	26	336	1.30%	30.5%
12/31/2016	11.41	5	55	N/A	4.4%	12/31/2016	9.81	21	207	1.30%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.3%
2017	0.3%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
American Century VP Mid Cap Value Fund II Class - 03-397
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$614,185	$590,540	29,856
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$614,165

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$40,584	1,948	$20.83
Band B	573,581	32,039	17.90
Total	$614,165	33,987

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,964
Mortality & expense charges and administrative fees (Band B)	(7,683)
Net investment income (loss)	2,281

Gain (loss) on investments:
Net realized gain (loss)	(43,169)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,707)
Net gain (loss)	(44,876)

Increase (decrease) in net assets from operations	$(42,595)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,281	$5,677
Net realized gain (loss)	(43,169)	(6,174)
Realized gain distributions	-	88,816
Net change in unrealized appreciation (depreciation)	(1,707)	109,993

Increase (decrease) in net assets from operations	(42,595)	198,312

Contract owner transactions:
Proceeds from units sold	72,747	10,963
Cost of units redeemed	(266,765)	(126,875)
Account charges	(2,265)	(3,359)
Increase (decrease)	(196,283)	(119,271)
Net increase (decrease)	(238,878)	79,041
Net assets, beginning	853,043	774,002
Net assets, ending	$614,165	$853,043

Units sold	4,533	674
Units redeemed	(17,817)	(7,879)
Net increase (decrease)	(13,284)	(7,205)
Units outstanding, beginning	47,271	54,476
Units outstanding, ending	33,987	47,271

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,599,744
Cost of units redeemed	(1,319,311)
Account charges	(27,282)
Net investment income (loss)	20,637
Net realized gain (loss)	69,425
Realized gain distributions	247,307
Net change in unrealized appreciation (depreciation)	23,645
Net assets	$614,165

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.83	2	$41	N/A	1.1%	12/31/2020	$17.90	32	$574	1.30%	-0.2%
12/31/2019	20.61	2	39	N/A	29.0%	12/31/2019	17.94	45	814	1.30%	27.3%
12/31/2018	15.97	3	55	N/A	-13.0%	12/31/2018	14.09	51	719	1.30%	-14.1%
12/31/2017	18.35	5	86	N/A	11.5%	12/31/2017	16.40	54	886	1.30%	10.0%
12/31/2016	16.46	5	86	N/A	22.7%	12/31/2016	14.90	49	731	1.30%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.9%
2018	1.3%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
American Century VP Capital Appreciation Fund I Class - 03-410
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,339,175	$963,884	69,493
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$1,339,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$249,412	19,477	$12.81
Band B	1,089,725	92,850	11.74
Total	$1,339,137	112,327

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges and administrative fees (Band B)	(11,551)
Net investment income (loss)	(11,551)

Gain (loss) on investments:
Net realized gain (loss)	4,515
Realized gain distributions	117,679
Net change in unrealized appreciation (depreciation)	271,539
Net gain (loss)	393,733

Increase (decrease) in net assets from operations	$382,182

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,551)	$(11,771)
Net realized gain (loss)	4,515	697
Realized gain distributions	117,679	171,516
Net change in unrealized appreciation (depreciation)	271,539	131,709

Increase (decrease) in net assets from operations	382,182	292,151

Contract owner transactions:
Proceeds from units sold	12,805	41,974
Cost of units redeemed	(172,265)	(77,086)
Account charges	(5,148)	(4,545)
Increase (decrease)	(164,608)	(39,657)
Net increase (decrease)	217,574	252,494
Net assets, beginning	1,121,563	869,069
Net assets, ending	$1,339,137	$1,121,563

Units sold	1,452	5,088
Units redeemed	(21,967)	(10,568)
Net increase (decrease)	(20,515)	(5,480)
Units outstanding, beginning	132,842	138,322
Units outstanding, ending	112,327	132,842

* Date of Fund Inception into Variable Account: 4 /17 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,112,961
Cost of units redeemed	(1,611,446)
Account charges	(30,141)
Net investment income (loss)	(74,386)
Net realized gain (loss)	(183)
Realized gain distributions	567,041
Net change in unrealized appreciation (depreciation)	375,291
Net assets	$1,339,137

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.81	19	$249	N/A	42.5%	12/31/2020	$11.74	93	$1,090	1.30%	40.6%
12/31/2019	8.99	20	179	N/A	35.6%	12/31/2019	8.35	113	942	1.30%	33.8%
12/31/2018	6.63	16	106	N/A	-5.2%	12/31/2018	6.24	122	763	1.30%	-6.4%
12/31/2017	6.99	20	141	N/A	21.8%	12/31/2017	6.67	154	1,030	1.30%	20.2%
12/31/2016	5.74	22	126	N/A	3.2%	12/31/2016	5.54	180	1,000	1.30%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Calvert VP SRI Mid Cap Growth Portfolio - 03-520
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$529,436	$487,561	15,524
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$529,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$364,574	19,454	$18.74
Band B	164,849	8,202	20.10
Total	$529,423	27,656

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,283
Mortality & expense charges and administrative fees (Band B)	(2,593)
Net investment income (loss)	(310)

Gain (loss) on investments:
Net realized gain (loss)	(4,668)
Realized gain distributions	38,293
Net change in unrealized appreciation (depreciation)	19,242
Net gain (loss)	52,867

Increase (decrease) in net assets from operations	$52,557

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(310)	$(1,212)
Net realized gain (loss)	(4,668)	1,974
Realized gain distributions	38,293	48,949
Net change in unrealized appreciation (depreciation)	19,242	110,801

Increase (decrease) in net assets from operations	52,557	160,512

Contract owner transactions:
Proceeds from units sold	3,379	10,175
Cost of units redeemed	(150,298)	(87,890)
Account charges	(4,002)	(4,423)
Increase (decrease)	(150,921)	(82,138)
Net increase (decrease)	(98,364)	78,374
Net assets, beginning	627,787	549,413
Net assets, ending	$529,423	$627,787

Units sold	247	658
Units redeemed	(8,763)	(5,732)
Net increase (decrease)	(8,516)	(5,074)
Units outstanding, beginning	36,172	41,246
Units outstanding, ending	27,656	36,172

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,576,149
Cost of units redeemed	(5,628,675)
Account charges	(236,208)
Net investment income (loss)	84,702
Net realized gain (loss)	(115,697)
Realized gain distributions	807,277
Net change in unrealized appreciation (depreciation)	41,875
Net assets	$529,423

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$18.74	19	$365	N/A	12.2%	12/31/2020	$20.10	8	$165	1.30%	10.8%
12/31/2019	16.70	20	328	N/A	31.4%	12/31/2019	18.14	17	300	1.30%	29.7%
12/31/2018	12.71	22	274	N/A	-4.4%	12/31/2018	13.99	20	275	1.30%	-5.7%
12/31/2017	13.30	25	331	N/A	11.7%	12/31/2017	14.83	23	348	1.30%	10.2%
12/31/2016	11.91	29	343	N/A	7.2%	12/31/2016	13.46	41	556	1.30%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.4%
2018	0.5%
2017	0.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$277,646	$296,307	17,169
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$277,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$15,380	1,157	$13.29
Band B	262,255	23,262	11.27
Total	$277,635	24,419

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,826
Mortality & expense charges and administrative fees (Band B)	(3,513)
Net investment income (loss)	(1,687)

Gain (loss) on investments:
Net realized gain (loss)	(46,175)
Realized gain distributions	12,587
Net change in unrealized appreciation (depreciation)	36,180
Net gain (loss)	2,592

Increase (decrease) in net assets from operations	$905

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,687)	$(2,639)
Net realized gain (loss)	(46,175)	(14,218)
Realized gain distributions	12,587	33,185
Net change in unrealized appreciation (depreciation)	36,180	54,513

Increase (decrease) in net assets from operations	905	70,841

Contract owner transactions:
Proceeds from units sold	8,451	12,617
Cost of units redeemed	(118,247)	(69,803)
Account charges	(479)	(868)
Increase (decrease)	(110,275)	(58,054)
Net increase (decrease)	(109,370)	12,787
Net assets, beginning	387,005	374,218
Net assets, ending	$277,635	$387,005

Units sold	1,021	1,808
Units redeemed	(13,285)	(7,588)
Net increase (decrease)	(12,264)	(5,780)
Units outstanding, beginning	36,683	42,463
Units outstanding, ending	24,419	36,683

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,636,708
Cost of units redeemed	(31,387,234)
Account charges	(672,357)
Net investment income (loss)	(250,710)
Net realized gain (loss)	362,121
Realized gain distributions	4,607,768
Net change in unrealized appreciation (depreciation)	(18,661)
Net assets	$277,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.29	1	$15	N/A	8.8%	12/31/2020	$11.27	23	$262	1.30%	7.4%
12/31/2019	12.22	1	13	N/A	21.3%	12/31/2019	10.50	36	374	1.30%	19.8%
12/31/2018	10.07	2	16	N/A	-18.0%	12/31/2018	8.77	41	359	1.30%	-19.1%
12/31/2017	12.28	2	22	N/A	14.3%	12/31/2017	10.83	50	545	1.30%	12.8%
12/31/2016	10.74	2	19	N/A	33.0%	12/31/2016	9.60	52	495	1.30%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.6%
2018	0.4%
2017	0.6%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,144	$209,346	20,418
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$221,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$16,707	2,547	$6.56
Band B	204,430	35,343	5.78
Total	$221,137	37,890

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,725
Mortality & expense charges and administrative fees (Band B)	(2,634)
Net investment income (loss)	3,091

Gain (loss) on investments:
Net realized gain (loss)	357
Realized gain distributions	787
Net change in unrealized appreciation (depreciation)	3,995
Net gain (loss)	5,139

Increase (decrease) in net assets from operations	$8,230

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,091	$3,220
Net realized gain (loss)	357	130
Realized gain distributions	787	-
Net change in unrealized appreciation (depreciation)	3,995	7,784

Increase (decrease) in net assets from operations	8,230	11,134

Contract owner transactions:
Proceeds from units sold	7,372	340
Cost of units redeemed	(4,141)	(7,369)
Account charges	(1,190)	(1,177)
Increase (decrease)	2,041	(8,206)
Net increase (decrease)	10,271	2,928
Net assets, beginning	210,866	207,938
Net assets, ending	$221,137	$210,866

Units sold	1,288	57
Units redeemed	(876)	(1,554)
Net increase (decrease)	412	(1,497)
Units outstanding, beginning	37,478	38,975
Units outstanding, ending	37,890	37,478

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$376,801
Cost of units redeemed	(176,909)
Account charges	(5,431)
Net investment income (loss)	14,338
Net realized gain (loss)	(1,372)
Realized gain distributions	1,912
Net change in unrealized appreciation (depreciation)	11,798
Net assets	$221,137

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.56	3	$17	N/A	5.1%	12/31/2020	$5.78	35	$204	1.30%	3.7%
12/31/2019	6.24	3	18	N/A	6.7%	12/31/2019	5.58	35	193	1.30%	5.4%
12/31/2018	5.85	3	17	N/A	1.9%	12/31/2018	5.29	36	190	1.30%	0.5%
12/31/2017	5.74	4	23	N/A	3.3%	12/31/2017	5.26	16	84	1.30%	2.0%
12/31/2016	5.56	4	24	N/A	2.7%	12/31/2016	5.16	16	82	1.30%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	2.7%
2018	2.4%
2017	2.9%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,820	$318,116	17,355
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$330,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,058	214	$23.64
Band B	325,751	16,038	20.31
Total	$330,809	16,252

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,808
Mortality & expense charges and administrative fees (Band B)	(3,451)
Net investment income (loss)	(643)

Gain (loss) on investments:
Net realized gain (loss)	(11,523)
Realized gain distributions	15,994
Net change in unrealized appreciation (depreciation)	15,683
Net gain (loss)	20,154

Increase (decrease) in net assets from operations	$19,511

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(643)	$(1,291)
Net realized gain (loss)	(11,523)	(1,126)
Realized gain distributions	15,994	26,416
Net change in unrealized appreciation (depreciation)	15,683	34,958

Increase (decrease) in net assets from operations	19,511	58,957

Contract owner transactions:
Proceeds from units sold	3,711	770
Cost of units redeemed	(30,888)	(10,043)
Account charges	(755)	(887)
Increase (decrease)	(27,932)	(10,160)
Net increase (decrease)	(8,421)	48,797
Net assets, beginning	339,230	290,433
Net assets, ending	$330,809	$339,230

Units sold	299	45
Units redeemed	(2,232)	(648)
Net increase (decrease)	(1,933)	(603)
Units outstanding, beginning	18,185	18,788
Units outstanding, ending	16,252	18,185

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$800,705
Cost of units redeemed	(611,640)
Account charges	(8,610)
Net investment income (loss)	(6,311)
Net realized gain (loss)	41,164
Realized gain distributions	102,797
Net change in unrealized appreciation (depreciation)	12,704
Net assets	$330,809

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$23.64	0	$5	N/A	10.6%	12/31/2020	$20.31	16	$326	1.30%	9.2%
12/31/2019	21.36	0	8	N/A	22.2%	12/31/2019	18.60	18	331	1.30%	20.6%
12/31/2018	17.48	0	7	N/A	-9.0%	12/31/2018	15.42	18	284	1.30%	-10.2%
12/31/2017	19.21	1	12	N/A	12.4%	12/31/2017	17.16	18	313	1.30%	11.0%
12/31/2016	17.09	2	26	N/A	25.7%	12/31/2016	15.47	7	108	1.30%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.9%
2018	0.7%
2017	0.7%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$410,529	$345,203	8,809
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$410,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$14,161	660	$21.46
Band B	396,354	22,919	17.29
Total	$410,515	23,579

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,924
Mortality & expense charges and administrative fees (Band B)	(4,308)
Net investment income (loss)	(2,384)

Gain (loss) on investments:
Net realized gain (loss)	(338)
Realized gain distributions	28,656
Net change in unrealized appreciation (depreciation)	47,889
Net gain (loss)	76,207

Increase (decrease) in net assets from operations	$73,823

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,384)	$(890)
Net realized gain (loss)	(338)	(534)
Realized gain distributions	28,656	29,408
Net change in unrealized appreciation (depreciation)	47,889	49,437

Increase (decrease) in net assets from operations	73,823	77,421

Contract owner transactions:
Proceeds from units sold	43,800	751
Cost of units redeemed	(6,565)	(10,284)
Account charges	(498)	(401)
Increase (decrease)	36,737	(9,934)
Net increase (decrease)	110,560	67,487
Net assets, beginning	299,955	232,468
Net assets, ending	$410,515	$299,955

Units sold	3,111	52
Units redeemed	(519)	(884)
Net increase (decrease)	2,592	(832)
Units outstanding, beginning	20,987	21,819
Units outstanding, ending	23,579	20,987

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,134,020
Cost of units redeemed	(1,067,039)
Account charges	(16,695)
Net investment income (loss)	15,196
Net realized gain (loss)	36,472
Realized gain distributions	243,235
Net change in unrealized appreciation (depreciation)	65,326
Net assets	$410,515

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.46	1	$14	N/A	23.4%	12/31/2020	$17.29	23	$396	1.30%	21.8%
12/31/2019	17.39	1	11	N/A	35.8%	12/31/2019	14.20	20	289	1.30%	34.0%
12/31/2018	12.81	1	8	N/A	-7.1%	12/31/2018	10.59	21	225	1.30%	-8.3%
12/31/2017	13.79	1	13	N/A	27.0%	12/31/2017	11.55	31	358	1.30%	25.4%
12/31/2016	10.86	1	10	N/A	7.6%	12/31/2016	9.22	27	246	1.30%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	0.9%
2017	1.3%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,483,022	$829,199	43,680
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$1,482,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$239,912	6,380	$37.60
Band B	1,243,066	41,069	30.27
Total	$1,482,978	47,449

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$869
Mortality & expense charges and administrative fees (Band B)	(13,895)
Net investment income (loss)	(13,026)

Gain (loss) on investments:
Net realized gain (loss)	142,409
Realized gain distributions	139,255
Net change in unrealized appreciation (depreciation)	396,365
Net gain (loss)	678,029

Increase (decrease) in net assets from operations	$665,003

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,026)	$(12,823)
Net realized gain (loss)	142,409	28,944
Realized gain distributions	139,255	138,180
Net change in unrealized appreciation (depreciation)	396,365	82,759

Increase (decrease) in net assets from operations	665,003	237,060

Contract owner transactions:
Proceeds from units sold	186,477	14,238
Cost of units redeemed	(504,025)	(120,278)
Account charges	(4,709)	(3,726)
Increase (decrease)	(322,257)	(109,766)
Net increase (decrease)	342,746	127,294
Net assets, beginning	1,140,232	1,012,938
Net assets, ending	$1,482,978	$1,140,232

Units sold	8,086	711
Units redeemed	(22,189)	(7,198)
Net increase (decrease)	(14,103)	(6,487)
Units outstanding, beginning	61,552	68,039
Units outstanding, ending	47,449	61,552

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,326,568
Cost of units redeemed	(2,356,057)
Account charges	(42,487)
Net investment income (loss)	(97,269)
Net realized gain (loss)	510,322
Realized gain distributions	488,078
Net change in unrealized appreciation (depreciation)	653,823
Net assets	$1,482,978

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$37.60	6	$240	N/A	69.6%	12/31/2020	$30.27	41	$1,243	1.30%	67.4%
12/31/2019	22.18	7	147	N/A	25.5%	12/31/2019	18.08	55	993	1.30%	23.9%
12/31/2018	17.67	6	114	N/A	-1.3%	12/31/2018	14.60	62	899	1.30%	-2.6%
12/31/2017	17.89	6	109	N/A	42.4%	12/31/2017	14.98	55	821	1.30%	40.5%
12/31/2016	12.57	7	90	N/A	4.4%	12/31/2016	10.66	52	554	1.30%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Contrafund Portfolio Initial Class - 03-245
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,036,379	$9,537,658	312,139
Receivables: investments sold	-
Payables: investments purchased	(594)
Net assets	$15,035,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,325,892	167,811	$31.74
Band B	9,709,893	331,268	29.31
Total	$15,035,785	499,079

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$36,402
Mortality & expense charges and administrative fees (Band B)	(128,812)
Net investment income (loss)	(92,410)

Gain (loss) on investments:
Net realized gain (loss)	1,228,810
Realized gain distributions	80,976
Net change in unrealized appreciation (depreciation)	2,600,025
Net gain (loss)	3,909,811

Increase (decrease) in net assets from operations	$3,817,401

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(92,410)	$(64,276)
Net realized gain (loss)	1,228,810	391,799
Realized gain distributions	80,976	1,677,878
Net change in unrealized appreciation (depreciation)	2,600,025	1,799,029

Increase (decrease) in net assets from operations	3,817,401	3,804,430

Contract owner transactions:
Proceeds from units sold	709,954	1,780,000
Cost of units redeemed	(4,749,588)	(3,058,486)
Account charges	(90,295)	(86,066)
Increase (decrease)	(4,129,929)	(1,364,552)
Net increase (decrease)	(312,528)	2,439,878
Net assets, beginning	15,348,313	12,908,435
Net assets, ending	$15,035,785	$15,348,313

Units sold	30,348	87,529
Units redeemed	(193,244)	(150,892)
Net increase (decrease)	(162,896)	(63,363)
Units outstanding, beginning	661,975	725,338
Units outstanding, ending	499,079	661,975

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$75,774,802
Cost of units redeemed	(92,154,662)
Account charges	(3,885,747)
Net investment income (loss)	778,573
Net realized gain (loss)	7,042,373
Realized gain distributions	21,981,725
Net change in unrealized appreciation (depreciation)	5,498,721
Net assets	$15,035,785

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$31.74	168	$5,326	N/A	30.6%	12/31/2020	$29.31	331	$9,710	1.30%	28.9%
12/31/2019	24.31	187	4,553	N/A	31.6%	12/31/2019	22.74	475	10,795	1.30%	29.9%
12/31/2018	18.47	215	3,974	N/A	-6.4%	12/31/2018	17.51	510	8,935	1.30%	-7.6%
12/31/2017	19.73	256	5,056	N/A	21.9%	12/31/2017	18.95	596	11,286	1.30%	20.3%
12/31/2016	16.19	298	4,824	N/A	8.0%	12/31/2016	15.75	647	10,198	1.30%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.7%
2017	1.0%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,856,802	$3,299,732	161,367
Receivables: investments sold	-
Payables: investments purchased	(94)
Net assets	$3,856,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,242,005	71,352	$17.41
Band B	2,614,703	155,438	16.82
Total	$3,856,708	226,790

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$63,456
Mortality & expense charges and administrative fees (Band B)	(31,515)
Net investment income (loss)	31,941

Gain (loss) on investments:
Net realized gain (loss)	11,430
Realized gain distributions	172,433
Net change in unrealized appreciation (depreciation)	(71,124)
Net gain (loss)	112,739

Increase (decrease) in net assets from operations	$144,680

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,941	$44,272
Net realized gain (loss)	11,430	43,041
Realized gain distributions	172,433	260,163
Net change in unrealized appreciation (depreciation)	(71,124)	587,128

Increase (decrease) in net assets from operations	144,680	934,604

Contract owner transactions:
Proceeds from units sold	201,215	43,919
Cost of units redeemed	(713,707)	(403,363)
Account charges	(22,503)	(27,866)
Increase (decrease)	(534,995)	(387,310)
Net increase (decrease)	(390,315)	547,294
Net assets, beginning	4,247,023	3,699,729
Net assets, ending	$3,856,708	$4,247,023

Units sold	14,072	3,156
Units redeemed	(51,399)	(29,709)
Net increase (decrease)	(37,327)	(26,553)
Units outstanding, beginning	264,117	290,670
Units outstanding, ending	226,790	264,117

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$92,818,547
Cost of units redeemed	(84,957,696)
Account charges	(2,295,506)
Net investment income (loss)	3,173,454
Net realized gain (loss)	(16,210,540)
Realized gain distributions	10,771,379
Net change in unrealized appreciation (depreciation)	557,070
Net assets	$3,856,708

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.41	71	$1,242	N/A	6.7%	12/31/2020	$16.82	155	$2,615	1.30%	5.3%
12/31/2019	16.31	83	1,356	N/A	27.4%	12/31/2019	15.97	181	2,891	1.30%	25.8%
12/31/2018	12.80	87	1,115	N/A	-8.3%	12/31/2018	12.70	204	2,585	1.30%	-9.5%
12/31/2017	13.96	101	1,412	N/A	12.9%	12/31/2017	14.03	241	3,376	1.30%	11.4%
12/31/2016	12.36	117	1,450	N/A	18.0%	12/31/2016	12.59	243	3,058	1.30%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.0%
2018	2.2%
2017	1.7%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,919	$82,328	7,330
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$99,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$95,971	8,073	$11.89
Band B	3,948	407	9.70
Total	$99,919	8,480

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,218
Mortality & expense charges and administrative fees (Band B)	(386)
Net investment income (loss)	832

Gain (loss) on investments:
Net realized gain (loss)	4,394
Realized gain distributions	2,533
Net change in unrealized appreciation (depreciation)	5,307
Net gain (loss)	12,234

Increase (decrease) in net assets from operations	$13,066

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$832	$1,852
Net realized gain (loss)	4,394	151
Realized gain distributions	2,533	1,512
Net change in unrealized appreciation (depreciation)	5,307	7,599

Increase (decrease) in net assets from operations	13,066	11,114

Contract owner transactions:
Proceeds from units sold	65,188	1
Cost of units redeemed	(68,221)	(240)
Account charges	(1,318)	(1,038)
Increase (decrease)	(4,351)	(1,277)
Net increase (decrease)	8,715	9,837
Net assets, beginning	91,204	81,367
Net assets, ending	$99,919	$91,204

Units sold	7,201	-
Units redeemed	(7,327)	(127)
Net increase (decrease)	(126)	(127)
Units outstanding, beginning	8,606	8,733
Units outstanding, ending	8,480	8,606

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$543,177
Cost of units redeemed	(498,507)
Account charges	(9,890)
Net investment income (loss)	24,190
Net realized gain (loss)	(8,026)
Realized gain distributions	31,384
Net change in unrealized appreciation (depreciation)	17,591
Net assets	$99,919

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.89	8	$96	N/A	11.3%	12/31/2020	$9.70	0	$4	1.30%	9.8%
12/31/2019	10.69	8	88	N/A	13.8%	12/31/2019	8.84	0	4	1.30%	12.3%
12/31/2018	9.39	8	78	N/A	-3.0%	12/31/2018	7.87	0	3	1.30%	-4.2%
12/31/2017	9.68	8	82	N/A	11.1%	12/31/2017	8.21	0	3	1.30%	9.6%
12/31/2016	8.71	9	75	N/A	5.0%	12/31/2016	7.49	0	3	1.30%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.2%
2018	1.7%
2017	1.5%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,453	$28,332	2,272
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$32,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,232	93	$13.25
Band B	31,220	2,887	10.81
Total	$32,452	2,980

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$395
Mortality & expense charges and administrative fees (Band B)	(513)
Net investment income (loss)	(118)

Gain (loss) on investments:
Net realized gain (loss)	2,825
Realized gain distributions	1,281
Net change in unrealized appreciation (depreciation)	913
Net gain (loss)	5,019

Increase (decrease) in net assets from operations	$4,901

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(118)	$231
Net realized gain (loss)	2,825	597
Realized gain distributions	1,281	1,538
Net change in unrealized appreciation (depreciation)	913	2,036

Increase (decrease) in net assets from operations	4,901	4,402

Contract owner transactions:
Proceeds from units sold	19,951	13
Cost of units redeemed	(21,857)	(10,084)
Account charges	(289)	(237)
Increase (decrease)	(2,195)	(10,308)
Net increase (decrease)	2,706	(5,906)
Net assets, beginning	29,746	35,652
Net assets, ending	$32,452	$29,746

Units sold	2,110	-
Units redeemed	(2,164)	(1,142)
Net increase (decrease)	(54)	(1,142)
Units outstanding, beginning	3,034	4,176
Units outstanding, ending	2,980	3,034

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,510,257
Cost of units redeemed	(1,590,167)
Account charges	(19,268)
Net investment income (loss)	36,377
Net realized gain (loss)	24,448
Realized gain distributions	66,684
Net change in unrealized appreciation (depreciation)	4,121
Net assets	$32,452

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.25	0	$1	N/A	12.5%	12/31/2020	$10.81	3	$31	1.30%	11.0%
12/31/2019	11.78	0	1	N/A	16.1%	12/31/2019	9.74	3	29	1.30%	14.6%
12/31/2018	10.15	0	1	N/A	-4.0%	12/31/2018	8.50	4	35	1.30%	-5.3%
12/31/2017	10.57	0	1	N/A	13.1%	12/31/2017	8.97	4	37	1.30%	11.6%
12/31/2016	9.35	0	1	N/A	5.5%	12/31/2016	8.04	9	74	1.30%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.9%
2018	1.7%
2017	1.0%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$504,083	$446,779	35,698
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$504,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$342,043	24,153	$14.16
Band B	162,035	14,017	11.56
Total	$504,078	38,170

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,033
Mortality & expense charges and administrative fees (Band B)	(2,078)
Net investment income (loss)	3,955

Gain (loss) on investments:
Net realized gain (loss)	3,528
Realized gain distributions	22,673
Net change in unrealized appreciation (depreciation)	31,211
Net gain (loss)	57,412

Increase (decrease) in net assets from operations	$61,367

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,955	$6,436
Net realized gain (loss)	3,528	9,439
Realized gain distributions	22,673	38,546
Net change in unrealized appreciation (depreciation)	31,211	27,849

Increase (decrease) in net assets from operations	61,367	82,270

Contract owner transactions:
Proceeds from units sold	19,939	34
Cost of units redeemed	(32,955)	(127,608)
Account charges	(5,158)	(5,043)
Increase (decrease)	(18,174)	(132,617)
Net increase (decrease)	43,193	(50,347)
Net assets, beginning	460,885	511,232
Net assets, ending	$504,078	$460,885

Units sold	2,022	3
Units redeemed	(3,413)	(13,031)
Net increase (decrease)	(1,391)	(13,028)
Units outstanding, beginning	39,561	52,589
Units outstanding, ending	38,170	39,561

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,611,527
Cost of units redeemed	(1,474,352)
Account charges	(52,431)
Net investment income (loss)	79,433
Net realized gain (loss)	130,533
Realized gain distributions	152,064
Net change in unrealized appreciation (depreciation)	57,304
Net assets	$504,078

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.16	24	$342	N/A	13.8%	12/31/2020	$11.56	14	$162	1.30%	12.4%
12/31/2019	12.44	25	312	N/A	18.3%	12/31/2019	10.29	15	149	1.30%	16.7%
12/31/2018	10.52	28	295	N/A	-5.1%	12/31/2018	8.81	25	217	1.30%	-6.3%
12/31/2017	11.08	5	59	N/A	15.1%	12/31/2017	9.40	26	245	1.30%	13.6%
12/31/2016	9.63	15	149	N/A	5.9%	12/31/2016	8.28	26	217	1.30%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.9%
2018	2.2%
2017	1.3%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$976,236	$784,415	64,951
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$976,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$393,479	26,709	$14.73
Band B	582,737	48,458	12.03
Total	$976,216	75,167

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,248
Mortality & expense charges and administrative fees (Band B)	(7,740)
Net investment income (loss)	4,508

Gain (loss) on investments:
Net realized gain (loss)	23,914
Realized gain distributions	53,463
Net change in unrealized appreciation (depreciation)	46,911
Net gain (loss)	124,288

Increase (decrease) in net assets from operations	$128,796

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,508	$10,625
Net realized gain (loss)	23,914	22,364
Realized gain distributions	53,463	47,917
Net change in unrealized appreciation (depreciation)	46,911	77,954

Increase (decrease) in net assets from operations	128,796	158,860

Contract owner transactions:
Proceeds from units sold	42,053	12,050
Cost of units redeemed	(121,317)	(169,014)
Account charges	(5,894)	(5,937)
Increase (decrease)	(85,158)	(162,901)
Net increase (decrease)	43,638	(4,041)
Net assets, beginning	932,578	936,619
Net assets, ending	$976,216	$932,578

Units sold	3,678	1,020
Units redeemed	(11,161)	(18,085)
Net increase (decrease)	(7,483)	(17,065)
Units outstanding, beginning	82,650	99,715
Units outstanding, ending	75,167	82,650

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,991,154
Cost of units redeemed	(2,484,032)
Account charges	(62,920)
Net investment income (loss)	116,642
Net realized gain (loss)	(86,535)
Realized gain distributions	310,086
Net change in unrealized appreciation (depreciation)	191,821
Net assets	$976,216

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.73	27	$393	N/A	15.1%	12/31/2020	$12.03	48	$583	1.30%	13.6%
12/31/2019	12.80	26	332	N/A	20.1%	12/31/2019	10.59	57	601	1.30%	18.6%
12/31/2018	10.66	27	285	N/A	-5.9%	12/31/2018	8.93	73	652	1.30%	-7.1%
12/31/2017	11.32	27	305	N/A	16.6%	12/31/2017	9.61	76	728	1.30%	15.1%
12/31/2016	9.71	26	255	N/A	6.1%	12/31/2016	8.35	73	609	1.30%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.9%
2018	1.6%
2017	1.6%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,288,624	$1,015,679	76,518
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$1,288,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$259,201	16,277	$15.92
Band B	1,029,387	79,191	13.00
Total	$1,288,588	95,468

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,309
Mortality & expense charges and administrative fees (Band B)	(12,084)
Net investment income (loss)	2,225

Gain (loss) on investments:
Net realized gain (loss)	8,311
Realized gain distributions	49,921
Net change in unrealized appreciation (depreciation)	108,788
Net gain (loss)	167,020

Increase (decrease) in net assets from operations	$169,245

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,225	$10,743
Net realized gain (loss)	8,311	3,525
Realized gain distributions	49,921	29,529
Net change in unrealized appreciation (depreciation)	108,788	152,944

Increase (decrease) in net assets from operations	169,245	196,741

Contract owner transactions:
Proceeds from units sold	23,891	32,133
Cost of units redeemed	(47,298)	(34,580)
Account charges	(4,483)	(4,242)
Increase (decrease)	(27,890)	(6,689)
Net increase (decrease)	141,355	190,052
Net assets, beginning	1,147,233	957,181
Net assets, ending	$1,288,588	$1,147,233

Units sold	2,327	3,108
Units redeemed	(4,427)	(3,684)
Net increase (decrease)	(2,100)	(576)
Units outstanding, beginning	97,568	98,144
Units outstanding, ending	95,468	97,568

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,917,931
Cost of units redeemed	(1,299,526)
Account charges	(49,173)
Net investment income (loss)	84,726
Net realized gain (loss)	142,651
Realized gain distributions	219,034
Net change in unrealized appreciation (depreciation)	272,945
Net assets	$1,288,588

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.92	16	$259	N/A	16.0%	12/31/2020	$13.00	79	$1,029	1.30%	14.5%
12/31/2019	13.73	16	226	N/A	21.9%	12/31/2019	11.36	81	921	1.30%	20.3%
12/31/2018	11.27	17	188	N/A	-6.5%	12/31/2018	9.44	81	769	1.30%	-7.7%
12/31/2017	12.06	17	202	N/A	17.9%	12/31/2017	10.23	45	465	1.30%	16.4%
12/31/2016	10.23	15	151	N/A	6.2%	12/31/2016	8.79	52	455	1.30%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.1%
2018	1.8%
2017	1.5%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,199,741	$911,163	71,291
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$1,199,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$238,957	14,524	$16.45
Band B	960,895	71,550	13.43
Total	$1,199,852	86,074

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,225
Mortality & expense charges and administrative fees (Band B)	(11,754)
Net investment income (loss)	1,471

Gain (loss) on investments:
Net realized gain (loss)	85,376
Realized gain distributions	61,937
Net change in unrealized appreciation (depreciation)	23,531
Net gain (loss)	170,844

Increase (decrease) in net assets from operations	$172,315

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,471	$11,680
Net realized gain (loss)	85,376	37,022
Realized gain distributions	61,937	52,351
Net change in unrealized appreciation (depreciation)	23,531	192,492

Increase (decrease) in net assets from operations	172,315	293,545

Contract owner transactions:
Proceeds from units sold	46,390	50,484
Cost of units redeemed	(440,374)	(248,169)
Account charges	(5,274)	(6,288)
Increase (decrease)	(399,258)	(203,973)
Net increase (decrease)	(226,943)	89,572
Net assets, beginning	1,426,795	1,337,223
Net assets, ending	$1,199,852	$1,426,795

Units sold	3,301	4,866
Units redeemed	(35,532)	(23,211)
Net increase (decrease)	(32,231)	(18,345)
Units outstanding, beginning	118,305	136,650
Units outstanding, ending	86,074	118,305

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,318,602
Cost of units redeemed	(1,973,369)
Account charges	(65,199)
Net investment income (loss)	88,535
Net realized gain (loss)	221,848
Realized gain distributions	320,857
Net change in unrealized appreciation (depreciation)	288,578
Net assets	$1,199,852

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.45	15	$239	N/A	16.9%	12/31/2020	$13.43	72	$961	1.30%	15.4%
12/31/2019	14.08	20	288	N/A	24.4%	12/31/2019	11.64	98	1,139	1.30%	22.8%
12/31/2018	11.31	23	260	N/A	-7.8%	12/31/2018	9.48	114	1,077	1.30%	-9.0%
12/31/2017	12.27	24	295	N/A	21.0%	12/31/2017	10.41	110	1,145	1.30%	19.4%
12/31/2016	10.14	24	242	N/A	6.6%	12/31/2016	8.72	104	909	1.30%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.9%
2018	1.5%
2017	1.5%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$287,806	$266,671	22,589
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$287,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$9,277	876	$10.59
Band B	278,520	32,219	8.64
Total	$287,797	33,095

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,555
Mortality & expense charges and administrative fees (Band B)	(2,879)
Net investment income (loss)	676

Gain (loss) on investments:
Net realized gain (loss)	5,125
Realized gain distributions	4,477
Net change in unrealized appreciation (depreciation)	9,571
Net gain (loss)	19,173

Increase (decrease) in net assets from operations	$19,849

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$676	$2,428
Net realized gain (loss)	5,125	4,732
Realized gain distributions	4,477	1,779
Net change in unrealized appreciation (depreciation)	9,571	9,743

Increase (decrease) in net assets from operations	19,849	18,682

Contract owner transactions:
Proceeds from units sold	126,711	223,165
Cost of units redeemed	(101,049)	(68,300)
Account charges	(727)	(1,774)
Increase (decrease)	24,935	153,091
Net increase (decrease)	44,784	171,773
Net assets, beginning	243,013	71,240
Net assets, ending	$287,797	$243,013

Units sold	15,296	29,080
Units redeemed	(12,677)	(7,656)
Net increase (decrease)	2,619	21,424
Units outstanding, beginning	30,476	9,052
Units outstanding, ending	33,095	30,476

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,344,185
Cost of units redeemed	(3,170,804)
Account charges	(45,211)
Net investment income (loss)	98,479
Net realized gain (loss)	(44,835)
Realized gain distributions	84,848
Net change in unrealized appreciation (depreciation)	21,135
Net assets	$287,797

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.59	1	$9	N/A	10.5%	12/31/2020	$8.64	32	$279	1.30%	9.0%
12/31/2019	9.59	1	8	N/A	11.9%	12/31/2019	7.93	30	235	1.30%	10.5%
12/31/2018	8.56	5	39	N/A	-2.0%	12/31/2018	7.17	5	32	1.30%	-3.2%
12/31/2017	8.73	2	20	N/A	8.5%	12/31/2017	7.41	5	33	1.30%	7.1%
12/31/2016	8.05	2	20	N/A	4.5%	12/31/2016	6.92	6	40	1.30%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	3.1%
2018	2.0%
2017	1.4%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Growth Portfolio Initial Class - 03-210
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,364,259	$5,440,521	81,202
Receivables: investments sold	-
Payables: investments purchased	(369)
Net assets	$8,363,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$3,603,259	136,751	$26.35
Band B	4,760,631	147,651	32.24
Total	$8,363,890	284,402

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,396
Mortality & expense charges and administrative fees (Band B)	(58,128)
Net investment income (loss)	(52,732)

Gain (loss) on investments:
Net realized gain (loss)	1,420,433
Realized gain distributions	686,373
Net change in unrealized appreciation (depreciation)	616,321
Net gain (loss)	2,723,127

Increase (decrease) in net assets from operations	$2,670,395

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(52,732)	$(33,393)
Net realized gain (loss)	1,420,433	432,491
Realized gain distributions	686,373	401,454
Net change in unrealized appreciation (depreciation)	616,321	1,010,197

Increase (decrease) in net assets from operations	2,670,395	1,810,749

Contract owner transactions:
Proceeds from units sold	2,728,850	443,104
Cost of units redeemed	(3,522,299)	(1,374,985)
Account charges	(51,616)	(38,457)
Increase (decrease)	(845,065)	(970,338)
Net increase (decrease)	1,825,330	840,411
Net assets, beginning	6,538,560	5,698,149
Net assets, ending	$8,363,890	$6,538,560

Units sold	100,793	24,182
Units redeemed	(133,001)	(74,934)
Net increase (decrease)	(32,208)	(50,752)
Units outstanding, beginning	316,610	367,362
Units outstanding, ending	284,402	316,610

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,256,471
Cost of units redeemed	(47,405,014)
Account charges	(1,907,971)
Net investment income (loss)	844,093
Net realized gain (loss)	1,486,524
Realized gain distributions	3,166,049
Net change in unrealized appreciation (depreciation)	2,923,738
Net assets	$8,363,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$26.35	137	$3,603	N/A	43.9%	12/31/2020	$32.24	148	$4,761	1.30%	42.0%
12/31/2019	18.31	148	2,706	N/A	34.3%	12/31/2019	22.70	169	3,832	1.30%	32.6%
12/31/2018	13.63	170	2,313	N/A	-0.2%	12/31/2018	17.12	198	3,385	1.30%	-1.5%
12/31/2017	13.66	203	2,773	N/A	35.1%	12/31/2017	17.38	206	3,574	1.30%	33.4%
12/31/2016	10.11	237	2,400	N/A	0.8%	12/31/2016	13.03	198	2,575	1.30%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP High Income Portfolio Initial Class - 03-215
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,358,754	$7,454,379	1,384,067
Receivables: investments sold	-
Payables: investments purchased	(9,354)
Net assets	$7,349,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$943,547	78,536	$12.01
Band B	6,405,853	467,405	13.71
Total	$7,349,400	545,941

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$361,534
Mortality & expense charges and administrative fees (Band B)	(84,365)
Net investment income (loss)	277,169

Gain (loss) on investments:
Net realized gain (loss)	(59,769)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(141,031)
Net gain (loss)	(200,800)

Increase (decrease) in net assets from operations	$76,369

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$277,169	$303,994
Net realized gain (loss)	(59,769)	(29,664)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(141,031)	333,612

Increase (decrease) in net assets from operations	76,369	607,942

Contract owner transactions:
Proceeds from units sold	518,400	6,252,273
Cost of units redeemed	(1,419,375)	(890,718)
Account charges	(42,027)	(36,536)
Increase (decrease)	(943,002)	5,325,019
Net increase (decrease)	(866,633)	5,932,961
Net assets, beginning	8,216,033	2,283,072
Net assets, ending	$7,349,400	$8,216,033

Units sold	42,027	491,953
Units redeemed	(115,310)	(73,742)
Net increase (decrease)	(73,283)	418,211
Units outstanding, beginning	619,224	201,013
Units outstanding, ending	545,941	619,224

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$45,542,086
Cost of units redeemed	(42,487,814)
Account charges	(862,340)
Net investment income (loss)	6,245,375
Net realized gain (loss)	(992,282)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(95,625)
Net assets	$7,349,400

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.01	79	$944	N/A	2.7%	12/31/2020	$13.71	467	$6,406	1.30%	1.4%
12/31/2019	11.69	83	975	N/A	15.1%	12/31/2019	13.51	536	7,241	1.30%	13.6%
12/31/2018	10.16	62	631	N/A	-3.3%	12/31/2018	11.89	139	1,653	1.30%	-4.5%
12/31/2017	10.50	94	987	N/A	6.9%	12/31/2017	12.46	164	2,045	1.30%	5.6%
12/31/2016	9.82	91	895	N/A	14.6%	12/31/2016	11.80	174	2,049	1.30%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.6%
2019	7.0%
2018	5.2%
2017	5.4%
2016	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Index 500 Portfolio Initial Class - 03-225
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,897,042	$7,755,175	40,088
Receivables: investments sold	-
Payables: investments purchased	(444)
Net assets	$14,896,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,836,704	280,566	$20.80
Band B	9,059,894	377,486	24.00
Total	$14,896,598	658,052

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$235,699
Mortality & expense charges and administrative fees (Band B)	(111,990)
Net investment income (loss)	123,709

Gain (loss) on investments:
Net realized gain (loss)	1,318,247
Realized gain distributions	49,114
Net change in unrealized appreciation (depreciation)	617,776
Net gain (loss)	1,985,137

Increase (decrease) in net assets from operations	$2,108,846

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$123,709	$161,077
Net realized gain (loss)	1,318,247	904,305
Realized gain distributions	49,114	223,946
Net change in unrealized appreciation (depreciation)	617,776	2,564,171

Increase (decrease) in net assets from operations	2,108,846	3,853,499

Contract owner transactions:
Proceeds from units sold	659,834	443,029
Cost of units redeemed	(3,193,348)	(2,469,278)
Account charges	(95,512)	(101,328)
Increase (decrease)	(2,629,026)	(2,127,577)
Net increase (decrease)	(520,180)	1,725,922
Net assets, beginning	15,416,778	13,690,856
Net assets, ending	$14,896,598	$15,416,778

Units sold	32,885	26,296
Units redeemed	(169,444)	(148,032)
Net increase (decrease)	(136,559)	(121,736)
Units outstanding, beginning	794,611	916,347
Units outstanding, ending	658,052	794,611

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$173,733,949
Cost of units redeemed	(188,904,848)
Account charges	(6,297,086)
Net investment income (loss)	7,027,633
Net realized gain (loss)	16,789,520
Realized gain distributions	5,405,563
Net change in unrealized appreciation (depreciation)	7,141,867
Net assets	$14,896,598

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.80	281	$5,837	N/A	18.2%	12/31/2020	$24.00	377	$9,060	1.30%	16.7%
12/31/2019	17.59	311	5,472	N/A	31.4%	12/31/2019	20.56	484	9,945	1.30%	29.7%
12/31/2018	13.39	342	4,579	N/A	-4.5%	12/31/2018	15.86	574	9,112	1.30%	-5.7%
12/31/2017	14.02	394	5,527	N/A	21.7%	12/31/2017	16.82	629	10,582	1.30%	20.1%
12/31/2016	11.52	469	5,403	N/A	11.9%	12/31/2016	14.00	657	9,197	1.30%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.0%
2018	1.9%
2017	1.8%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Overseas Portfolio Initial Class - 03-220
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,118,373	$1,376,528	79,874
Receivables: investments sold	-
Payables: investments purchased	(86)
Net assets	$2,118,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$616,766	43,689	$14.12
Band B	1,501,521	90,794	16.54
Total	$2,118,287	134,483

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,220
Mortality & expense charges and administrative fees (Band B)	(18,267)
Net investment income (loss)	(10,047)

Gain (loss) on investments:
Net realized gain (loss)	100,159
Realized gain distributions	9,073
Net change in unrealized appreciation (depreciation)	167,510
Net gain (loss)	276,742

Increase (decrease) in net assets from operations	$266,695

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,047)	$15,685
Net realized gain (loss)	100,159	54,314
Realized gain distributions	9,073	70,247
Net change in unrealized appreciation (depreciation)	167,510	320,810

Increase (decrease) in net assets from operations	266,695	461,056

Contract owner transactions:
Proceeds from units sold	68,955	135,961
Cost of units redeemed	(356,659)	(223,921)
Account charges	(9,045)	(10,035)
Increase (decrease)	(296,749)	(97,995)
Net increase (decrease)	(30,054)	363,061
Net assets, beginning	2,148,341	1,785,280
Net assets, ending	$2,118,287	$2,148,341

Units sold	5,168	10,750
Units redeemed	(26,594)	(19,710)
Net increase (decrease)	(21,426)	(8,960)
Units outstanding, beginning	155,909	164,869
Units outstanding, ending	134,483	155,909

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$334,002,280
Cost of units redeemed	(335,204,461)
Account charges	(1,592,075)
Net investment income (loss)	1,350,012
Net realized gain (loss)	(4,756,882)
Realized gain distributions	7,577,568
Net change in unrealized appreciation (depreciation)	741,845
Net assets	$2,118,287

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.12	44	$617	N/A	15.6%	12/31/2020	$16.54	91	$1,502	1.30%	14.1%
12/31/2019	12.21	49	594	N/A	27.8%	12/31/2019	14.49	107	1,554	1.30%	26.1%
12/31/2018	9.56	56	540	N/A	-14.8%	12/31/2018	11.49	108	1,246	1.30%	-15.9%
12/31/2017	11.22	63	711	N/A	30.3%	12/31/2017	13.67	122	1,662	1.30%	28.6%
12/31/2016	8.61	85	733	N/A	-5.1%	12/31/2016	10.63	135	1,435	1.30%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.7%
2018	1.6%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$963,373	$914,655	25,833
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$963,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$150,451	7,453	$20.19
Band B	812,894	46,864	17.35
Total	$963,345	54,317

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,913
Mortality & expense charges and administrative fees (Band B)	(6,451)
Net investment income (loss)	(3,538)

Gain (loss) on investments:
Net realized gain (loss)	50,179
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	78,742
Net gain (loss)	128,921

Increase (decrease) in net assets from operations	$125,383

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,538)	$(2,282)
Net realized gain (loss)	50,179	(6,004)
Realized gain distributions	-	69,494
Net change in unrealized appreciation (depreciation)	78,742	59,656

Increase (decrease) in net assets from operations	125,383	120,864

Contract owner transactions:
Proceeds from units sold	835,612	5,140
Cost of units redeemed	(639,545)	(40,207)
Account charges	(2,339)	(2,476)
Increase (decrease)	193,728	(37,543)
Net increase (decrease)	319,111	83,321
Net assets, beginning	644,234	560,913
Net assets, ending	$963,345	$644,234

Units sold	50,467	356
Units redeemed	(38,253)	(2,955)
Net increase (decrease)	12,214	(2,599)
Units outstanding, beginning	42,103	44,702
Units outstanding, ending	54,317	42,103

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,176,399
Cost of units redeemed	(28,178,674)
Account charges	(558,616)
Net investment income (loss)	(694,091)
Net realized gain (loss)	7,461,170
Realized gain distributions	2,708,439
Net change in unrealized appreciation (depreciation)	48,718
Net assets	$963,345

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.19	7	$150	N/A	17.9%	12/31/2020	$17.35	47	$813	1.30%	16.3%
12/31/2019	17.13	7	128	N/A	23.2%	12/31/2019	14.91	35	517	1.30%	21.6%
12/31/2018	13.90	8	108	N/A	-14.8%	12/31/2018	12.26	37	453	1.30%	-15.9%
12/31/2017	16.31	8	125	N/A	20.5%	12/31/2017	14.58	40	585	1.30%	19.0%
12/31/2016	13.54	3	43	N/A	11.9%	12/31/2016	12.25	36	442	1.30%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	0.4%
2017	0.6%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,221,866	$1,933,381	130,385
Receivables: investments sold	-
Payables: investments purchased	(96)
Net assets	$2,221,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$975,080	62,799	$15.53
Band B	1,246,690	91,870	13.57
Total	$2,221,770	154,669

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,479
Mortality & expense charges and administrative fees (Band B)	(14,387)
Net investment income (loss)	16,092

Gain (loss) on investments:
Net realized gain (loss)	5,116
Realized gain distributions	26,465
Net change in unrealized appreciation (depreciation)	218,048
Net gain (loss)	249,629

Increase (decrease) in net assets from operations	$265,721

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,092	$20,453
Net realized gain (loss)	5,116	(5,591)
Realized gain distributions	26,465	82,645
Net change in unrealized appreciation (depreciation)	218,048	215,168

Increase (decrease) in net assets from operations	265,721	312,675

Contract owner transactions:
Proceeds from units sold	141,218	97,540
Cost of units redeemed	(178,820)	(238,381)
Account charges	(15,060)	(15,998)
Increase (decrease)	(52,662)	(156,839)
Net increase (decrease)	213,059	155,836
Net assets, beginning	2,008,711	1,852,875
Net assets, ending	$2,221,770	$2,008,711

Units sold	11,366	8,623
Units redeemed	(16,052)	(21,415)
Net increase (decrease)	(4,686)	(12,792)
Units outstanding, beginning	159,355	172,147
Units outstanding, ending	154,669	159,355

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,651,919
Cost of units redeemed	(27,953,340)
Account charges	(1,450,220)
Net investment income (loss)	3,219,840
Net realized gain (loss)	(794,079)
Realized gain distributions	2,259,165
Net change in unrealized appreciation (depreciation)	288,485
Net assets	$2,221,770

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.53	63	$975	N/A	14.9%	12/31/2020	$13.57	92	$1,247	1.30%	13.4%
12/31/2019	13.52	66	886	N/A	18.2%	12/31/2019	11.97	94	1,123	1.30%	16.7%
12/31/2018	11.43	75	852	N/A	-5.3%	12/31/2018	10.25	98	1,001	1.30%	-6.6%
12/31/2017	12.08	84	1,012	N/A	14.1%	12/31/2017	10.98	126	1,386	1.30%	12.6%
12/31/2016	10.58	104	1,098	N/A	3.1%	12/31/2016	9.74	167	1,627	1.30%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.8%
2018	1.6%
2017	1.8%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Franklin Allocation VIP Fund 1 Class - 03-908
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,564	$184,515	28,334
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$155,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$38,486	3,716	$10.36
Band B	117,074	13,328	8.78
Total	$155,560	17,044

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,401
Mortality & expense charges and administrative fees (Band B)	(1,441)
Net investment income (loss)	960

Gain (loss) on investments:
Net realized gain (loss)	(2,147)
Realized gain distributions	36,296
Net change in unrealized appreciation (depreciation)	(20,471)
Net gain (loss)	13,678

Increase (decrease) in net assets from operations	$14,638

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$960	$4,015
Net realized gain (loss)	(2,147)	(1,795)
Realized gain distributions	36,296	9,508
Net change in unrealized appreciation (depreciation)	(20,471)	14,101

Increase (decrease) in net assets from operations	14,638	25,829

Contract owner transactions:
Proceeds from units sold	1,917	4,327
Cost of units redeemed	(14,957)	(20,914)
Account charges	(600)	(869)
Increase (decrease)	(13,640)	(17,456)
Net increase (decrease)	998	8,373
Net assets, beginning	154,562	146,189
Net assets, ending	$155,560	$154,562

Units sold	213	559
Units redeemed	(2,064)	(2,984)
Net increase (decrease)	(1,851)	(2,425)
Units outstanding, beginning	18,895	21,320
Units outstanding, ending	17,044	18,895

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$752,541
Cost of units redeemed	(759,877)
Account charges	(18,448)
Net investment income (loss)	89,263
Net realized gain (loss)	(19,548)
Realized gain distributions	140,580
Net change in unrealized appreciation (depreciation)	(28,951)
Net assets	$155,560

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.36	4	$38	N/A	12.2%	12/31/2020	$8.78	13	$117	1.30%	10.7%
12/31/2019	9.23	4	33	N/A	20.0%	12/31/2019	7.93	15	121	1.30%	18.5%
12/31/2018	7.69	3	27	N/A	-9.3%	12/31/2018	6.69	18	119	1.30%	-10.5%
12/31/2017	8.48	3	28	N/A	12.2%	12/31/2017	7.48	18	136	1.30%	10.7%
12/31/2016	7.56	4	29	N/A	13.4%	12/31/2016	6.76	36	244	1.30%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	3.7%
2018	3.4%
2017	3.8%
2016	4.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Templeton Foreign VIP Fund 2 Class - 03-909
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$419,999	$400,709	31,625
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$419,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$33,638	3,564	$9.44
Band B	386,348	47,640	8.11
Total	$419,986	51,204

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,219
Mortality & expense charges and administrative fees (Band B)	(5,309)
Net investment income (loss)	10,910

Gain (loss) on investments:
Net realized gain (loss)	(15,211)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(21,974)
Net gain (loss)	(37,185)

Increase (decrease) in net assets from operations	$(26,275)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,910	$2,841
Net realized gain (loss)	(15,211)	2,769
Realized gain distributions	-	5,572
Net change in unrealized appreciation (depreciation)	(21,974)	46,976

Increase (decrease) in net assets from operations	(26,275)	58,158

Contract owner transactions:
Proceeds from units sold	33,252	26,685
Cost of units redeemed	(141,688)	(71,309)
Account charges	(491)	(1,581)
Increase (decrease)	(108,927)	(46,205)
Net increase (decrease)	(135,202)	11,953
Net assets, beginning	555,188	543,235
Net assets, ending	$419,986	$555,188

Units sold	4,908	3,373
Units redeemed	(19,748)	(9,220)
Net increase (decrease)	(14,840)	(5,847)
Units outstanding, beginning	66,044	71,891
Units outstanding, ending	51,204	66,044

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$61,553,432
Cost of units redeemed	(73,586,311)
Account charges	(1,883,384)
Net investment income (loss)	2,119,619
Net realized gain (loss)	11,008,166
Realized gain distributions	1,189,174
Net change in unrealized appreciation (depreciation)	19,290
Net assets	$419,986

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.44	4	$34	N/A	-1.2%	12/31/2020	$8.11	48	$386	1.30%	-2.4%
12/31/2019	9.55	5	48	N/A	12.5%	12/31/2019	8.31	61	507	1.30%	11.1%
12/31/2018	8.49	5	44	N/A	-15.4%	12/31/2018	7.48	67	499	1.30%	-16.5%
12/31/2017	10.04	109	1,096	N/A	16.7%	12/31/2017	8.97	2,328	20,874	1.30%	15.2%
12/31/2016	8.60	144	1,241	N/A	7.2%	12/31/2016	7.78	2,926	22,774	1.30%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.3%
2019	1.7%
2018	0.2%
2017	2.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Franklin Small Cap Value VIP Fund 1 Class - 03-906
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,912,189	$7,848,223	454,066
Receivables: investments sold	-
Payables: investments purchased	(10,369)
Net assets	$6,901,820

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$404,715	29,447	$13.74
Band B	6,497,105	557,393	11.66
Total	$6,901,820	586,840

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$104,603
Mortality & expense charges and administrative fees (Band B)	(74,270)
Net investment income (loss)	30,333

Gain (loss) on investments:
Net realized gain (loss)	(487,618)
Realized gain distributions	374,834
Net change in unrealized appreciation (depreciation)	206,545
Net gain (loss)	93,761

Increase (decrease) in net assets from operations	$124,094

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,333	$8,803
Net realized gain (loss)	(487,618)	(378,042)
Realized gain distributions	374,834	1,230,116
Net change in unrealized appreciation (depreciation)	206,545	776,228

Increase (decrease) in net assets from operations	124,094	1,637,105

Contract owner transactions:
Proceeds from units sold	338,203	736,930
Cost of units redeemed	(1,154,354)	(1,384,423)
Account charges	(30,801)	(37,850)
Increase (decrease)	(846,952)	(685,343)
Net increase (decrease)	(722,858)	951,762
Net assets, beginning	7,624,678	6,672,916
Net assets, ending	$6,901,820	$7,624,678

Units sold	35,568	76,336
Units redeemed	(124,041)	(140,883)
Net increase (decrease)	(88,473)	(64,547)
Units outstanding, beginning	675,313	739,860
Units outstanding, ending	586,840	675,313

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,024,206
Cost of units redeemed	(19,578,102)
Account charges	(454,274)
Net investment income (loss)	(226,464)
Net realized gain (loss)	(620,390)
Realized gain distributions	7,692,878
Net change in unrealized appreciation (depreciation)	(936,034)
Net assets	$6,901,820

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.74	29	$405	N/A	5.4%	12/31/2020	$11.66	557	$6,497	1.30%	4.0%
12/31/2019	13.04	32	420	N/A	26.7%	12/31/2019	11.20	643	7,205	1.30%	25.1%
12/31/2018	10.29	35	360	N/A	-12.7%	12/31/2018	8.96	705	6,313	1.30%	-13.8%
12/31/2017	11.78	50	592	N/A	10.9%	12/31/2017	10.39	918	9,539	1.30%	9.5%
12/31/2016	10.62	50	536	N/A	30.5%	12/31/2016	9.49	1,033	9,804	1.30%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.4%
2018	1.1%
2017	0.7%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Templeton Global Bond VIP Fund 1 Class - 03-907
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$735,633	$859,022	50,765
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$735,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$61,256	7,417	$8.26
Band B	674,348	96,269	7.00
Total	$735,604	103,686

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$67,130
Mortality & expense charges and administrative fees (Band B)	(9,582)
Net investment income (loss)	57,548

Gain (loss) on investments:
Net realized gain (loss)	(58,304)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(54,841)
Net gain (loss)	(113,145)

Increase (decrease) in net assets from operations	$(55,597)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57,548	$57,325
Net realized gain (loss)	(58,304)	(5,589)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(54,841)	(38,813)

Increase (decrease) in net assets from operations	(55,597)	12,923

Contract owner transactions:
Proceeds from units sold	294,652	95,910
Cost of units redeemed	(448,982)	(209,330)
Account charges	(1,853)	(2,430)
Increase (decrease)	(156,183)	(115,850)
Net increase (decrease)	(211,780)	(102,927)
Net assets, beginning	947,384	1,050,311
Net assets, ending	$735,604	$947,384

Units sold	40,347	12,601
Units redeemed	(61,931)	(27,389)
Net increase (decrease)	(21,584)	(14,788)
Units outstanding, beginning	125,270	140,058
Units outstanding, ending	103,686	125,270

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,980,078
Cost of units redeemed	(5,662,099)
Account charges	(91,055)
Net investment income (loss)	743,875
Net realized gain (loss)	(181,972)
Realized gain distributions	70,166
Net change in unrealized appreciation (depreciation)	(123,389)
Net assets	$735,604

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.26	7	$61	N/A	-5.1%	12/31/2020	$7.00	96	$674	1.30%	-6.3%
12/31/2019	8.70	9	77	N/A	2.3%	12/31/2019	7.48	116	870	1.30%	0.9%
12/31/2018	8.51	12	100	N/A	2.2%	12/31/2018	7.41	128	950	1.30%	0.9%
12/31/2017	8.32	12	101	N/A	2.2%	12/31/2017	7.34	149	1,094	1.30%	0.8%
12/31/2016	8.15	14	113	N/A	3.2%	12/31/2016	7.28	167	1,218	1.30%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	8.0%
2019	6.9%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,960,367	$17,960,368	18,089,810
Receivables: investments sold	129,443
Payables: investments purchased	-
Net assets	$18,089,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,127,256	408,532	$5.21
Band B	15,962,554	3,273,911	4.88
Total	$18,089,810	3,682,443

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$38,357
Mortality & expense charges and administrative fees (Band B)	(181,704)
Net investment income (loss)	(143,347)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2)
Net gain (loss)	(2)

Increase (decrease) in net assets from operations	$(143,349)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(143,347)	$120,532
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(2)	-

Increase (decrease) in net assets from operations	(143,349)	120,532

Contract owner transactions:
Proceeds from units sold	24,189,393	6,863,438
Cost of units redeemed	(20,732,907)	(11,362,096)
Account charges	(93,575)	(97,907)
Increase (decrease)	3,362,911	(4,596,565)
Net increase (decrease)	3,219,562	(4,476,033)
Net assets, beginning	14,870,248	19,346,281
Net assets, ending	$18,089,810	$14,870,248

Units sold	4,910,291	1,449,750
Units redeemed	(4,225,491)	(2,382,539)
Net increase (decrease)	684,800	(932,789)
Units outstanding, beginning	2,997,643	3,930,432
Units outstanding, ending	3,682,443	2,997,643

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$102,755,265
Cost of units redeemed	(83,701,036)
Account charges	(606,300)
Net investment income (loss)	(358,118)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1)
Net assets	$18,089,810

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.21	409	$2,127	N/A	0.3%	12/31/2020	$4.88	3,274	$15,963	1.30%	-1.0%
12/31/2019	5.19	382	1,986	N/A	1.8%	12/31/2019	4.93	2,615	12,884	1.30%	0.5%
12/31/2018	5.10	409	2,086	N/A	1.5%	12/31/2018	4.90	3,521	17,260	1.30%	0.1%
12/31/2017	5.03	511	2,568	N/A	0.5%	12/31/2017	4.89	4,196	20,539	1.30%	-0.8%
12/31/2016	5.00	743	3,718	N/A	0.0%	12/31/2016	4.93	3,689	18,203	1.30%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.8%
2018	1.4%
2017	0.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. Core Equity Fund Series II Class - 03-826
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$846	$940	27
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$16.55
Band B	846	59	14.22
Total	$846	59

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33
Mortality & expense charges and administrative fees (Band B)	(10)
Net investment income (loss)	23

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	176
Net change in unrealized appreciation (depreciation)	(76)
Net gain (loss)	100

Increase (decrease) in net assets from operations	$123

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23	$(16)
Net realized gain (loss)	-	(38)
Realized gain distributions	176	99
Net change in unrealized appreciation (depreciation)	(76)	327

Increase (decrease) in net assets from operations	123	372

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(192)	(1,471)
Account charges	(2)	(2)
Increase (decrease)	(194)	(1,473)
Net increase (decrease)	(71)	(1,101)
Net assets, beginning	917	2,018
Net assets, ending	$846	$917

Units sold	-	-
Units redeemed	(13)	(130)
Net increase (decrease)	(13)	(130)
Units outstanding, beginning	72	202
Units outstanding, ending	59	72

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$107,475
Cost of units redeemed	(117,085)
Account charges	(578)
Net investment income (loss)	(891)
Net realized gain (loss)	7,660
Realized gain distributions	4,359
Net change in unrealized appreciation (depreciation)	(94)
Net assets	$846

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.55	0	$0	N/A	13.6%	12/31/2020	$14.22	0	$1	1.30%	12.1%
12/31/2019	14.57	0	0	N/A	28.7%	12/31/2019	12.68	0	1	1.30%	27.0%
12/31/2018	11.32	0	0	N/A	-9.6%	12/31/2018	9.99	0	2	1.30%	-10.8%
12/31/2017	12.53	0	0	N/A	12.9%	12/31/2017	11.19	0	4	1.30%	11.4%
12/31/2016	11.10	0	0	N/A	10.0%	12/31/2016	10.05	2	19	1.30%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	0.1%
2018	0.0%
2017	0.7%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. International Growth Fund Series II Class - 03-827
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$380,212	$285,880	9,077
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$380,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$42,938	3,061	$14.03
Band B	337,262	27,981	12.05
Total	$380,200	31,042

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,125
Mortality & expense charges and administrative fees (Band B)	(3,971)
Net investment income (loss)	3,154

Gain (loss) on investments:
Net realized gain (loss)	(2,916)
Realized gain distributions	7,767
Net change in unrealized appreciation (depreciation)	29,066
Net gain (loss)	33,917

Increase (decrease) in net assets from operations	$37,071

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,154	$610
Net realized gain (loss)	(2,916)	1,053
Realized gain distributions	7,767	24,805
Net change in unrealized appreciation (depreciation)	29,066	64,056

Increase (decrease) in net assets from operations	37,071	90,524

Contract owner transactions:
Proceeds from units sold	5,305	3,360
Cost of units redeemed	(44,992)	(67,169)
Account charges	(1,115)	(1,857)
Increase (decrease)	(40,802)	(65,666)
Net increase (decrease)	(3,731)	24,858
Net assets, beginning	383,931	359,073
Net assets, ending	$380,200	$383,931

Units sold	518	326
Units redeemed	(4,770)	(6,606)
Net increase (decrease)	(4,252)	(6,280)
Units outstanding, beginning	35,294	41,574
Units outstanding, ending	31,042	35,294

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,070,843
Cost of units redeemed	(62,900,133)
Account charges	(1,208,872)
Net investment income (loss)	25,860
Net realized gain (loss)	16,262,550
Realized gain distributions	35,620
Net change in unrealized appreciation (depreciation)	94,332
Net assets	$380,200

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.03	3	$43	N/A	13.7%	12/31/2020	$12.05	28	$337	1.30%	12.3%
12/31/2019	12.33	3	39	N/A	28.2%	12/31/2019	10.74	32	345	1.30%	26.6%
12/31/2018	9.62	6	55	N/A	-15.2%	12/31/2018	8.48	36	304	1.30%	-16.3%
12/31/2017	11.34	6	66	N/A	22.7%	12/31/2017	10.13	37	376	1.30%	21.1%
12/31/2016	9.24	7	64	N/A	-0.7%	12/31/2016	8.37	37	310	1.30%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	1.3%
2018	1.9%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,203	$227,920	8,755
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$225,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$74,134	6,216	$11.93
Band B	151,064	14,364	10.52
Total	$225,198	20,580

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,025
Mortality & expense charges and administrative fees (Band B)	(2,579)
Net investment income (loss)	4,446

Gain (loss) on investments:
Net realized gain (loss)	(22,097)
Realized gain distributions	5,842
Net change in unrealized appreciation (depreciation)	(13,121)
Net gain (loss)	(29,376)

Increase (decrease) in net assets from operations	$(24,930)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,446	$5,942
Net realized gain (loss)	(22,097)	(1,671)
Realized gain distributions	5,842	19,552
Net change in unrealized appreciation (depreciation)	(13,121)	71,220

Increase (decrease) in net assets from operations	(24,930)	95,043

Contract owner transactions:
Proceeds from units sold	8,103	5,061
Cost of units redeemed	(135,732)	(213,172)
Account charges	(1,533)	(2,462)
Increase (decrease)	(129,162)	(210,573)
Net increase (decrease)	(154,092)	(115,530)
Net assets, beginning	379,290	494,820
Net assets, ending	$225,198	$379,290

Units sold	790	518
Units redeemed	(15,152)	(22,302)
Net increase (decrease)	(14,362)	(21,784)
Units outstanding, beginning	34,942	56,726
Units outstanding, ending	20,580	34,942

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,226,380
Cost of units redeemed	(2,313,730)
Account charges	(41,818)
Net investment income (loss)	52,642
Net realized gain (loss)	217,991
Realized gain distributions	86,450
Net change in unrealized appreciation (depreciation)	(2,717)
Net assets	$225,198

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.93	6	$74	N/A	0.1%	12/31/2020	$10.52	14	$151	1.30%	-1.2%
12/31/2019	11.91	6	71	N/A	25.1%	12/31/2019	10.64	29	309	1.30%	23.5%
12/31/2018	9.52	7	64	N/A	-7.6%	12/31/2018	8.62	50	431	1.30%	-8.8%
12/31/2017	10.30	73	751	N/A	8.6%	12/31/2017	9.45	51	482	1.30%	7.2%
12/31/2016	9.49	76	719	N/A	14.8%	12/31/2016	8.81	29	252	1.30%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.4%
2018	1.5%
2017	1.9%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. Health Care Fund Series I Class - 03-815
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,433,061	$1,192,531	42,535
Receivables: investments sold	-
Payables: investments purchased	(37)
Net assets	$1,433,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$380,066	17,366	$21.89
Band B	1,052,958	46,304	22.74
Total	$1,433,024	63,670

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,020
Mortality & expense charges and administrative fees (Band B)	(12,550)
Net investment income (loss)	(8,530)

Gain (loss) on investments:
Net realized gain (loss)	11,654
Realized gain distributions	30,610
Net change in unrealized appreciation (depreciation)	132,877
Net gain (loss)	175,141

Increase (decrease) in net assets from operations	$166,611

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,530)	$(12,190)
Net realized gain (loss)	11,654	(20,560)
Realized gain distributions	30,610	29,644
Net change in unrealized appreciation (depreciation)	132,877	346,601

Increase (decrease) in net assets from operations	166,611	343,495

Contract owner transactions:
Proceeds from units sold	53,571	44,068
Cost of units redeemed	(139,973)	(248,807)
Account charges	(6,136)	(6,218)
Increase (decrease)	(92,538)	(210,957)
Net increase (decrease)	74,073	132,538
Net assets, beginning	1,358,951	1,226,413
Net assets, ending	$1,433,024	$1,358,951

Units sold	2,786	3,053
Units redeemed	(7,500)	(15,442)
Net increase (decrease)	(4,714)	(12,389)
Units outstanding, beginning	68,384	80,773
Units outstanding, ending	63,670	68,384

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,386,617
Cost of units redeemed	(5,246,053)
Account charges	(186,760)
Net investment income (loss)	(134,407)
Net realized gain (loss)	328,877
Realized gain distributions	1,044,220
Net change in unrealized appreciation (depreciation)	240,530
Net assets	$1,433,024

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.89	17	$380	N/A	14.5%	12/31/2020	$22.74	46	$1,053	1.30%	13.0%
12/31/2019	19.12	17	331	N/A	32.5%	12/31/2019	20.13	51	1,028	1.30%	30.8%
12/31/2018	14.43	17	250	N/A	0.9%	12/31/2018	15.39	63	977	1.30%	-0.4%
12/31/2017	14.30	24	343	N/A	15.8%	12/31/2017	15.45	70	1,086	1.30%	14.3%
12/31/2016	12.35	28	341	N/A	-11.5%	12/31/2016	13.51	89	1,203	1.30%	-12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.0%
2018	0.0%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. Global Real Estate Fund Series I Class - 03-825
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,024,443	$12,905,357	817,529
Receivables: investments sold	-
Payables: investments purchased	(14,930)
Net assets	$12,009,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$767,897	35,579	$21.58
Band B	11,241,616	701,621	16.02
Total	$12,009,513	737,200

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$599,331
Mortality & expense charges and administrative fees (Band B)	(147,977)
Net investment income (loss)	451,354

Gain (loss) on investments:
Net realized gain (loss)	(57,318)
Realized gain distributions	334,758
Net change in unrealized appreciation (depreciation)	(2,808,620)
Net gain (loss)	(2,531,180)

Increase (decrease) in net assets from operations	$(2,079,826)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$451,354	$487,287
Net realized gain (loss)	(57,318)	556,046
Realized gain distributions	334,758	17,513
Net change in unrealized appreciation (depreciation)	(2,808,620)	2,155,192

Increase (decrease) in net assets from operations	(2,079,826)	3,216,038

Contract owner transactions:
Proceeds from units sold	1,340,756	278,574
Cost of units redeemed	(2,359,454)	(4,354,077)
Account charges	(60,608)	(83,471)
Increase (decrease)	(1,079,306)	(4,158,974)
Net increase (decrease)	(3,159,132)	(942,936)
Net assets, beginning	15,168,645	16,111,581
Net assets, ending	$12,009,513	$15,168,645

Units sold	86,901	18,897
Units redeemed	(156,600)	(253,764)
Net increase (decrease)	(69,699)	(234,867)
Units outstanding, beginning	806,899	1,041,766
Units outstanding, ending	737,200	806,899

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$69,475,122
Cost of units redeemed	(63,649,968)
Account charges	(1,918,772)
Net investment income (loss)	5,607,195
Net realized gain (loss)	(1,143,494)
Realized gain distributions	4,520,344
Net change in unrealized appreciation (depreciation)	(880,914)
Net assets	$12,009,513

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.58	36	$768	N/A	-12.3%	12/31/2020	$16.02	702	$11,242	1.30%	-13.5%
12/31/2019	24.61	38	932	N/A	23.0%	12/31/2019	18.51	769	14,237	1.30%	21.4%
12/31/2018	20.01	48	954	N/A	-6.2%	12/31/2018	15.25	994	15,158	1.30%	-7.4%
12/31/2017	21.32	53	1,124	N/A	13.0%	12/31/2017	16.46	1,139	18,741	1.30%	11.6%
12/31/2016	18.86	69	1,298	N/A	2.0%	12/31/2016	14.75	1,337	19,716	1.30%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	4.4%
2018	3.8%
2017	3.1%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. High Yield Fund Series I Class - 03-830
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,365,363	$1,366,261	259,566
Receivables: investments sold	-
Payables: investments purchased	(45)
Net assets	$1,365,318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$79,879	5,924	$13.48
Band B	1,285,439	118,400	10.86
Total	$1,365,318	124,324

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$74,068
Mortality & expense charges and administrative fees (Band B)	(17,006)
Net investment income (loss)	57,062

Gain (loss) on investments:
Net realized gain (loss)	(24,856)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(20,306)
Net gain (loss)	(45,162)

Increase (decrease) in net assets from operations	$11,900

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57,062	$42,239
Net realized gain (loss)	(24,856)	53,647
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(20,306)	599,936

Increase (decrease) in net assets from operations	11,900	695,822

Contract owner transactions:
Proceeds from units sold	227,679	43,633
Cost of units redeemed	(485,144)	(7,211,707)
Account charges	(2,440)	(24,078)
Increase (decrease)	(259,905)	(7,192,152)
Net increase (decrease)	(248,005)	(6,496,330)
Net assets, beginning	1,613,323	8,109,653
Net assets, ending	$1,365,318	$1,613,323

Units sold	22,381	5,797
Units redeemed	(47,527)	(701,573)
Net increase (decrease)	(25,146)	(695,776)
Units outstanding, beginning	149,470	845,246
Units outstanding, ending	124,324	149,470

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$51,024,400
Cost of units redeemed	(56,824,561)
Account charges	(1,331,009)
Net investment income (loss)	9,757,573
Net realized gain (loss)	(1,260,187)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(898)
Net assets	$1,365,318

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.48	6	$80	N/A	3.3%	12/31/2020	$10.86	118	$1,285	1.30%	2.0%
12/31/2019	13.05	9	120	N/A	13.5%	12/31/2019	10.65	140	1,493	1.30%	12.0%
12/31/2018	11.50	39	453	N/A	-3.4%	12/31/2018	9.50	806	7,657	1.30%	-4.6%
12/31/2017	11.90	59	702	N/A	6.3%	12/31/2017	9.96	922	9,179	1.30%	4.9%
12/31/2016	11.19	59	662	N/A	11.2%	12/31/2016	9.49	885	8,404	1.30%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.0%
2019	2.0%
2018	5.0%
2017	4.3%
2016	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Invesco V.I. Managed Volatility Fund Series I Class - 03-820
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,112,129	$1,194,520	95,213
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$1,112,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$251,129	16,438	$15.28
Band B	860,970	51,176	16.82
Total	$1,112,099	67,614

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$24,453
Mortality & expense charges and administrative fees (Band B)	(12,675)
Net investment income (loss)	11,778

Gain (loss) on investments:
Net realized gain (loss)	(39,622)
Realized gain distributions	26,510
Net change in unrealized appreciation (depreciation)	(57,414)
Net gain (loss)	(70,526)

Increase (decrease) in net assets from operations	$(58,748)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,778	$4,272
Net realized gain (loss)	(39,622)	(23,382)
Realized gain distributions	26,510	56,889
Net change in unrealized appreciation (depreciation)	(57,414)	200,230

Increase (decrease) in net assets from operations	(58,748)	238,009

Contract owner transactions:
Proceeds from units sold	17,671	12,650
Cost of units redeemed	(284,141)	(298,768)
Account charges	(5,393)	(9,012)
Increase (decrease)	(271,863)	(295,130)
Net increase (decrease)	(330,611)	(57,121)
Net assets, beginning	1,442,710	1,499,831
Net assets, ending	$1,112,099	$1,442,710

Units sold	1,187	844
Units redeemed	(18,773)	(19,215)
Net increase (decrease)	(17,586)	(18,371)
Units outstanding, beginning	85,200	103,571
Units outstanding, ending	67,614	85,200

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,016,530
Cost of units redeemed	(14,270,443)
Account charges	(369,522)
Net investment income (loss)	770,344
Net realized gain (loss)	(102,911)
Realized gain distributions	2,150,492
Net change in unrealized appreciation (depreciation)	(82,391)
Net assets	$1,112,099

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.28	16	$251	N/A	-1.5%	12/31/2020	$16.82	51	$861	1.30%	-2.8%
12/31/2019	15.51	18	272	N/A	18.6%	12/31/2019	17.30	68	1,171	1.30%	17.1%
12/31/2018	13.08	18	239	N/A	-11.0%	12/31/2018	14.78	85	1,261	1.30%	-12.2%
12/31/2017	14.70	21	313	N/A	10.6%	12/31/2017	16.83	98	1,651	1.30%	9.1%
12/31/2016	13.29	27	354	N/A	10.6%	12/31/2016	15.42	114	1,764	1.30%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	1.4%
2018	1.7%
2017	1.3%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,647,183	$16,499,376	1,378,621
Receivables: investments sold	-
Payables: investments purchased	(69,752)
Net assets	$17,577,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,787,768	112,020	$15.96
Band B	15,789,663	1,582,806	9.98
Total	$17,577,431	1,694,826

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$516,666
Mortality & expense charges and administrative fees (Band B)	(212,995)
Net investment income (loss)	303,671

Gain (loss) on investments:
Net realized gain (loss)	154,681
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,148,233
Net gain (loss)	1,302,914

Increase (decrease) in net assets from operations	$1,606,585

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$303,671	$406,838
Net realized gain (loss)	154,681	(133,739)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,148,233	1,546,625

Increase (decrease) in net assets from operations	1,606,585	1,819,724

Contract owner transactions:
Proceeds from units sold	1,077,676	423,621
Cost of units redeemed	(4,313,382)	(8,145,657)
Account charges	(100,540)	(126,142)
Increase (decrease)	(3,336,246)	(7,848,178)
Net increase (decrease)	(1,729,661)	(6,028,454)
Net assets, beginning	19,307,092	25,335,546
Net assets, ending	$17,577,431	$19,307,092

Units sold	103,226	51,247
Units redeemed	(436,331)	(914,212)
Net increase (decrease)	(333,105)	(862,965)
Units outstanding, beginning	2,027,931	2,890,896
Units outstanding, ending	1,694,826	2,027,931

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$241,167,718
Cost of units redeemed	(259,150,317)
Account charges	(7,863,783)
Net investment income (loss)	32,943,192
Net realized gain (loss)	3,314,933
Realized gain distributions	6,017,881
Net change in unrealized appreciation (depreciation)	1,147,807
Net assets	$17,577,431

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.96	112	$1,788	N/A	10.5%	12/31/2020	$9.98	1,583	$15,790	1.30%	9.1%
12/31/2019	14.45	143	2,064	N/A	9.6%	12/31/2019	9.15	1,885	17,243	1.30%	8.2%
12/31/2018	13.18	187	2,471	N/A	-1.0%	12/31/2018	8.46	2,703	22,865	1.30%	-2.3%
12/31/2017	13.32	220	2,930	N/A	3.6%	12/31/2017	8.66	3,039	26,301	1.30%	2.3%
12/31/2016	12.85	327	4,207	N/A	2.5%	12/31/2016	8.46	4,073	34,468	1.30%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	3.0%
2018	3.1%
2017	2.7%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Janus Henderson Forty Portfolio Institutional Class - 03-602
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,288,345	$931,449	22,601
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$1,288,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$107,685	5,213	$20.66
Band B	1,180,619	67,386	17.52
Total	$1,288,304	72,599

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,501
Mortality & expense charges and administrative fees (Band B)	(14,695)
Net investment income (loss)	(6,194)

Gain (loss) on investments:
Net realized gain (loss)	102,584
Realized gain distributions	80,061
Net change in unrealized appreciation (depreciation)	202,820
Net gain (loss)	385,465

Increase (decrease) in net assets from operations	$379,271

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,194)	$(11,623)
Net realized gain (loss)	102,584	20,113
Realized gain distributions	80,061	81,304
Net change in unrealized appreciation (depreciation)	202,820	232,861

Increase (decrease) in net assets from operations	379,271	322,655

Contract owner transactions:
Proceeds from units sold	323,291	31,301
Cost of units redeemed	(512,235)	(249,236)
Account charges	(4,619)	(4,409)
Increase (decrease)	(193,563)	(222,344)
Net increase (decrease)	185,708	100,311
Net assets, beginning	1,102,596	1,002,285
Net assets, ending	$1,288,304	$1,102,596

Units sold	22,083	2,672
Units redeemed	(35,296)	(22,606)
Net increase (decrease)	(13,213)	(19,934)
Units outstanding, beginning	85,812	105,746
Units outstanding, ending	72,599	85,812

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,016,700
Cost of units redeemed	(2,960,546)
Account charges	(44,475)
Net investment income (loss)	(45,476)
Net realized gain (loss)	244,676
Realized gain distributions	720,529
Net change in unrealized appreciation (depreciation)	356,896
Net assets	$1,288,304

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.66	5	$108	N/A	39.4%	12/31/2020	$17.52	67	$1,181	1.30%	37.6%
12/31/2019	14.82	5	71	N/A	37.2%	12/31/2019	12.73	81	1,032	1.30%	35.4%
12/31/2018	10.80	6	60	N/A	2.0%	12/31/2018	9.40	100	942	1.30%	0.7%
12/31/2017	10.59	26	278	N/A	30.3%	12/31/2017	9.34	109	1,018	1.30%	28.6%
12/31/2016	8.13	6	45	N/A	2.2%	12/31/2016	7.26	91	660	1.30%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.1%
2018	1.2%
2017	0.0%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Janus Henderson Global Research Portfolio Institutional Class - 03-606
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,776,898	$2,029,896	59,364
Receivables: investments sold	-
Payables: investments purchased	(90)
Net assets	$3,776,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,885,629	124,222	$15.18
Band B	1,891,179	116,289	16.26
Total	$3,776,808	240,511

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27,076
Mortality & expense charges and administrative fees (Band B)	(22,382)
Net investment income (loss)	4,694

Gain (loss) on investments:
Net realized gain (loss)	205,938
Realized gain distributions	175,202
Net change in unrealized appreciation (depreciation)	213,559
Net gain (loss)	594,699

Increase (decrease) in net assets from operations	$599,393

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,694	$9,989
Net realized gain (loss)	205,938	277,023
Realized gain distributions	175,202	215,486
Net change in unrealized appreciation (depreciation)	213,559	369,895

Increase (decrease) in net assets from operations	599,393	872,393

Contract owner transactions:
Proceeds from units sold	71,409	114,978
Cost of units redeemed	(486,182)	(619,918)
Account charges	(26,294)	(29,066)
Increase (decrease)	(441,067)	(534,006)
Net increase (decrease)	158,326	338,387
Net assets, beginning	3,618,482	3,280,095
Net assets, ending	$3,776,808	$3,618,482

Units sold	5,751	9,627
Units redeemed	(39,749)	(53,286)
Net increase (decrease)	(33,998)	(43,659)
Units outstanding, beginning	274,509	318,168
Units outstanding, ending	240,511	274,509

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$77,615,430
Cost of units redeemed	(75,056,600)
Account charges	(1,746,890)
Net investment income (loss)	1,272,703
Net realized gain (loss)	(445,525)
Realized gain distributions	390,688
Net change in unrealized appreciation (depreciation)	1,747,002
Net assets	$3,776,808

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.18	124	$1,886	N/A	20.1%	12/31/2020	$16.26	116	$1,891	1.30%	18.5%
12/31/2019	12.64	138	1,740	N/A	29.0%	12/31/2019	13.72	137	1,879	1.30%	27.4%
12/31/2018	9.80	151	1,483	N/A	-6.9%	12/31/2018	10.77	167	1,798	1.30%	-8.1%
12/31/2017	10.52	175	1,842	N/A	27.0%	12/31/2017	11.72	176	2,067	1.30%	25.4%
12/31/2016	8.28	205	1,699	N/A	2.1%	12/31/2016	9.35	216	2,018	1.30%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.2%
2017	0.8%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Janus Henderson Overseas Portfolio Service Class - 03-609
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,636	$139,654	3,789
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$138,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$12,073	1,256	$9.61
Band B	126,559	15,323	8.26
Total	$138,632	16,579

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,652
Mortality & expense charges and administrative fees (Band B)	(1,698)
Net investment income (loss)	(46)

Gain (loss) on investments:
Net realized gain (loss)	(10,056)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	26,851
Net gain (loss)	16,795

Increase (decrease) in net assets from operations	$16,749

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(46)	$1,023
Net realized gain (loss)	(10,056)	(21,539)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	26,851	60,573

Increase (decrease) in net assets from operations	16,749	40,057

Contract owner transactions:
Proceeds from units sold	2,194	2,662
Cost of units redeemed	(48,871)	(63,259)
Account charges	(352)	(425)
Increase (decrease)	(47,029)	(61,022)
Net increase (decrease)	(30,280)	(20,965)
Net assets, beginning	168,912	189,877
Net assets, ending	$138,632	$168,912

Units sold	343	414
Units redeemed	(6,996)	(9,939)
Net increase (decrease)	(6,653)	(9,525)
Units outstanding, beginning	23,232	32,757
Units outstanding, ending	16,579	23,232

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,012,736
Cost of units redeemed	(773,511)
Account charges	(16,454)
Net investment income (loss)	23,727
Net realized gain (loss)	(197,478)
Realized gain distributions	90,630
Net change in unrealized appreciation (depreciation)	(1,018)
Net assets	$138,632

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.61	1	$12	N/A	16.0%	12/31/2020	$8.26	15	$127	1.30%	14.5%
12/31/2019	8.28	1	11	N/A	26.7%	12/31/2019	7.21	22	158	1.30%	25.1%
12/31/2018	6.54	1	8	N/A	-15.1%	12/31/2018	5.77	31	181	1.30%	-16.2%
12/31/2017	7.70	1	10	N/A	30.8%	12/31/2017	6.88	29	201	1.30%	29.1%
12/31/2016	5.89	1	8	N/A	-6.7%	12/31/2016	5.33	29	153	1.30%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.8%
2018	1.9%
2017	1.6%
2016	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Janus Henderson Mid Cap Value Portfolio Service Class - 03-259
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$372,946	$384,480	24,184
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$372,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$86,416	5,778	$14.96
Band B	286,520	22,295	12.85
Total	$372,936	28,073

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,572
Mortality & expense charges and administrative fees (Band B)	(3,323)
Net investment income (loss)	249

Gain (loss) on investments:
Net realized gain (loss)	(2,811)
Realized gain distributions	6,772
Net change in unrealized appreciation (depreciation)	(14,320)
Net gain (loss)	(10,359)

Increase (decrease) in net assets from operations	$(10,110)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$249	$1,609
Net realized gain (loss)	(2,811)	(989)
Realized gain distributions	6,772	25,184
Net change in unrealized appreciation (depreciation)	(14,320)	58,819

Increase (decrease) in net assets from operations	(10,110)	84,623

Contract owner transactions:
Proceeds from units sold	22,975	4,583
Cost of units redeemed	(11,581)	(14,742)
Account charges	(1,556)	(1,674)
Increase (decrease)	9,838	(11,833)
Net increase (decrease)	(272)	72,790
Net assets, beginning	373,208	300,418
Net assets, ending	$372,936	$373,208

Units sold	1,771	756
Units redeemed	(1,147)	(1,773)
Net increase (decrease)	624	(1,017)
Units outstanding, beginning	27,449	28,466
Units outstanding, ending	28,073	27,449

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$627,119
Cost of units redeemed	(430,895)
Account charges	(14,412)
Net investment income (loss)	6,360
Net realized gain (loss)	25,878
Realized gain distributions	170,420
Net change in unrealized appreciation (depreciation)	(11,534)
Net assets	$372,936

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.96	6	$86	N/A	-1.2%	12/31/2020	$12.85	22	$287	1.30%	-2.5%
12/31/2019	15.14	6	88	N/A	30.0%	12/31/2019	13.18	22	285	1.30%	28.4%
12/31/2018	11.64	6	69	N/A	-13.8%	12/31/2018	10.27	23	231	1.30%	-14.9%
12/31/2017	13.51	6	82	N/A	13.6%	12/31/2017	12.07	22	271	1.30%	12.2%
12/31/2016	11.89	6	76	N/A	18.8%	12/31/2016	10.76	17	184	1.30%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.0%
2017	0.7%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Janus Henderson Balanced Portfolio Service Class - 03-611
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,549,591	$9,861,564	293,904
Receivables: investments sold	-
Payables: investments purchased	(554)
Net assets	$13,549,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,469,456	542,780	$8.23
Band B	9,079,581	1,162,428	7.81
Total	$13,549,037	1,705,208

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$271,575
Mortality & expense charges and administrative fees (Band B)	(117,740)
Net investment income (loss)	153,835

Gain (loss) on investments:
Net realized gain (loss)	493,363
Realized gain distributions	122,914
Net change in unrealized appreciation (depreciation)	808,531
Net gain (loss)	1,424,808

Increase (decrease) in net assets from operations	$1,578,643

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$153,835	$99,236
Net realized gain (loss)	493,363	401,078
Realized gain distributions	122,914	362,473
Net change in unrealized appreciation (depreciation)	808,531	1,801,048

Increase (decrease) in net assets from operations	1,578,643	2,663,835

Contract owner transactions:
Proceeds from units sold	311,720	326,575
Cost of units redeemed	(2,255,079)	(2,224,854)
Account charges	(82,045)	(85,771)
Increase (decrease)	(2,025,404)	(1,984,050)
Net increase (decrease)	(446,761)	679,785
Net assets, beginning	13,995,798	13,316,013
Net assets, ending	$13,549,037	$13,995,798

Units sold	44,239	55,642
Units redeemed	(331,729)	(359,668)
Net increase (decrease)	(287,490)	(304,026)
Units outstanding, beginning	1,992,698	2,296,724
Units outstanding, ending	1,705,208	1,992,698

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,702,958
Cost of units redeemed	(9,274,520)
Account charges	(358,120)
Net investment income (loss)	564,794
Net realized gain (loss)	1,326,922
Realized gain distributions	898,976
Net change in unrealized appreciation (depreciation)	3,688,027
Net assets	$13,549,037

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.23	543	$4,469	N/A	14.0%	12/31/2020	$7.81	1,162	$9,080	1.30%	12.6%
12/31/2019	7.22	594	4,292	N/A	22.3%	12/31/2019	6.94	1,398	9,704	1.30%	20.7%
12/31/2018	5.91	708	4,183	N/A	0.4%	12/31/2018	5.75	1,589	9,133	1.30%	-0.9%
12/31/2017	5.88	788	4,633	N/A	18.1%	12/31/2017	5.80	1,828	10,602	1.30%	16.6%
12/31/2016	4.98	988	4,916	N/A	0.0%	12/31/2016	4.97	2,001	9,952	1.30%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.6%
2018	1.8%
2017	1.4%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$415,319	$404,026	26,967
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$415,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$86,904	4,165	$20.87
Band B	328,404	19,725	16.65
Total	$415,308	23,890

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,290
Mortality & expense charges and administrative fees (Band B)	(3,855)
Net investment income (loss)	435

Gain (loss) on investments:
Net realized gain (loss)	(16,975)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14,051)
Net gain (loss)	(31,026)

Increase (decrease) in net assets from operations	$(30,591)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$435	$(2,007)
Net realized gain (loss)	(16,975)	15,308
Realized gain distributions	-	61,010
Net change in unrealized appreciation (depreciation)	(14,051)	5,531

Increase (decrease) in net assets from operations	(30,591)	79,842

Contract owner transactions:
Proceeds from units sold	22,677	20,126
Cost of units redeemed	(78,554)	(138,393)
Account charges	(1,421)	(2,399)
Increase (decrease)	(57,298)	(120,666)
Net increase (decrease)	(87,889)	(40,824)
Net assets, beginning	503,197	544,021
Net assets, ending	$415,308	$503,197

Units sold	1,626	1,162
Units redeemed	(5,638)	(7,963)
Net increase (decrease)	(4,012)	(6,801)
Units outstanding, beginning	27,902	34,703
Units outstanding, ending	23,890	27,902

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,822,307
Cost of units redeemed	(25,585,248)
Account charges	(333,796)
Net investment income (loss)	(257,238)
Net realized gain (loss)	1,947,765
Realized gain distributions	1,810,225
Net change in unrealized appreciation (depreciation)	11,293
Net assets	$415,308

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.87	4	$87	N/A	-2.6%	12/31/2020	$16.65	20	$328	1.30%	-3.9%
12/31/2019	21.43	5	104	N/A	16.7%	12/31/2019	17.32	23	399	1.30%	15.2%
12/31/2018	18.35	7	124	N/A	-15.3%	12/31/2018	15.03	28	420	1.30%	-16.4%
12/31/2017	21.66	8	164	N/A	16.7%	12/31/2017	17.97	33	589	1.30%	15.2%
12/31/2016	18.56	11	201	N/A	16.2%	12/31/2016	15.60	44	691	1.30%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.7%
2018	0.7%
2017	0.9%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Neuberger Berman Short Duration Bond Portfolio I Class - 03-875
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$485,711	$479,835	45,476
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$485,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$46,155	6,733	$6.86
Band B	439,541	80,674	5.45
Total	$485,696	87,407

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,961
Mortality & expense charges and administrative fees (Band B)	(5,441)
Net investment income (loss)	4,520

Gain (loss) on investments:
Net realized gain (loss)	(8,794)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,976
Net gain (loss)	(3,818)

Increase (decrease) in net assets from operations	$702

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,520	$4,244
Net realized gain (loss)	(8,794)	834
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,976	12,957

Increase (decrease) in net assets from operations	702	18,035

Contract owner transactions:
Proceeds from units sold	62,516	4,397
Cost of units redeemed	(193,526)	(206,047)
Account charges	(584)	(1,935)
Increase (decrease)	(131,594)	(203,585)
Net increase (decrease)	(130,892)	(185,550)
Net assets, beginning	616,588	802,138
Net assets, ending	$485,696	$616,588

Units sold	11,738	884
Units redeemed	(37,325)	(38,249)
Net increase (decrease)	(25,587)	(37,365)
Units outstanding, beginning	112,994	150,359
Units outstanding, ending	87,407	112,994

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$97,674,027
Cost of units redeemed	(96,830,229)
Account charges	(1,308,635)
Net investment income (loss)	2,284,674
Net realized gain (loss)	(1,340,017)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,876
Net assets	$485,696

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.86	7	$46	N/A	3.5%	12/31/2020	$5.45	81	$440	1.30%	2.1%
12/31/2019	6.63	11	71	N/A	3.7%	12/31/2019	5.34	102	546	1.30%	2.3%
12/31/2018	6.39	16	100	N/A	1.0%	12/31/2018	5.21	135	703	1.30%	-0.3%
12/31/2017	6.33	18	115	N/A	0.9%	12/31/2017	5.23	147	768	1.30%	-0.4%
12/31/2016	6.27	21	133	N/A	1.2%	12/31/2016	5.25	191	1,001	1.30%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.7%
2018	1.5%
2017	1.3%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,046,904	$715,945	29,031
Receivables: investments sold	-
Payables: investments purchased	(37)
Net assets	$1,046,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$52,636	1,778	$29.60
Band B	994,231	39,084	25.44
Total	$1,046,867	40,862

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges and administrative fees (Band B)	(10,438)
Net investment income (loss)	(10,438)

Gain (loss) on investments:
Net realized gain (loss)	15,403
Realized gain distributions	47,827
Net change in unrealized appreciation (depreciation)	233,967
Net gain (loss)	297,197

Increase (decrease) in net assets from operations	$286,759

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,438)	$(10,188)
Net realized gain (loss)	15,403	21,356
Realized gain distributions	47,827	60,815
Net change in unrealized appreciation (depreciation)	233,967	152,354

Increase (decrease) in net assets from operations	286,759	224,337

Contract owner transactions:
Proceeds from units sold	34,191	22,303
Cost of units redeemed	(99,468)	(180,793)
Account charges	(2,896)	(2,910)
Increase (decrease)	(68,173)	(161,400)
Net increase (decrease)	218,586	62,937
Net assets, beginning	828,281	765,344
Net assets, ending	$1,046,867	$828,281

Units sold	1,672	1,670
Units redeemed	(5,307)	(11,078)
Net increase (decrease)	(3,635)	(9,408)
Units outstanding, beginning	44,497	53,905
Units outstanding, ending	40,862	44,497

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,207,303
Cost of units redeemed	(1,989,830)
Account charges	(30,378)
Net investment income (loss)	(88,765)
Net realized gain (loss)	74,316
Realized gain distributions	543,262
Net change in unrealized appreciation (depreciation)	330,959
Net assets	$1,046,867

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$29.60	2	$53	N/A	39.7%	12/31/2020	$25.44	39	$994	1.30%	37.9%
12/31/2019	21.19	3	58	N/A	32.5%	12/31/2019	18.45	42	770	1.30%	30.8%
12/31/2018	15.99	3	42	N/A	-6.6%	12/31/2018	14.11	51	723	1.30%	-7.8%
12/31/2017	17.12	3	46	N/A	24.6%	12/31/2017	15.29	64	973	1.30%	23.0%
12/31/2016	13.74	7	97	N/A	4.2%	12/31/2016	12.44	71	887	1.30%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Pioneer Equity Income VCT Portfolio I Class - 03-CPF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,057,982	$22,975,792	1,034,701
Receivables: investments sold	-
Payables: investments purchased	(9,766)
Net assets	$16,048,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$3,988,714	601,551	$6.63
Band B	12,059,502	1,917,385	6.29
Total	$16,048,216	2,518,936

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$421,623
Mortality & expense charges and administrative fees (Band B)	(157,423)
Net investment income (loss)	264,200

Gain (loss) on investments:
Net realized gain (loss)	(2,224,562)
Realized gain distributions	613,189
Net change in unrealized appreciation (depreciation)	790,447
Net gain (loss)	(820,926)

Increase (decrease) in net assets from operations	$(556,726)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$264,200	$329,120
Net realized gain (loss)	(2,224,562)	(1,983,516)
Realized gain distributions	613,189	8,173,738
Net change in unrealized appreciation (depreciation)	790,447	(2,255,322)

Increase (decrease) in net assets from operations	(556,726)	4,264,020

Contract owner transactions:
Proceeds from units sold	625,130	345,966
Cost of units redeemed	(3,648,723)	(3,660,714)
Account charges	(95,551)	(118,893)
Increase (decrease)	(3,119,144)	(3,433,641)
Net increase (decrease)	(3,675,870)	830,379
Net assets, beginning	19,724,086	18,893,707
Net assets, ending	$16,048,216	$19,724,086

Units sold	113,561	62,166
Units redeemed	(661,889)	(647,012)
Net increase (decrease)	(548,328)	(584,846)
Units outstanding, beginning	3,067,264	3,652,110
Units outstanding, ending	2,518,936	3,067,264

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,899,240
Cost of units redeemed	(16,132,205)
Account charges	(510,967)
Net investment income (loss)	1,142,420
Net realized gain (loss)	(4,550,128)
Realized gain distributions	15,117,666
Net change in unrealized appreciation (depreciation)	(6,917,810)
Net assets	$16,048,216

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.63	602	$3,989	N/A	0.0%	12/31/2020	$6.29	1,917	$12,060	1.30%	-1.3%
12/31/2019	6.63	662	4,390	N/A	25.6%	12/31/2019	6.37	2,405	15,334	1.30%	23.9%
12/31/2018	5.28	783	4,134	N/A	-8.6%	12/31/2018	5.14	2,870	14,759	1.30%	-9.8%
12/31/2017	5.78	894	5,168	N/A	15.5%	12/31/2017	5.70	3,375	19,239	1.30%	14.0%
12/31/2016	5.01	1,081	5,414	N/A	0.0%	12/31/2016	5.00	3,660	18,309	1.30%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.7%
2018	2.5%
2017	1.7%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Pioneer Fund VCT Portfolio I Class - 03-596
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,180,287	$1,219,213	70,128
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$1,180,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$577,091	34,393	$16.78
Band B	603,166	27,256	22.13
Total	$1,180,257	61,649

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,899
Mortality & expense charges and administrative fees (Band B)	(7,008)
Net investment income (loss)	891

Gain (loss) on investments:
Net realized gain (loss)	(48,474)
Realized gain distributions	85,333
Net change in unrealized appreciation (depreciation)	188,699
Net gain (loss)	225,558

Increase (decrease) in net assets from operations	$226,449

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$891	$4,254
Net realized gain (loss)	(48,474)	(94,745)
Realized gain distributions	85,333	177,050
Net change in unrealized appreciation (depreciation)	188,699	209,945

Increase (decrease) in net assets from operations	226,449	296,504

Contract owner transactions:
Proceeds from units sold	43,955	22,431
Cost of units redeemed	(191,885)	(251,612)
Account charges	(5,534)	(8,256)
Increase (decrease)	(153,464)	(237,437)
Net increase (decrease)	72,985	59,067
Net assets, beginning	1,107,272	1,048,205
Net assets, ending	$1,180,257	$1,107,272

Units sold	2,903	1,717
Units redeemed	(13,177)	(19,638)
Net increase (decrease)	(10,274)	(17,921)
Units outstanding, beginning	71,923	89,844
Units outstanding, ending	61,649	71,923

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$103,776,871
Cost of units redeemed	(110,063,871)
Account charges	(2,811,121)
Net investment income (loss)	998,369
Net realized gain (loss)	(1,099,265)
Realized gain distributions	10,418,200
Net change in unrealized appreciation (depreciation)	(38,926)
Net assets	$1,180,257

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.78	34	$577	N/A	24.3%	12/31/2020	$22.13	27	$603	1.30%	22.7%
12/31/2019	13.50	42	566	N/A	31.3%	12/31/2019	18.04	30	541	1.30%	29.6%
12/31/2018	10.28	56	571	N/A	-1.5%	12/31/2018	13.92	34	477	1.30%	-2.8%
12/31/2017	10.44	59	617	N/A	21.7%	12/31/2017	14.31	44	635	1.30%	20.2%
12/31/2016	8.58	70	596	N/A	9.8%	12/31/2016	11.91	62	744	1.30%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.2%
2017	1.1%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,909,092	$2,016,898	77,532
Receivables: investments sold	-
Payables: investments purchased	(73)
Net assets	$2,909,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,392,859	42,035	$33.14
Band B	1,516,160	46,609	32.53
Total	$2,909,019	88,644

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges and administrative fees (Band B)	(15,637)
Net investment income (loss)	(15,637)

Gain (loss) on investments:
Net realized gain (loss)	50,560
Realized gain distributions	167,273
Net change in unrealized appreciation (depreciation)	646,445
Net gain (loss)	864,278

Increase (decrease) in net assets from operations	$848,641

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,637)	$(14,320)
Net realized gain (loss)	50,560	23,904
Realized gain distributions	167,273	255,692
Net change in unrealized appreciation (depreciation)	646,445	290,609

Increase (decrease) in net assets from operations	848,641	555,885

Contract owner transactions:
Proceeds from units sold	231,670	14,670
Cost of units redeemed	(287,354)	(187,785)
Account charges	(18,477)	(17,208)
Increase (decrease)	(74,161)	(190,323)
Net increase (decrease)	774,480	365,562
Net assets, beginning	2,134,539	1,768,977
Net assets, ending	$2,909,019	$2,134,539

Units sold	10,681	707
Units redeemed	(11,946)	(9,274)
Net increase (decrease)	(1,265)	(8,567)
Units outstanding, beginning	89,909	98,476
Units outstanding, ending	88,644	89,909

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,708,583
Cost of units redeemed	(19,798,798)
Account charges	(819,358)
Net investment income (loss)	(330,299)
Net realized gain (loss)	1,809,360
Realized gain distributions	3,447,337
Net change in unrealized appreciation (depreciation)	892,194
Net assets	$2,909,019

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$33.14	42	$1,393	N/A	39.2%	12/31/2020	$32.53	47	$1,516	1.30%	37.4%
12/31/2019	23.81	43	1,020	N/A	33.1%	12/31/2019	23.68	47	1,115	1.30%	31.4%
12/31/2018	17.89	45	812	N/A	-6.5%	12/31/2018	18.03	53	957	1.30%	-7.7%
12/31/2017	19.13	53	1,015	N/A	30.0%	12/31/2017	19.53	57	1,119	1.30%	28.4%
12/31/2016	14.71	65	950	N/A	3.7%	12/31/2016	15.21	73	1,104	1.30%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Pioneer Equity Income VCT Portfolio II Class - 03-598
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$286,088	$352,120	18,117
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$286,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$40,013	2,052	$19.50
Band B	246,067	14,685	16.76
Total	$286,080	16,737

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,709
Mortality & expense charges and administrative fees (Band B)	(2,580)
Net investment income (loss)	3,129

Gain (loss) on investments:
Net realized gain (loss)	(32,406)
Realized gain distributions	8,583
Net change in unrealized appreciation (depreciation)	19,448
Net gain (loss)	(4,375)

Increase (decrease) in net assets from operations	$(1,246)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,129	$3,603
Net realized gain (loss)	(32,406)	(48,552)
Realized gain distributions	8,583	119,125
Net change in unrealized appreciation (depreciation)	19,448	(11,486)

Increase (decrease) in net assets from operations	(1,246)	62,690

Contract owner transactions:
Proceeds from units sold	77,907	4,001
Cost of units redeemed	(56,660)	(101,895)
Account charges	(680)	(993)
Increase (decrease)	20,567	(98,887)
Net increase (decrease)	19,321	(36,197)
Net assets, beginning	266,759	302,956
Net assets, ending	$286,080	$266,759

Units sold	5,098	259
Units redeemed	(3,710)	(6,384)
Net increase (decrease)	1,388	(6,125)
Units outstanding, beginning	15,349	21,474
Units outstanding, ending	16,737	15,349

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$745,542
Cost of units redeemed	(625,194)
Account charges	(8,141)
Net investment income (loss)	21,550
Net realized gain (loss)	(31,646)
Realized gain distributions	250,001
Net change in unrealized appreciation (depreciation)	(66,032)
Net assets	$286,080

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$19.50	2	$40	N/A	-0.3%	12/31/2020	$16.76	15	$246	1.30%	-1.6%
12/31/2019	19.55	2	43	N/A	25.2%	12/31/2019	17.02	13	224	1.30%	23.6%
12/31/2018	15.61	4	62	N/A	-8.8%	12/31/2018	13.77	18	241	1.30%	-10.0%
12/31/2017	17.11	4	68	N/A	15.2%	12/31/2017	15.29	20	302	1.30%	13.7%
12/31/2016	14.86	7	100	N/A	19.5%	12/31/2016	13.45	18	248	1.30%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.4%
2018	2.2%
2017	1.6%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Pioneer Bond VCT Portfolio I Class - 03-CPG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,824,630	$16,568,643	1,511,009
Receivables: investments sold	-
Payables: investments purchased	(24,937)
Net assets	$17,799,693

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,340,355	381,409	$6.14
Band B	15,459,338	2,656,042	5.82
Total	$17,799,693	3,037,451

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$555,755
Mortality & expense charges and administrative fees (Band B)	(207,494)
Net investment income (loss)	348,261

Gain (loss) on investments:
Net realized gain (loss)	106,759
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	839,677
Net gain (loss)	946,436

Increase (decrease) in net assets from operations	$1,294,697

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$348,261	$427,318
Net realized gain (loss)	106,759	19,103
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	839,677	1,102,555

Increase (decrease) in net assets from operations	1,294,697	1,548,976

Contract owner transactions:
Proceeds from units sold	746,793	2,719,334
Cost of units redeemed	(3,924,667)	(4,055,784)
Account charges	(107,276)	(117,926)
Increase (decrease)	(3,285,150)	(1,454,376)
Net increase (decrease)	(1,990,453)	94,600
Net assets, beginning	19,790,146	19,695,546
Net assets, ending	$17,799,693	$19,790,146

Units sold	137,013	524,467
Units redeemed	(730,587)	(797,786)
Net increase (decrease)	(593,574)	(273,319)
Units outstanding, beginning	3,631,025	3,904,344
Units outstanding, ending	3,037,451	3,631,025

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,389,643
Cost of units redeemed	(17,156,901)
Account charges	(481,798)
Net investment income (loss)	1,588,255
Net realized gain (loss)	63,152
Realized gain distributions	141,355
Net change in unrealized appreciation (depreciation)	1,255,987
Net assets	$17,799,693

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.14	381	$2,340	N/A	8.7%	12/31/2020	$5.82	2,656	$15,459	1.30%	7.3%
12/31/2019	5.64	436	2,459	N/A	9.3%	12/31/2019	5.42	3,195	17,331	1.30%	7.9%
12/31/2018	5.16	477	2,465	N/A	-0.8%	12/31/2018	5.03	3,427	17,231	1.30%	-2.1%
12/31/2017	5.21	544	2,834	N/A	4.0%	12/31/2017	5.14	3,659	18,797	1.30%	2.7%
12/31/2016	5.01	602	3,017	N/A	0.0%	12/31/2016	5.00	2,977	14,894	1.30%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	3.3%
2018	3.3%
2017	2.9%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Royce Capital Small-Cap Portfolio Investor Class - 03-750
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,653	$412,729	47,049
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$348,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,482	653	$9.93
Band B	342,157	40,641	8.42
Total	$348,639	41,294

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,220
Mortality & expense charges and administrative fees (Band B)	(4,534)
Net investment income (loss)	(1,314)

Gain (loss) on investments:
Net realized gain (loss)	(63,609)
Realized gain distributions	5,862
Net change in unrealized appreciation (depreciation)	660
Net gain (loss)	(57,087)

Increase (decrease) in net assets from operations	$(58,401)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,314)	$(2,742)
Net realized gain (loss)	(63,609)	(8,418)
Realized gain distributions	5,862	58,500
Net change in unrealized appreciation (depreciation)	660	31,118

Increase (decrease) in net assets from operations	(58,401)	78,458

Contract owner transactions:
Proceeds from units sold	27,413	58,185
Cost of units redeemed	(118,362)	(104,919)
Account charges	(954)	(1,510)
Increase (decrease)	(91,903)	(48,244)
Net increase (decrease)	(150,304)	30,214
Net assets, beginning	498,943	468,729
Net assets, ending	$348,639	$498,943

Units sold	4,399	7,437
Units redeemed	(17,295)	(12,751)
Net increase (decrease)	(12,896)	(5,314)
Units outstanding, beginning	54,190	59,504
Units outstanding, ending	41,294	54,190

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,492,825
Cost of units redeemed	(1,458,597)
Account charges	(22,341)
Net investment income (loss)	(34,299)
Net realized gain (loss)	(16,318)
Realized gain distributions	451,445
Net change in unrealized appreciation (depreciation)	(64,076)
Net assets	$348,639

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.93	1	$6	N/A	-7.2%	12/31/2020	$8.42	41	$342	1.30%	-8.4%
12/31/2019	10.69	1	8	N/A	18.7%	12/31/2019	9.19	53	491	1.30%	17.1%
12/31/2018	9.01	2	16	N/A	-8.3%	12/31/2018	7.84	58	453	1.30%	-9.5%
12/31/2017	9.83	2	19	N/A	5.4%	12/31/2017	8.67	67	583	1.30%	4.0%
12/31/2016	9.33	2	19	N/A	21.0%	12/31/2016	8.33	73	609	1.30%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.7%
2018	0.8%
2017	0.9%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
T. Rowe Price Mid-Cap Growth Portfolio - 03-586
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,507,497	$4,301,166	164,545
Receivables: investments sold	-
Payables: investments purchased	(140)
Net assets	$5,507,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,198,852	53,928	$40.77
Band B	3,308,505	80,752	40.97
Total	$5,507,357	134,680

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges and administrative fees (Band B)	(40,740)
Net investment income (loss)	(40,740)

Gain (loss) on investments:
Net realized gain (loss)	135,617
Realized gain distributions	377,724
Net change in unrealized appreciation (depreciation)	613,107
Net gain (loss)	1,126,448

Increase (decrease) in net assets from operations	$1,085,708

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(40,740)	$(37,008)
Net realized gain (loss)	135,617	124,125
Realized gain distributions	377,724	367,491
Net change in unrealized appreciation (depreciation)	613,107	864,940

Increase (decrease) in net assets from operations	1,085,708	1,319,548

Contract owner transactions:
Proceeds from units sold	82,040	458,545
Cost of units redeemed	(887,107)	(1,000,934)
Account charges	(39,113)	(40,803)
Increase (decrease)	(844,180)	(583,192)
Net increase (decrease)	241,528	736,356
Net assets, beginning	5,265,829	4,529,473
Net assets, ending	$5,507,357	$5,265,829

Units sold	2,862	14,731
Units redeemed	(26,285)	(33,705)
Net increase (decrease)	(23,423)	(18,974)
Units outstanding, beginning	158,103	177,077
Units outstanding, ending	134,680	158,103

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$62,023,875
Cost of units redeemed	(73,319,228)
Account charges	(1,679,810)
Net investment income (loss)	(1,436,127)
Net realized gain (loss)	6,166,723
Realized gain distributions	12,545,593
Net change in unrealized appreciation (depreciation)	1,206,331
Net assets	$5,507,357

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$40.77	54	$2,199	N/A	23.8%	12/31/2020	$40.97	81	$3,309	1.30%	22.2%
12/31/2019	32.93	59	1,933	N/A	31.3%	12/31/2019	33.53	99	3,333	1.30%	29.6%
12/31/2018	25.09	66	1,647	N/A	-2.0%	12/31/2018	25.87	111	2,883	1.30%	-3.3%
12/31/2017	25.61	76	1,940	N/A	24.8%	12/31/2017	26.75	125	3,351	1.30%	23.2%
12/31/2016	20.52	85	1,737	N/A	6.3%	12/31/2016	21.72	148	3,218	1.30%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
T. Rowe Price Limited-Term Bond Portfolio - 03-585
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,806,370	$1,778,828	361,264
Receivables: investments sold	-
Payables: investments purchased	(46)
Net assets	$1,806,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$502,463	51,099	$9.83
Band B	1,303,861	207,012	6.30
Total	$1,806,324	258,111

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,358
Mortality & expense charges and administrative fees (Band B)	(16,622)
Net investment income (loss)	18,736

Gain (loss) on investments:
Net realized gain (loss)	(927)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,032
Net gain (loss)	45,105

Increase (decrease) in net assets from operations	$63,841

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,736	$27,874
Net realized gain (loss)	(927)	(3,599)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,032	38,425

Increase (decrease) in net assets from operations	63,841	62,700

Contract owner transactions:
Proceeds from units sold	322,007	38,575
Cost of units redeemed	(356,438)	(192,642)
Account charges	(11,670)	(13,088)
Increase (decrease)	(46,101)	(167,155)
Net increase (decrease)	17,740	(104,455)
Net assets, beginning	1,788,584	1,893,039
Net assets, ending	$1,806,324	$1,788,584

Units sold	50,014	6,347
Units redeemed	(53,735)	(30,847)
Net increase (decrease)	(3,721)	(24,500)
Units outstanding, beginning	261,832	286,332
Units outstanding, ending	258,111	261,832

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$154,773,339
Cost of units redeemed	(155,371,401)
Account charges	(3,667,691)
Net investment income (loss)	6,004,957
Net realized gain (loss)	(619,895)
Realized gain distributions	659,473
Net change in unrealized appreciation (depreciation)	27,542
Net assets	$1,806,324

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.83	51	$502	N/A	4.7%	12/31/2020	$6.30	207	$1,304	1.30%	3.4%
12/31/2019	9.39	59	550	N/A	4.4%	12/31/2019	6.09	203	1,239	1.30%	3.0%
12/31/2018	9.00	65	582	N/A	1.2%	12/31/2018	5.92	222	1,312	1.30%	-0.1%
12/31/2017	8.89	70	619	N/A	1.1%	12/31/2017	5.92	272	1,610	1.30%	-0.2%
12/31/2016	8.80	87	763	N/A	1.4%	12/31/2016	5.94	315	1,873	1.30%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.4%
2018	2.0%
2017	1.4%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
T. Rowe Price Equity Income Portfolio - 03-580
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,205,273	$6,915,523	274,896
Receivables: investments sold	-
Payables: investments purchased	(236)
Net assets	$7,205,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,685,228	139,517	$19.25
Band B	4,519,809	278,320	16.24
Total	$7,205,037	417,837

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$153,766
Mortality & expense charges and administrative fees (Band B)	(54,179)
Net investment income (loss)	99,587

Gain (loss) on investments:
Net realized gain (loss)	(123,514)
Realized gain distributions	153,035
Net change in unrealized appreciation (depreciation)	(267,997)
Net gain (loss)	(238,476)

Increase (decrease) in net assets from operations	$(138,889)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$99,587	$120,954
Net realized gain (loss)	(123,514)	65,946
Realized gain distributions	153,035	488,954
Net change in unrealized appreciation (depreciation)	(267,997)	1,156,050

Increase (decrease) in net assets from operations	(138,889)	1,831,904

Contract owner transactions:
Proceeds from units sold	219,454	101,507
Cost of units redeemed	(1,122,609)	(1,284,859)
Account charges	(47,042)	(61,009)
Increase (decrease)	(950,197)	(1,244,361)
Net increase (decrease)	(1,089,086)	587,543
Net assets, beginning	8,294,123	7,706,580
Net assets, ending	$7,205,037	$8,294,123

Units sold	16,956	6,707
Units redeemed	(81,670)	(84,441)
Net increase (decrease)	(64,714)	(77,734)
Units outstanding, beginning	482,551	560,285
Units outstanding, ending	417,837	482,551

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$78,871,055
Cost of units redeemed	(90,212,180)
Account charges	(3,478,981)
Net investment income (loss)	4,340,680
Net realized gain (loss)	7,161,279
Realized gain distributions	10,233,434
Net change in unrealized appreciation (depreciation)	289,750
Net assets	$7,205,037

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$19.25	140	$2,685	N/A	1.2%	12/31/2020	$16.24	278	$4,520	1.30%	-0.1%
12/31/2019	19.02	162	3,085	N/A	26.4%	12/31/2019	16.26	320	5,209	1.30%	24.8%
12/31/2018	15.05	201	3,021	N/A	-9.5%	12/31/2018	13.03	360	4,686	1.30%	-10.7%
12/31/2017	16.63	258	4,285	N/A	16.0%	12/31/2017	14.59	436	6,355	1.30%	14.5%
12/31/2016	14.33	294	4,212	N/A	19.2%	12/31/2016	12.74	473	6,029	1.30%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.3%
2018	2.1%
2017	1.7%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
T. Rowe Price Blue Chip Growth Portfolio - 03-124
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,065,610	$15,971,142	709,273
Receivables: investments sold	-
Payables: investments purchased	(98,348)
Net assets	$35,967,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,068,037	61,709	$33.51
Band B	33,899,225	1,240,112	27.34
Total	$35,967,262	1,301,821

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges and administrative fees (Band B)	(417,057)
Net investment income (loss)	(417,057)

Gain (loss) on investments:
Net realized gain (loss)	6,263,971
Realized gain distributions	1,131,846
Net change in unrealized appreciation (depreciation)	2,671,113
Net gain (loss)	10,066,930

Increase (decrease) in net assets from operations	$9,649,873

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(417,057)	$(438,868)
Net realized gain (loss)	6,263,971	4,100,054
Realized gain distributions	1,131,846	880,703
Net change in unrealized appreciation (depreciation)	2,671,113	4,284,120

Increase (decrease) in net assets from operations	9,649,873	8,826,009

Contract owner transactions:
Proceeds from units sold	2,724,301	1,441,897
Cost of units redeemed	(11,340,977)	(8,365,070)
Account charges	(170,636)	(186,171)
Increase (decrease)	(8,787,312)	(7,109,344)
Net increase (decrease)	862,561	1,716,665
Net assets, beginning	35,104,701	33,388,036
Net assets, ending	$35,967,262	$35,104,701

Units sold	116,532	82,373
Units redeemed	(500,672)	(454,149)
Net increase (decrease)	(384,140)	(371,776)
Units outstanding, beginning	1,685,961	2,057,737
Units outstanding, ending	1,301,821	1,685,961

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$83,089,600
Cost of units redeemed	(104,742,998)
Account charges	(2,581,806)
Net investment income (loss)	(4,913,666)
Net realized gain (loss)	41,375,007
Realized gain distributions	3,646,657
Net change in unrealized appreciation (depreciation)	20,094,468
Net assets	$35,967,262

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$33.51	62	$2,068	N/A	34.3%	12/31/2020	$27.34	1,240	$33,899	1.30%	32.5%
12/31/2019	24.96	77	1,925	N/A	29.9%	12/31/2019	20.62	1,609	33,180	1.30%	28.2%
12/31/2018	19.21	92	1,770	N/A	1.9%	12/31/2018	16.09	1,966	31,618	1.30%	0.6%
12/31/2017	18.85	131	2,460	N/A	36.2%	12/31/2017	15.99	2,778	44,425	1.30%	34.4%
12/31/2016	13.85	158	2,186	N/A	0.8%	12/31/2016	11.90	3,364	40,016	1.30%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Timothy Plan Strategic Growth Variable - 03-127
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,822,424	$12,510,359	1,240,561
Receivables: investments sold	2,288
Payables: investments purchased	-
Net assets	$14,824,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$68,742	6,571	$10.46
Band B	14,755,970	1,729,350	8.53
Total	$14,824,712	1,735,921

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$72,669
Mortality & expense charges and administrative fees (Band B)	(177,753)
Net investment income (loss)	(105,084)

Gain (loss) on investments:
Net realized gain (loss)	123,408
Realized gain distributions	669,290
Net change in unrealized appreciation (depreciation)	364,035
Net gain (loss)	1,156,733

Increase (decrease) in net assets from operations	$1,051,649

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(105,084)	$(82,619)
Net realized gain (loss)	123,408	153,220
Realized gain distributions	669,290	145,085
Net change in unrealized appreciation (depreciation)	364,035	2,220,351

Increase (decrease) in net assets from operations	1,051,649	2,436,037

Contract owner transactions:
Proceeds from units sold	60,650	73,702
Cost of units redeemed	(953,308)	(1,471,683)
Account charges	(95,468)	(101,026)
Increase (decrease)	(988,126)	(1,499,007)
Net increase (decrease)	63,523	937,030
Net assets, beginning	14,761,189	13,824,159
Net assets, ending	$14,824,712	$14,761,189

Units sold	16,957	23,550
Units redeemed	(143,978)	(223,654)
Net increase (decrease)	(127,021)	(200,104)
Units outstanding, beginning	1,862,942	2,063,046
Units outstanding, ending	1,735,921	1,862,942

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$46,451,501
Cost of units redeemed	(35,980,606)
Account charges	(1,815,026)
Net investment income (loss)	(781,720)
Net realized gain (loss)	(1,026,855)
Realized gain distributions	5,665,353
Net change in unrealized appreciation (depreciation)	2,312,065
Net assets	$14,824,712

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.46	7	$69	N/A	9.2%	12/31/2020	$8.53	1,729	$14,756	1.30%	7.8%
12/31/2019	9.58	7	64	N/A	19.8%	12/31/2019	7.92	1,856	14,697	1.30%	18.2%
12/31/2018	8.00	7	54	N/A	-11.9%	12/31/2018	6.70	2,056	13,770	1.30%	-13.0%
12/31/2017	9.08	8	70	N/A	12.1%	12/31/2017	7.70	2,384	18,359	1.30%	10.7%
12/31/2016	8.10	45	365	N/A	5.5%	12/31/2016	6.96	2,579	17,944	1.30%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.8%
2018	1.0%
2017	0.4%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Timothy Plan Conservative Growth Variable - 03-126
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,573,457	$9,957,045	907,794
Receivables: investments sold	2,350
Payables: investments purchased	-
Net assets	$10,575,807

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$357,869	35,117	$10.19
Band B	10,217,938	1,229,272	8.31
Total	$10,575,807	1,264,389

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$73,464
Mortality & expense charges and administrative fees (Band B)	(128,914)
Net investment income (loss)	(55,450)

Gain (loss) on investments:
Net realized gain (loss)	(2,785)
Realized gain distributions	369,111
Net change in unrealized appreciation (depreciation)	343,732
Net gain (loss)	710,058

Increase (decrease) in net assets from operations	$654,608

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(55,450)	$(17,166)
Net realized gain (loss)	(2,785)	14,765
Realized gain distributions	369,111	465,832
Net change in unrealized appreciation (depreciation)	343,732	1,150,711

Increase (decrease) in net assets from operations	654,608	1,614,142

Contract owner transactions:
Proceeds from units sold	73,061	95,922
Cost of units redeemed	(1,131,777)	(2,989,598)
Account charges	(78,118)	(85,783)
Increase (decrease)	(1,136,834)	(2,979,459)
Net increase (decrease)	(482,226)	(1,365,317)
Net assets, beginning	11,058,033	12,423,350
Net assets, ending	$10,575,807	$11,058,033

Units sold	9,668	13,071
Units redeemed	(158,291)	(404,318)
Net increase (decrease)	(148,623)	(391,247)
Units outstanding, beginning	1,413,012	1,804,259
Units outstanding, ending	1,264,389	1,413,012

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$70,787,486
Cost of units redeemed	(67,255,250)
Account charges	(3,231,425)
Net investment income (loss)	731,476
Net realized gain (loss)	389,457
Realized gain distributions	8,537,651
Net change in unrealized appreciation (depreciation)	616,412
Net assets	$10,575,807

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.19	35	$358	N/A	8.2%	12/31/2020	$8.31	1,229	$10,218	1.30%	6.8%
12/31/2019	9.42	40	373	N/A	15.7%	12/31/2019	7.78	1,373	10,685	1.30%	14.2%
12/31/2018	8.14	98	798	N/A	-8.8%	12/31/2018	6.81	1,706	11,625	1.30%	-10.0%
12/31/2017	8.92	111	989	N/A	9.3%	12/31/2017	7.57	2,057	15,567	1.30%	7.9%
12/31/2016	8.16	138	1,125	N/A	5.9%	12/31/2016	7.01	2,415	16,933	1.30%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.1%
2018	1.0%
2017	0.6%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,826	$307,622	27,194
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$319,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,503	708	$6.36
Band B	315,312	53,780	5.86
Total	$319,815	54,488

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,516
Mortality & expense charges and administrative fees (Band B)	(3,832)
Net investment income (loss)	2,684

Gain (loss) on investments:
Net realized gain (loss)	(159)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,788
Net gain (loss)	4,629

Increase (decrease) in net assets from operations	$7,313

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,684	$4,316
Net realized gain (loss)	(159)	467
Realized gain distributions	-	28,378
Net change in unrealized appreciation (depreciation)	4,788	33,543

Increase (decrease) in net assets from operations	7,313	66,704

Contract owner transactions:
Proceeds from units sold	12,485	4,784
Cost of units redeemed	(152,543)	(61,496)
Account charges	(1,474)	(2,517)
Increase (decrease)	(141,532)	(59,229)
Net increase (decrease)	(134,219)	7,475
Net assets, beginning	454,034	446,559
Net assets, ending	$319,815	$454,034

Units sold	3,256	885
Units redeemed	(27,583)	(11,983)
Net increase (decrease)	(24,327)	(11,098)
Units outstanding, beginning	78,815	89,913
Units outstanding, ending	54,488	78,815

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,105,996
Cost of units redeemed	(862,678)
Account charges	(16,875)
Net investment income (loss)	23,137
Net realized gain (loss)	(1,940)
Realized gain distributions	59,971
Net change in unrealized appreciation (depreciation)	12,204
Net assets	$319,815

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.36	1	$5	N/A	5.2%	12/31/2020	$5.86	54	$315	1.30%	3.8%
12/31/2019	6.05	22	136	N/A	17.1%	12/31/2019	5.65	56	318	1.30%	15.6%
12/31/2018	5.16	26	134	N/A	-8.7%	12/31/2018	4.89	64	313	1.30%	-9.9%
12/31/2017	5.66	37	210	N/A	17.7%	12/31/2017	5.42	81	437	1.30%	16.1%
12/31/2016	4.81	46	220	N/A	5.6%	12/31/2016	4.67	116	543	1.30%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	1.9%
2018	1.5%
2017	1.4%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,933,958	$1,816,513	157,864
Receivables: investments sold	-
Payables: investments purchased	(110)
Net assets	$1,933,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$923,236	141,341	$6.53
Band B	1,010,612	167,848	6.02
Total	$1,933,848	309,189

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$40,943
Mortality & expense charges and administrative fees (Band B)	(12,655)
Net investment income (loss)	28,288

Gain (loss) on investments:
Net realized gain (loss)	(1,887)
Realized gain distributions	15,414
Net change in unrealized appreciation (depreciation)	31,814
Net gain (loss)	45,341

Increase (decrease) in net assets from operations	$73,629

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,288	$34,234
Net realized gain (loss)	(1,887)	28,610
Realized gain distributions	15,414	96,076
Net change in unrealized appreciation (depreciation)	31,814	246,287

Increase (decrease) in net assets from operations	73,629	405,207

Contract owner transactions:
Proceeds from units sold	68,975	7,660
Cost of units redeemed	(502,785)	(1,319,016)
Account charges	(18,234)	(24,048)
Increase (decrease)	(452,044)	(1,335,404)
Net increase (decrease)	(378,415)	(930,197)
Net assets, beginning	2,312,263	3,242,460
Net assets, ending	$1,933,848	$2,312,263

Units sold	11,277	2,499
Units redeemed	(90,310)	(237,549)
Net increase (decrease)	(79,033)	(235,050)
Units outstanding, beginning	388,222	623,272
Units outstanding, ending	309,189	388,222

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,491,049
Cost of units redeemed	(5,060,029)
Account charges	(210,603)
Net investment income (loss)	244,306
Net realized gain (loss)	(4,890)
Realized gain distributions	356,570
Net change in unrealized appreciation (depreciation)	117,445
Net assets	$1,933,848

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.53	141	$923	N/A	5.9%	12/31/2020	$6.02	168	$1,011	1.30%	4.5%
12/31/2019	6.17	187	1,154	N/A	16.3%	12/31/2019	5.76	201	1,159	1.30%	14.8%
12/31/2018	5.30	404	2,141	N/A	-7.2%	12/31/2018	5.02	220	1,101	1.30%	-8.4%
12/31/2017	5.72	522	2,986	N/A	13.8%	12/31/2017	5.48	263	1,441	1.30%	12.4%
12/31/2016	5.02	674	3,382	N/A	6.3%	12/31/2016	4.87	283	1,381	1.30%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	1.8%
2018	1.5%
2017	1.5%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,870	$461,398	41,004
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$483,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$140,587	21,820	$6.44
Band B	343,271	57,799	5.94
Total	$483,858	79,619

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,171
Mortality & expense charges and administrative fees (Band B)	(4,494)
Net investment income (loss)	6,677

Gain (loss) on investments:
Net realized gain (loss)	1,183
Realized gain distributions	6,860
Net change in unrealized appreciation (depreciation)	5,988
Net gain (loss)	14,031

Increase (decrease) in net assets from operations	$20,708

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,677	$6,232
Net realized gain (loss)	1,183	64
Realized gain distributions	6,860	14,603
Net change in unrealized appreciation (depreciation)	5,988	42,353

Increase (decrease) in net assets from operations	20,708	63,252

Contract owner transactions:
Proceeds from units sold	126,918	5,369
Cost of units redeemed	(185,372)	(18,142)
Account charges	(4,254)	(4,126)
Increase (decrease)	(62,708)	(16,899)
Net increase (decrease)	(42,000)	46,353
Net assets, beginning	525,858	479,505
Net assets, ending	$483,858	$525,858

Units sold	21,669	1,339
Units redeemed	(33,208)	(4,489)
Net increase (decrease)	(11,539)	(3,150)
Units outstanding, beginning	91,158	94,308
Units outstanding, ending	79,619	91,158

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$869,265
Cost of units redeemed	(470,032)
Account charges	(25,706)
Net investment income (loss)	25,565
Net realized gain (loss)	2,735
Realized gain distributions	59,559
Net change in unrealized appreciation (depreciation)	22,472
Net assets	$483,858

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.44	22	$141	N/A	5.9%	12/31/2020	$5.94	58	$343	1.30%	4.5%
12/31/2019	6.08	20	120	N/A	14.6%	12/31/2019	5.68	71	406	1.30%	13.1%
12/31/2018	5.31	20	104	N/A	-6.0%	12/31/2018	5.02	75	375	1.30%	-7.3%
12/31/2017	5.65	19	108	N/A	10.6%	12/31/2017	5.42	76	410	1.30%	9.2%
12/31/2016	5.11	40	206	N/A	6.2%	12/31/2016	4.96	72	358	1.30%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.3%
2018	1.7%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Vanguard VIF Mid-Cap Index Portfolio - 03-118
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,244,444	$10,721,012	552,201
Receivables: investments sold	-
Payables: investments purchased	(14,221)
Net assets	$14,230,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,356,213	58,212	$23.30
Band B	12,874,010	677,472	19.00
Total	$14,230,223	735,684

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$198,137
Mortality & expense charges and administrative fees (Band B)	(149,241)
Net investment income (loss)	48,896

Gain (loss) on investments:
Net realized gain (loss)	218,242
Realized gain distributions	741,865
Net change in unrealized appreciation (depreciation)	930,521
Net gain (loss)	1,890,628

Increase (decrease) in net assets from operations	$1,939,524

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,896	$57,034
Net realized gain (loss)	218,242	412,058
Realized gain distributions	741,865	1,190,478
Net change in unrealized appreciation (depreciation)	930,521	2,108,439

Increase (decrease) in net assets from operations	1,939,524	3,768,009

Contract owner transactions:
Proceeds from units sold	403,243	370,414
Cost of units redeemed	(2,570,588)	(3,359,835)
Account charges	(66,997)	(77,805)
Increase (decrease)	(2,234,342)	(3,067,226)
Net increase (decrease)	(294,818)	700,783
Net assets, beginning	14,525,041	13,824,258
Net assets, ending	$14,230,223	$14,525,041

Units sold	26,112	25,827
Units redeemed	(166,825)	(229,556)
Net increase (decrease)	(140,713)	(203,729)
Units outstanding, beginning	876,397	1,080,126
Units outstanding, ending	735,684	876,397

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$65,021,731
Cost of units redeemed	(65,184,970)
Account charges	(1,796,357)
Net investment income (loss)	30,533
Net realized gain (loss)	392,042
Realized gain distributions	12,243,812
Net change in unrealized appreciation (depreciation)	3,523,432
Net assets	$14,230,223

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$23.30	58	$1,356	N/A	18.1%	12/31/2020	$19.00	677	$12,874	1.30%	16.5%
12/31/2019	19.73	69	1,355	N/A	30.9%	12/31/2019	16.31	808	13,170	1.30%	29.2%
12/31/2018	15.08	78	1,174	N/A	-9.3%	12/31/2018	12.62	1,002	12,651	1.30%	-10.5%
12/31/2017	16.63	81	1,343	N/A	19.1%	12/31/2017	14.10	956	13,479	1.30%	17.5%
12/31/2016	13.96	105	1,467	N/A	11.1%	12/31/2016	12.00	1,448	17,376	1.30%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.6%
2018	1.2%
2017	1.4%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Vanguard VIF Small Company Growth Portfolio - 03-119
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,183,118	$1,383,777	89,138
Receivables: investments sold	-
Payables: investments purchased	(116)
Net assets	$2,183,002

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$635,931	23,642	$26.90
Band B	1,547,071	70,515	21.94
Total	$2,183,002	94,157

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$65,970
Mortality & expense charges and administrative fees (Band B)	(57,991)
Net investment income (loss)	7,979

Gain (loss) on investments:
Net realized gain (loss)	(1,254,621)
Realized gain distributions	953,352
Net change in unrealized appreciation (depreciation)	137,994
Net gain (loss)	(163,275)

Increase (decrease) in net assets from operations	$(155,296)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,979	$(74,681)
Net realized gain (loss)	(1,254,621)	(39,003)
Realized gain distributions	953,352	1,064,013
Net change in unrealized appreciation (depreciation)	137,994	1,423,053

Increase (decrease) in net assets from operations	(155,296)	2,373,382

Contract owner transactions:
Proceeds from units sold	127,515	2,288,686
Cost of units redeemed	(9,018,763)	(2,099,931)
Account charges	(26,924)	(55,826)
Increase (decrease)	(8,918,172)	132,929
Net increase (decrease)	(9,073,468)	2,506,311
Net assets, beginning	11,256,470	8,750,159
Net assets, ending	$2,183,002	$11,256,470

Units sold	8,440	139,179
Units redeemed	(528,312)	(128,823)
Net increase (decrease)	(519,872)	10,356
Units outstanding, beginning	614,029	603,673
Units outstanding, ending	94,157	614,029

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$40,819,308
Cost of units redeemed	(42,325,249)
Account charges	(544,795)
Net investment income (loss)	(610,015)
Net realized gain (loss)	(3,940,128)
Realized gain distributions	7,984,540
Net change in unrealized appreciation (depreciation)	799,341
Net assets	$2,183,002

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$26.90	24	$636	N/A	23.2%	12/31/2020	$21.94	71	$1,547	1.30%	21.6%
12/31/2019	21.84	47	1,021	N/A	28.1%	12/31/2019	18.04	567	10,236	1.30%	26.5%
12/31/2018	17.04	49	838	N/A	-7.3%	12/31/2018	14.27	554	7,912	1.30%	-8.5%
12/31/2017	18.38	56	1,026	N/A	23.5%	12/31/2017	15.59	725	11,295	1.30%	21.9%
12/31/2016	14.89	57	854	N/A	14.9%	12/31/2016	12.79	709	9,064	1.30%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.5%
2018	0.5%
2017	0.4%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Vanguard VIF Total Bond Market Index Portfolio - 03-121
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,737,649	$34,714,398	2,938,253
Receivables: investments sold	-
Payables: investments purchased	(98,611)
Net assets	$37,639,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,204,425	227,688	$9.68
Band B	35,434,613	4,486,951	7.90
Total	$37,639,038	4,714,639

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$980,937
Mortality & expense charges and administrative fees (Band B)	(479,518)
Net investment income (loss)	501,419

Gain (loss) on investments:
Net realized gain (loss)	558,147
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,385,287
Net gain (loss)	1,943,434

Increase (decrease) in net assets from operations	$2,444,853

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$501,419	$700,116
Net realized gain (loss)	558,147	119,688
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,385,287	2,412,173

Increase (decrease) in net assets from operations	2,444,853	3,231,977

Contract owner transactions:
Proceeds from units sold	3,784,152	1,444,149
Cost of units redeemed	(9,183,217)	(11,504,548)
Account charges	(216,038)	(248,551)
Increase (decrease)	(5,615,103)	(10,308,950)
Net increase (decrease)	(3,170,250)	(7,076,973)
Net assets, beginning	40,809,288	47,886,261
Net assets, ending	$37,639,038	$40,809,288

Units sold	482,089	214,759
Units redeemed	(1,196,078)	(1,628,882)
Net increase (decrease)	(713,989)	(1,414,123)
Units outstanding, beginning	5,428,628	6,842,751
Units outstanding, ending	4,714,639	5,428,628

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$156,386,042
Cost of units redeemed	(127,849,676)
Account charges	(3,411,689)
Net investment income (loss)	5,754,736
Net realized gain (loss)	2,096,187
Realized gain distributions	1,640,187
Net change in unrealized appreciation (depreciation)	3,023,251
Net assets	$37,639,038

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.68	228	$2,204	N/A	7.6%	12/31/2020	$7.90	4,487	$35,435	1.30%	6.2%
12/31/2019	9.00	280	2,522	N/A	8.7%	12/31/2019	7.44	5,148	38,287	1.30%	7.3%
12/31/2018	8.28	332	2,748	N/A	-0.1%	12/31/2018	6.93	6,511	45,138	1.30%	-1.4%
12/31/2017	8.29	396	3,283	N/A	3.5%	12/31/2017	7.03	7,152	50,299	1.30%	2.1%
12/31/2016	8.01	496	3,974	N/A	2.5%	12/31/2016	6.89	8,998	61,952	1.30%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	2.8%
2018	2.3%
2017	2.5%
2016	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
Vanguard VIF Diversified Value Portfolio - 03-190
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$971,270	$974,768	70,686
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$971,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$90,442	6,906	$13.10
Band B	880,797	79,299	11.11
Total	$971,239	86,205

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,838
Mortality & expense charges and administrative fees (Band B)	(9,906)
Net investment income (loss)	12,932

Gain (loss) on investments:
Net realized gain (loss)	(64,919)
Realized gain distributions	147,745
Net change in unrealized appreciation (depreciation)	(15,301)
Net gain (loss)	67,525

Increase (decrease) in net assets from operations	$80,457

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,932	$13,558
Net realized gain (loss)	(64,919)	(11,567)
Realized gain distributions	147,745	47,325
Net change in unrealized appreciation (depreciation)	(15,301)	136,467

Increase (decrease) in net assets from operations	80,457	185,783

Contract owner transactions:
Proceeds from units sold	89,727	120,297
Cost of units redeemed	(182,648)	(76,287)
Account charges	(2,083)	(2,810)
Increase (decrease)	(95,004)	41,200
Net increase (decrease)	(14,547)	226,983
Net assets, beginning	985,786	758,803
Net assets, ending	$971,239	$985,786

Units sold	9,843	13,166
Units redeemed	(20,259)	(8,644)
Net increase (decrease)	(10,416)	4,522
Units outstanding, beginning	96,621	92,099
Units outstanding, ending	86,205	96,621

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$38,503,282
Cost of units redeemed	(54,320,335)
Account charges	(895,990)
Net investment income (loss)	1,178,932
Net realized gain (loss)	14,802,647
Realized gain distributions	1,706,201
Net change in unrealized appreciation (depreciation)	(3,498)
Net assets	$971,239

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.10	7	$90	N/A	11.8%	12/31/2020	$11.11	79	$881	1.30%	10.3%
12/31/2019	11.72	8	93	N/A	25.7%	12/31/2019	10.07	89	893	1.30%	24.1%
12/31/2018	9.32	10	89	N/A	-9.1%	12/31/2018	8.11	83	670	1.30%	-10.3%
12/31/2017	10.26	11	111	N/A	13.2%	12/31/2017	9.04	87	786	1.30%	11.7%
12/31/2016	9.06	13	114	N/A	13.0%	12/31/2016	8.10	184	1,491	1.30%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.7%
2018	2.6%
2017	2.7%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Annuity Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	TOPS
Columbia	Neuberger Berman	Vanguard

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2020. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2020.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Auditors covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract. Refer to Note 3 for further information.

Band A	Band B
Select Point Variable Annuity	Star Point Variable Annuity
Direct Point Variable Annuity	Voyage Protector Variable Annuity

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2020, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$409,553,986	$-	$-	$409,553,986

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2020, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

Band A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

3. Account Charges (continued)

Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2020 and 2019, were $863,497 and $893,701, respectively.

Band B

Withdrawal Charge Contract (Star Point and Voyage Protector): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2020 and 2019, were $4,197,683 and $4,644,407, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2020 and 2019, were $1,380,176 and $1,600,130, respectively.

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS International Growth Portfolio A Class - 03-376	$122	$30,816
AB VPS International Value Portfolio A Class - 03-377	56,126	10,468,246
AB VPS Small Mid Cap Value Portfolio A Class - 03-378	11,322	44,958
Alger Large Cap Growth Portfolio I-2 Class - 03-500	244,871	1,551,486
Alger Small Cap Growth Portfolio I-2 Class - 03-515	9,110,511	1,774,466
American Century VP Capital Appreciation Fund I Class - 03-410	12,805	188,964
American Century VP Income & Growth Fund I Class - 03-425	657,308	5,504,091
American Century VP International Fund I Class - 03-420	11,410,787	5,656,275
American Century VP Mid Cap Value Fund II Class - 03-397	72,747	276,713
American Century VP Ultra Fund I Class - 03-122	1,096,400	1,083,426
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646	3,711	35,094
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650	186,477	522,629
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645	43,800	11,371
Calvert VP SRI Mid Cap Growth Portfolio - 03-520	3,379	156,893
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382	8,451	122,239
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384	7,372	7,965
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230	141,218	208,267
Fidelity VIP Contrafund Portfolio Initial Class - 03-245	709,954	4,968,695
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205	201,215	767,725
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163	65,188	69,925
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162	19,951	22,659
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161	19,939	40,191
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159	42,053	134,951
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158	23,891	63,865
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157	46,390	457,402
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164	126,711	104,655
Fidelity VIP Growth Portfolio Initial Class - 03-210	2,728,850	3,632,043
Fidelity VIP High Income Portfolio Initial Class - 03-215	518,400	1,545,767
Fidelity VIP Index 500 Portfolio Initial Class - 03-225	659,834	3,400,850
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941	835,612	648,335
Fidelity VIP Overseas Portfolio Initial Class - 03-220	$68,955	$383,971

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Franklin Allocation VIP Fund 1 Class - 03-908	$1,917	$16,998
Franklin Small Cap Value VIP Fund 1 Class - 03-906	338,203	1,259,425
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK	24,189,393	21,008,186
Invesco V.I. Core Equity Fund Series II Class - 03-826	-	204
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861	8,103	139,844
Invesco V.I. Global Real Estate Fund Series I Class - 03-825	1,340,756	2,568,039
Invesco V.I. Health Care Fund Series I Class - 03-815	53,571	158,659
Invesco V.I. High Yield Fund Series I Class - 03-830	227,679	504,590
Invesco V.I. International Growth Fund Series II Class - 03-827	5,305	50,078
Invesco V.I. Managed Volatility Fund Series I Class - 03-820	17,671	302,209
Janus Henderson Balanced Portfolio Service Class - 03-611	311,720	2,454,864
Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607	1,077,676	4,626,917
Janus Henderson Forty Portfolio Institutional Class - 03-602	323,291	531,549
Janus Henderson Global Research Portfolio Institutional Class - 03-606	71,409	534,858
Janus Henderson Mid Cap Value Portfolio Service Class - 03-259	22,975	16,460
Janus Henderson Overseas Portfolio Service Class - 03-609	2,194	50,921
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866	34,191	112,802
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870	22,677	83,830
Neuberger Berman Short Duration Bond Portfolio I Class - 03-875	62,516	199,551
Pioneer Bond VCT Portfolio I Class - 03-CPG	746,793	4,239,437
Pioneer Equity Income VCT Portfolio I Class - 03-CPF	625,130	3,901,697
Pioneer Equity Income VCT Portfolio II Class - 03-598	77,907	59,920
Pioneer Fund VCT Portfolio I Class - 03-596	43,955	204,427
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597	231,670	321,468
Royce Capital Small-Cap Portfolio Investor Class - 03-750	27,413	123,850
T. Rowe Price Blue Chip Growth Portfolio - 03-124	2,724,301	11,928,670
T. Rowe Price Equity Income Portfolio - 03-580	219,454	1,223,830
T. Rowe Price Limited-Term Bond Portfolio - 03-585	322,007	384,730
T. Rowe Price Mid-Cap Growth Portfolio - 03-586	82,040	966,960
Templeton Foreign VIP Fund 2 Class - 03-909	33,252	147,488
Templeton Global Bond VIP Fund 1 Class - 03-907	294,652	460,417
Timothy Plan Conservative Growth Variable - 03-126	73,061	1,338,809
Timothy Plan Strategic Growth Variable - 03-127	60,650	1,226,529
TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087	126,918	194,120
TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088	12,485	157,849
TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086	68,975	533,674
Vanguard VIF Diversified Value Portfolio - 03-190	89,727	194,637
Vanguard VIF Mid-Cap Index Portfolio - 03-118	403,243	2,786,826
Vanguard VIF Small Company Growth Portfolio - 03-119	127,515	9,103,678
Vanguard VIF Total Bond Market Index Portfolio - 03-121	3,784,152	9,878,773
Total	$67,420,897	$127,882,706

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2021, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2020 and 2019 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

March 25, 2021

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2020 and 2019

(In thousands)

	2020	2019
Admitted assets
Bonds, at amortized cost (market value of $13,491,379 and $11,418,243)	$12,168,892	$10,648,022
Stocks
Preferred, at cost (market value of $2,220 and $2,120)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	5,075	4,765
Unaffiliated (cost of $82,738 and $78,190)	83,784	79,307
Mortgage loans	2,408,067	2,389,749
Real estate	89,281	95,561
Other invested assets	260,778	223,252
Securities lending reinvested collateral	657,363	250,082
Derivatives	100,790	52,560
Contract loans	441,012	408,098
Cash and cash equivalents (market value of $200,906 and $170,496)	200,906	170,496
Total cash and invested assets	16,417,948	14,323,892
Other
Premiums deferred and uncollected	87,673	83,804
Reinsurance receivables	26,416	25,247
Investment income due and accrued	109,975	104,836
Federal income tax recoverable	7,688	9,173
Net deferred tax asset	69,474	58,494
Corporate owned life insurance	389,549	362,213
Other assets	48,655	44,441
Separate account assets	18,670,021	16,376,804
Total admitted assets	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2020 and 2019

(In thousands, except share amounts)

Liabilities and surplus
Policy reserves
Life reserves	$2,434,946	$2,233,215
Annuity reserves	9,887,564	9,019,261
Accident and health reserves	221,154	194,214
Other reserves	83,514	81,549
	12,627,178	11,528,239
Policy and contract liabilities
Policy claims in process of settlement	75,892	63,191
Policy dividends payable	28,652	28,579
Deposit-type contracts	1,875,097	1,682,907
Other policy and contract liabilities	2,415	2,428
	1,982,056	1,777,105
General liabilities and other reserves
Accrued commissions and general expenses	161,018	132,288
Taxes, licenses and fees	6,536	7,681
Federal income tax payable	-	3,345
Transfers from separate accounts, due or accrued	(3,959)	(4,446)
Asset valuation reserve	135,464	116,101
Interest maintenance reserve	4,062	2,170
Pension liability	16,785	13,894
Payable for securities lending	657,363	250,082
Derivatives	74,355	41,227
Other liabilities	173,454	119,718
Separate account liabilities	18,670,021	16,376,804
	19,895,099	17,058,864
Total liabilities	34,504,333	30,364,208

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	30,550
Unassigned surplus (includes deferred gain on reinsurance transaction of $9,145 and $14,014 in 2020 and 2019, respectively)	873,816	914,146
Total surplus	1,323,066	1,024,696
Total liabilities and surplus	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Premium and other income
Life and annuities	4,457,659	$4,135,651
Accident and health	180,845	168,051
Net investment income	581,555	583,589
Amortization of interest maintenance reserve	1,638	1,689
Ceding commissions, expense allowances and reserve adjustments	43,524	50,929
Other income	154,397	148,338
	5,419,617	5,088,247

Benefits and expenses
Death benefits	169,774	154,458
Accident and health and disability benefits	100,643	85,599
Annuity benefits	156,941	134,720
Surrender benefits and other fund withdrawals	3,654,907	3,688,660
Other benefits	54,107	47,011
Increase in policy reserves	1,095,274	668,911
Separate account transfers	(363,946)	(244,669)
General expenses	313,999	300,850
Commissions and service fees	183,948	195,875
Taxes, licenses and fees	28,322	27,221
Other	(322)	(4,069)
	5,393,645	5,054,567
Net gain from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	25,972	33,680

Dividends to policyholders	29,569	30,179
Federal income tax expense (benefit)	(5,913)	(1,710)
Net gain from operations before net realized capital gains (losses)	2,316	5,211

Net realized capital gains (losses), net of federal income tax expense of $1,551 and $3,345, and net transfers of capital gains (losses) to the interest maintenance reserve of $4,650 and $2,827, in 2020 and 2019, respectively	3,765	(5,125)
Net income	$6,081	$86

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Surplus, beginning of year	$1,024,696	$1,052,563

Net income	6,081	86
Change in unrealized gain	5,128	107
Change in net deferred income tax	16,254	16,941
Change in net unrealized gain (loss) on foreign exchange	(3,928)	(931)
Change in asset valuation reserve	(19,363)	(9,584)
Change in nonadmitted assets	(32,317)	(25,414)
Change in surplus as a result of reinsurance	(4,864)	(4,275)
Cumulative effect of changes in accounting principles	(2,951)	-
Surplus adjustment paid in	338,700	-
Change in pension liability	(4,409)	(4,835)
Other	39	38
Surplus, end of year	$1,323,066	$1,024,696

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Cash from operations
Premiums and other policy considerations	$4,632,545	$4,294,197
Investment income	586,962	588,600
Other income	193,997	196,220
	5,413,503	5,079,017

Benefits and Separate Account transfers	3,757,652	3,781,223
Commissions and general expenses	527,345	519,445
Federal income taxes including $1,551 and $3,345 for 2020 and 2019 on capital gains (losses)	(634)	2,199
Dividends to policyholders	29,496	30,069
	4,313,859	4,332,936
Net cash provided from operations	1,099,645	746,081

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,121,056	1,279,957
Stocks	-	7,712
Mortgage loans	303,131	236,499
Miscellaneous proceeds	123,805	23,041
	1,547,992	1,547,209
Cost of investments acquired
Bonds	2,637,001	1,455,502
Stocks	4,548	-
Mortgage loans	321,408	433,605
Real estate	283	8,032
Other invested assets	512,953	145,572
	3,476,193	2,042,711
Increase in contract loans	32,914	41,664
Net cash used from investments	(1,961,115)	(537,166)
Cash from financing and miscellaneous sources
Paid in surplus	338,700	-
Net deposits on deposit-type contracts	192,190	(156,857)
Other uses	360,990	(27,618)
Net cash used from financing and miscellaneous sources	891,880	(184,475)
Net change in cash	30,410	24,440
Cash and cash equivalents, beginning of year	170,496	146,056
Cash and cash equivalents, end of year	$200,906	$170,496

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2020 and 2019

(In thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Fifty-two percent of AUL’s direct premiums for the year ended December 31, 2020 were generated in six states: Indiana, California, Texas, Illinois, Wisconsin and Ohio.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2020 and 2019 between NAIC SAP and practices prescribed or permitted by the State of Indiana follows:

	SSAP #	2020	2019

Audited statutory net income, Indiana state basis		$6,081	$86
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	2,268	1,735
Statutory net income (loss), NAIC SAP		$3,813	$(1,649)
Audited statutory surplus, Indiana state basis		$1,323,066	$1,024,696
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	4,092	1,825
Statutory surplus, NAIC SAP		$1,318,974	$1,022,871

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve (“AVR”) and an interest maintenance reserve (“IMR”) are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

●	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3,665 and resulted in a cumulative adjustment that decreased surplus by $2,951 net of the current tax impact of $714.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities beginning January 1, 2018 using the systematic value approach. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2020, the cash surrender value in an investment vehicle is $389,549 and is allocated into the following categories based on primary underlying investment characteristics: 15% bonds, 21% stocks, 3% mortgage loans, 3% cash and short-term investments, 58% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Subprime Risk Exposure

Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $154,858 and $138,919 as of December 31, 2020 and 2019, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2020 and 2019 was $16,627 and $16,584, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1961, 1980, 2001, and 2017 CSO tables) prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2,894 and $2,579 for the years ended December 31, 2020 and 2019, respectively. Future lease commitments are as follows: 2021, $1,117; 2022, $472; 2023, $250; 2024, $75; 2025, $0.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $1,324 and $1,445 as of December 31, 2020 and 2019, respectively.

Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Management did not elect to use hedge accounting for the significant majority of these derivatives, but they do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2020, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2020, statutory surplus was $564,058 and $28,191 for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2020 and 2019 for such services were $47,499 and $44,490, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,217,500 and $2,013,800 at December 31, 2020 and December 31, 2019, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made three of the seven contributions agreed to in the permitted practice, as well as the fourth payment in March 2021. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The aggregate amount of the guaranteed liabilities of Westport Life is far higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4,900 and $4,300 of the deferred gain amortization in 2020 and 2019, respectively. The deferred gain balance was $9,100 and $13,400 at December 31, 2020 and 2019, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $2,047 in both 2020 and 2019, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1,063 and $1,045 in 2020 and 2019, respectively. The Company made no capital contributions to OAS in 2020 or 2019. During 2020 and 2019, OAS paid a dividend of $1,500 and $500 respectively to AUL.

The Company earned fees of $4,441 and $3,516 in 2020 and 2019, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $433 in both 2020 and 2019, respectively, from RMS. The Company made noncash capital contributions to RMS of $2,500 and $4,000 in 2020 and 2019, respectively. During 2020 and 2019, the Company recognized a realized impairment loss of $1,586 and $3,252, respectively on its investment in RMS.

During 2020 and 2019, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20,247 and $18,359 respectively.

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $10,395 and $9,644 in 2020 and 2019, respectively. OAM also provides investment management services to AUL and fees for this service were $12,633 and $11,138 in 2020 and 2019, respectively.

In September 2020, OneAmerica issued $400,000 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

				Estimated
	Admitted	Unrealized		Fair
2019	Value	Gains	Losses	Value

U.S. government bonds	$881,155	$40,854	$1,464	$920,545
All other government bonds	19,787	1,889	70	21,606
Special revenue and special assessment	553,318	44,778	1,400	596,696
Hybrid bonds	57,790	5,274	2,142	60,922
Industrial and miscellaneous	9,130,935	699,983	17,632	9,813,286
SVO identified funds	5,037	151	-	5,188
	$10,648,022	$792,929	$22,708	$11,418,243

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Special revenue and assessment	-	-	-	-	-	-
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

	Less than		12 Months
	12 Months		or More		Total
2019	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$97,209	$1,200	$10,999	$264	$108,208	$1,464
All other government bonds	3,921	70	-	-	3,921	70
Special revenue and assessment	30,405	1,400	-	-	30,405	1,400
Hybrid bonds	321	1	21,105	2,141	21,426	2,142
Industrial and miscellaneous	644,027	5,160	821,747	12,472	1,465,774	17,632
	$775,883	$7,831	$853,851	$14,877	$1,629,734	$22,708

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2020 or 2019.

The admitted value and estimated fair value of bonds at December 31, 2020, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$311,192	$316,329
Due after one year through five years	1,784,241	1,938,395
Due after five years through ten years	2,644,538	2,931,401
Due after ten years	4,104,167	4,853,204
	8,844,138	10,039,329
Mortgage-backed securities	3,324,754	3,452,050
	$12,168,892	$13,491,379

Proceeds from sales of investments in bonds during 2020 were $280,809. Gross gains of $5,007 and gross losses of $820 were realized on those disposals. Proceeds from sales of investments in bonds during 2019 were $640,546. Gross gains of $10,556 and gross losses of $6,247 were realized on those disposals.

Securities sold, redeemed or otherwise disposed as a result of a callable feature included 68 CUSIPS with a total of $4,779 of investment income generated.

Loan-backed securities owned at December 31, 2020 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 Months	$18,020
	12 Months or Longer	$7,268

The aggregate related fair value of securities with unrealized losses:
	Less than 12 Months	$540,848
	12 Months or Longer	$612,494

Total capital gains (losses) of $4,650 and $2,827 before tax were transferred to IMR in 2020 and 2019, respectively.

At December 31, 2020 and 2019, the common stock unrealized appreciation of $5,157 and $4,915, respectively, is comprised of $5,164 and $4,920 of unrealized gains and $7 and $5 of unrealized losses and has been reflected directly in surplus. In 2020, the Company did not have any stock impairments related to other-than-temporary declines in market values.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Net investment income consists of the following:

	2020	2019

Interest	$589,473	$586,777
Dividends	4,553	4,491
Rental Income	20,683	18,130
Other	10,519	14,952
Gross investment income	625,228	624,350

Less investment expenses	43,673	40,761
Net investment income	$581,555	$583,589

There was no non-admitted accrued investment income at December 31, 2020 or 2019. Net investment income includes $2,717 and $3,136 of capitalized interest on bonds which is a non-cash transaction at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, investments in bonds with an admitted asset value of $3,729 and $3,723 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of approximately $85,600 and $35,820 at December 31, 2020 and 2019, respectively. AUL had $191,850 outstanding commitments on its other invested assets portfolio as of December 31, 2020 and $78,044 outstanding commitments at December 31, 2019.

AUL did not hold any structured notes at December 31, 2020 or 2019.

Reported values for subsidiary controlled and affiliated investments:

								NAIC
								Disallowed
								Entity’s
								Valuation
						NAIC		Method,
				Date of		Response	NAIC	Resubmission
	Gross	Nonadmitted	Admitted	Filing to	Type of	Received	Valuation	Required
Description	Asset	Amount	Asset	NAIC	Filing	(Y/N)	Amount	(Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	5,075	-	5,075	10/13/2020	Sub-2	Y	4,933	N
MRO-A	741	741	-	N/A	N/A	N/A	N/A	N/A
Total	$5,816	$741	$5,075

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2020, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 30 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total

Apartments	$557,111	23.1%	$537,044	22.5%
Industrial/warehouse	637,134	26.5%	559,837	23.4%
Medical office	64,309	2.7%	72,948	3.1%
Office	258,018	10.7%	317,159	13.3%
Retail	847,718	35.2%	852,320	35.6%
Other	43,777	1.8%	50,441	2.1%
Subtotal gross mortgage loans	2,408,067	100.0%	2,389,749	100.0%
Valuation allowance	-		-
Balance, end of year	$2,408,067		$2,389,749

During 2020, the minimum and maximum lending rates for mortgage loans were 3.0 percent and 4.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 65.1 percent. At December 31, 2020 and 2019, the Company did not hold any mortgages with overdue interest. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2020 and 2019.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company had no mortgage loan impairment allowance as of December 31, 2020 or 2019. Unpaid principal balances at December 31 are as follows:

	2020	2019
	Unpaid	Unpaid
	Principal	Principal
	Balance	Balance

Apartments	$557,111	$537,044
Industrial/warehouse	637,134	559,837
Medical office	64,309	72,948
Office	258,018	317,159
Retail	847,718	852,320
Other	43,777	50,441
Balance, end of year	$2,408,067	$2,389,749

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2020	2019

CM1 - highest quality	$2,300,576	$2,249,240
CM2 - high quality	104,191	136,928
CM3 - medium quality	1,727	1,929
CM4 - low medium quality	1,554	1,611
CM5 - low quality	-	-
Subtotal - CM category	2,408,048	2,389,708
Residential - not categorized	19	41
Valuation adjustment	-	-
Total	$2,408,067	$2,389,749

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2020 or 2019. The Company did not restructure any mortgage loans in 2020 or 2019.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. Through December 31, 2020, the Company modified 48 loans totaling $253,357 million or 10.5% of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2020. These modifications are within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

AUL had outstanding mortgage loan commitments of approximately $62,750 and $30,650 at December 31, 2020 and 2019, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2020, the fair value of derivative assets and liabilities were $100,971 and $73,937, respectively. As of December 31, 2019, the fair value of derivative assets and liabilities were $52,560 and $41,227, respectively. The change in unrealized gains and losses was ($1,413) and $2,770, net (loss)/gain recognized in 2020 and 2019, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $26,399 and $18,490 at December 31, 2020 and 2019, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $17,576 and $21,532 at December 31, 2020 and 2019, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2020		2019
	Notional	Fair Market	Notional	Fair Market
Purchased S&P 500 Call Options	$461,750	$80,972	$451,400	$51,486
Written S&P 500 Call Options	420,750	(62,716)	396,700	(33,962)
Credit Default Swaps	685,000	(7,085)	545,000	(6,615)
Credit Default Swaps Index	800,000	19,819	40,000	1,050
Foreign Currency Swaptions	68,471	(3,955)	40,970	(626)
U.S. Treasury Futures	-	-	8,500	(47)
Net Fair Market Value		$27,035		$11,286

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
				Gross
				Admitted and
				Nonadmitted
			Change	Restricted to
Restricted Asset Category	2020	2019	between years	Total

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$82,490	$77,942	$4,548	0.2%
On deposit with states	3,730	3,723	7	0.0%
Bonds held for the FHLBI collateral	600,122	345,532	254,590	1.7%
Bonds held for assumed reinsurance	123,353	138,769	(15,416)	0.3%
Mortgage loans held for the FHLBI collateral	2,180,340	2,173,544	6,796	6.1%
Collateral held under security lending agreement	657,363	250,082	407,281	1.8%
Total Restricted Assets	$3,647,398	$2,989,592	$657,806	10.2%

Securities Lending Transactions

The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The company held cash collateral at fair value in the amount of $657,438 and $250,146 as of December 31, 2020 and 2019, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Reinvested collateral assets as of December 31, 2020 are as follows:

	2020		2019
	Amortized	Fair	Amortized	Fair
Cash Collateral Reinvested:	Cost	Value	Cost	Value

Open	$56	$53	$(21)	$(24)
30 Days or Less	180,264	180,267	41,356	41,357
31 to 60 Days	49,073	49,078	32,317	32,322
61 to 90 Days	21,773	21,778	15,226	15,230
91 to 120 Days	27,467	27,472	11,279	11,280
121 to 180 Days	100,507	100,526	37,996	37,999
181 to 365 Days	241,193	241,221	68,395	68,405
1 to 2 Years	37,030	37,043	43,534	43,577
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	657,363	657,438	250,082	250,146
Securities Received	-	-	-	-
Total Collateral Reinvested	$657,363	$657,438	$250,082	$250,146

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2020 as follows:

	2020	2019
	Amortized	Amortized
Description of Collateral	Cost	Cost

Industrial and Miscellaneous Bonds	$25,030	$32,910
Certificates of Deposit	12,000	10,624
Total collateral extending beyond one year from of the reporting date	$37,030	$43,534

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2020 and 2019 are as follows:

Assets:	2020	2019
Bonds	$153,677	$109,727
Cash, Cash Equivalents, and Short Term	503,686	140,355
Total Securities Lending Collateral	$657,363	$250,082

Liabilities:
Securities Lending Cash Collateral	$657,363	$250,082

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $83,219 and $80,541 for investment properties and $60,036 and $57,425 for the home office at December 31, 2020 and 2019, respectively. Depreciation expense on real estate amounted to $6,578 and $5,676 in 2020 and 2019, respectively.

Income from real estate for 2020 and 2019 includes $6,556 and $6,065, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2020 or 2019.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,257,552 and $1,452,344 as of December 31, 2020 and 2019, respectively. The amount of the related reserve was $8,135 and $9,997 as of December 31, 2020 and 2019, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

These reserves consisted of the following at December 31:

	2020	2019
Life and accident and health reserves
Individual, group and credit life policies	$3,131,851	$2,984,262
Annuities and deposit administration funds	9,891,656	9,021,087
Accident and health and other reserves	1,693,377	1,639,995
Less reinsurance ceded	(2,089,706)	(2,117,105)
	$12,627,178	$11,528,239

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,523,772	8.3%	$2,237,925	8.3%
At book value less surrender charges	521,859	1.7%	543,668	2.0%
At market value	18,517,900	61.1%	16,237,848	60.2%
	21,563,531	71.1%	19,019,441	70.5%
Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,135,075	13.7%	3,855,727	14.3%
Not subject to discretionary withdrawal	4,587,791	15.2%	4,068,533	15.2%

	$30,286,397	100.0%	$26,943,701	100.0%
Less reinsurance ceded	(4,092)		(1,825)

	$30,282,305		$26,941,876

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2020:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,410	$26,753	$-	$-	$-
Universal Life	96,275	96,194	99,118	-	-	-
Other Permanent Cash Value Life Insurance	-	1,945,247	2,278,265	-	-	-
Variable Universal Life	10,342	10,331	10,404	147,814	147,639	148,494

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	709,827	-	-	-
Accidental Death Benefits	-	-	148	-	-	-
Disability - Active Lives	-	-	10,622	-	-	-
Disability - Dasabled Lives	-	-	50,695	-	-	-
Miscellaneous Reserves	-	-	52,105	-	-	-

Total gross	$106,617	$2,074,182	$3,237,937	$147,814	$147,639	$148,494
Reinsurance Ceded	-	-	721,221	-	-	-
Total	$106,617	$2,074,182	$2,516,716	$147,814	$147,639	$148,494

Reconciliation of total life actuarial reserves at December 31, 2020

Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,434,946
Accidental Death Benefits	146
Disability - Active Lives	4,452
Disability - Disabled Lives	43,608
Miscellaneous Reserves	33,564
Subtotal	$2,516,716
Separate Accounts Annual Statement
Life Insurance	$148,494
Accident and health	-
Miscellaneous reserves	-
Subtotal	$148,494
Combined Total	$2,665,210

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$7,853	$15,085	$8,759	$15,151
Ordinary renewal	65,363	57,652	58,729	49,779
Group life	4,308	4,308	3,969	3,969
Group annuity	(266)	(266)	212	212
	$77,258	$76,779	$71,669	$69,111

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $6,474 and $6,395 at December 31, 2020, and 2019, respectively. This represented 2.0 percent and 2.1 percent of the total net premiums written for group life and health in 2020 and 2019, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2020	2019
Product
Life insurance	$148,101	$134,765
Individual annuities	461,274	463,543
Group annuities	18,060,646	15,778,496
Total	$18,670,021	$16,376,804

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2020	2019
Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$2,764,526	$2,590,397
Transfers from separate accounts	3,128,473	2,835,066
Net separate account transfers as reported in the statements of operations	$(363,947)	$(244,669)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2020	2019

Premiums, considerations or deposits	$2,764,526	$2,590,397
Reserves at December 31
For accounts with assets at
Market value	$18,666,394	$16,372,841
Amortized cost	-	-
Total reserves	$18,666,394	$16,372,841
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	18,666,394	16,372,841
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	18,666,394	16,372,841
Not subject to discretionary withdrawal	-	-
Total	$18,666,394	$16,372,841

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

9.   Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2020	2019	2020	2019
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$68,809	$62,743
Service cost	-	-	1,294	1,203
Interest cost	-	-	1,953	2,401
Contribution by plan participants	-	-	1,442	1,513
Actuarial loss	-	-	6,103	5,875
Benefits paid	-	-	(4,919)	(4,926)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$74,682	$68,809

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

	Postretirement Benefits
	2020	2019
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,477	3,413
Plan participants’ contributions	1,442	1,513
Benefits paid	(4,919)	(4,926)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-
Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$57,942	$54,969
Liability for pension benefits	16,739	13,840
Total liabilities recognized	$74,681	$68,809
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,294	$1,203
Interest cost	1,953	2,401
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	601	(68)
Prior service cost or credit	102	283
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,950	$3,819

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior	$(8,788)	$(4,097)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	103	283
Net gain and loss arising during the period	(5,073)	(4,906)
Net gain and loss recognized or transferred to parent	601	(68)
Items not yet recognized as a component of net periodic cost - current year	$(13,157)	$(8,788)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	365	263
Net recognized gains and (losses)	(13,523)	(9,051)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2020	2019
Discount rate	3.35%	4.36%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2020	2019
Discount rate	2.58%	3.33%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3,848 to its other postretirement benefit plans in 2021.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $16,265 and $12,091 for 2020 and 2019, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2021	$3,848
2022	3,817
2023	3,825
2024	3,858
2025	3,827
Years 2026-2030	21,540

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4,622 and $4,380 for 2020 and 2019, respectively. As of December 31, 2020, the fair value of the plan assets was $435,993.

The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2020 plan year. During 2020, the Company contributed $1,422 in safe harbor matching contributions for the 2020 plan. As of December 31, 2020, the fair market value of the plan assets was $43,074.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7,562 and $7,636 for 2020 and 2019, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

		2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474
Increase in nonadmitted tax asset

		2019
	Ordinary	Capital	Total

Gross deferred tax assets	$138,001	$1,714	$139,715
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	138,001	1,714	139,715
Deferred tax asset nonadmitted	(31,509)	(297)	(31,806)
Subtotal net admitted deferred tax asset	106,493	1,417	107,910
Deferred tax liabilities	(45,610)	(3,806)	(49,416)
Net admitted deferred tax asset	$60,883	$(2,389)	$58,494

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The admitted deferred tax asset is determined from the following components at December 31:

		2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$2,421	$2,421	$-	$569	$569
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	67,053	-	67,053	57,925	-	57,925
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	67,053	-	67,053	57,925	-	57,925
(ii)Adjusted gross deferred tax assets allowed per limitation	-	-	187,754	-	-	144,636
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	46,280	604	46,884	48,568	848	49,416
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$113,333	$3,025	$116,358	$106,493	$1,417	$107,910
Ratio percentage used to determine recovery period and threshold			1035%			820%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,403,321			$1,096,528

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$154,009	$5,413	$138,001	$1,714	$16,008	$3,699
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs	113,332	3,025	106,492	1,417	6,840	1,608
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.6%	0.0%	0.4%	0.0%	2.2%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2020	2019	Change
Gross deferred tax assets	$159,423	$139,715	$19,708
Deferred tax liabilities	(46,883)	(49,416)	2,533
Net deferred tax asset	112,540	90,299	22,241
Tax effect of unrealized gains	(455)	(5,532)	5,077
Net deferred income tax asset, excluding unrealized gains	$112,085	$95,831	$16,254

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2020	2019

Deferred tax assets
Policyholder reserves	$57,232	$54,202
Investments	2,073	-
Deferred acquisition costs	29,111	26,212
Policyholder dividend accrual	3,648	2,594
Fixed and amortizable assets	10,975	11,058
Compensation and benefits accrual	27,486	24,468
Receivables nonadmitted	9,966	7,646
Other	13,518	11,821
Ordinary deferred tax assets	154,009	138,001
Nonadmitted deferred tax assets	(40,677)	(31,508)
Admitted ordinary deferred tax assets	$113,332	$106,493
Capital
Investments	5,413	1,714
Nonadmitted	(2,388)	(297)
Admitted deferred tax assets	$116,357	$107,910
Deferred tax liabilities
Investments	$9,835	$8,831
Fixed assets	12,434	10,180
Deferred and uncollected premium	15,370	14,166
Policyholder reserves	8,521	10,174
Other	543	2,259
Ordinary deferred tax liabilities	46,703	45,610
Capital - investments	180	3,806
Deferred tax liabilities	46,883	49,416
Net admitted deferred tax asset	$69,474	$58,494

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2020	2019
Tax expense at the federal statutory rate	$1,102	$772
Tax preferenced investment income	(13,046)	(9,869)
Nondeductible expenses	456	951
Change in interest maintenance reserve	(347)	(354)
Change in nonadmitted assets	(4,189)	(4,085)
Elimination of statutory ceding commission amortization and capitalization	(1,022)	(898)
Provision to return adjustment	(31)	(983)
Change in pension liability	(916)	529
Tax sharing agreement	(769)	(1,477)
Other	(1,854)	108
	$(20,616)	$(15,306)

Federal and foreign income taxes incurred	$(4,362)	$1,635
Change in net deferred income taxes	(16,254)	(16,941)
Total statutory income tax benefit	$(20,616)	$(15,306)

Federal income tax-operating	$(5,913)	$(1,710)
Federal income tax-capital gains (losses)	1,551	3,345
Federal income tax incurred	$(4,362)	$1,635

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2020	$3,828
2019	$2,652
2018	$2,680

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2020	2019
Beginning of the year balance	$1,445	$1,445
Additions based on tax positions related to prior years	152	-
Deduction for Expiration of Federal Statute of Limitations	(273)	-
End of the year balance	$1,324	$1,445

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company’s consolidated federal income tax return is closed for all tax years up to and including 2016. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2020 and 2019, life reinsurance assumed was approximately 26 and 28 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 16 and 19 percent of gross life insurance premium income in 2020 and 2019, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2020 and 2019, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2,000. For policies issued prior to 2019, the amount ceded was in excess of $500 to $1,000. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2020	2019
Reinsurance ceded on ordinary life in force	$57,316,394	$59,691,732
Reinsurance ceded on group and credit life in force	4,087,721	4,106,687
Life reinsurance premiums ceded	143,386	163,061
Accident and health reinsurance premiums ceded	53,828	52,942
Reinsurance recoveries	292,322	308,379

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2020 and 2019 by $2,089,706 and $2,117,105, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2020 and 2019 by $87,416 and $90,138, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2020, ceded reserves for life and accident and health insurance. Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best. The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2020, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2020 or 2019.

The Company did not commute any material ceded reinsurance in 2020 or 2019.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2020 and 2019 was $218,027 and $247,976, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2020 and 2019, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company’s consolidated financial condition, operating results or cash flows.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5,813 and $5,813 were approved and paid in 2020 and 2019, respectively. Total interest paid inception to date is $143,117.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2020 and 2019 would have been $1,453.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $131,807 in 2020.

The Company paid no dividends in 2020 or 2019. The Company received a capital contribution of $338,700 in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2019.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2020 is as follows:

Nonadmitted asset values	$(159,300)
Asset valuation reserve	$(135,464)
Net unrealized gain (losses)	$6,634
Reinsurance recoverables from unauthorized companies	$(45)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2019. During 2019, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2020 or 2019.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2020 and 2019, the carrying value of the FHLBI Class B common stock was $82,490 and $77,942, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Funding Agreements associated with the FHLBI totaled $1,702,414 and $1,517,264 as of December 31, 2020 and 2019, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,703,386 and $1,518,809 at December 31, 2020 and 2019, respectively. Interest paid was $27,624 and $42,709 in 2020 and 2019, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,869,873 and $2,550,810 at December 31, 2020 and 2019, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,892,536.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $11,275 at December 31, 2020.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595
Liabilities
Derivatives	$-	$69,800	$-	$69,800

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2019	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$17	$-	$79,290	$79,307
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	17	-	79,290	79,307
Derivatives	-	52,560	-	52,560
Separate account assets *	16,376,804	-	-	16,376,804
Total Assets	$16,376,821	$52,560	$79,290	$16,508,671
Liabilities
Derivatives	$-	$41,227	$-	$41,227

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2018	$80,740
Transfer into level 3	-
Transfer out of level 3	-
Total gains included in net income	631
Total gains included in surplus	(94)
Purchases	-
Issuances	-
Sales	(1,987)
Settlements	-
Ending Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains(losses) included in net income	-
Total gains(losses) included in surplus	(70)
Purchases	-
Issuances	-
Sales	4,548
Settlements	-
Ending Balance at December 31, 2020	$83,768

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

			2020			Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust	384,950	384,950	-	384,950	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

			2019			Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	11,418,242	$10,648,022	$24,056	$11,008,779	$385,407	$-	$-
Preferred stocks	2,120	2,000	-	2,120	-	-	-
Common stocks	79,307	79,307	17	-	79,290	-	-
Mortgage loans	2,410,142	2,389,749	-	-	2,410,142	-	-
Cash & cash equivalents	170,496	170,496	170,496	-	-	-	-
Contract loans	-	408,098	-	-	-	408,098	-
Derivatives	52,560	52,560	-	52,560	-	-	-
Other invested assets	233,994	222,772	-	63,229	170,765	-	-
Securities lending reinvested collateral assets	250,146	250,082	35,167	214,979	-	-	-
Corporate owned life insurance	362,213	362,213	-	362,213	-	-	-
Employee and agent trust	62	62	-	62	-	-	-
Separate account assets	16,376,804	16,376,804	16,376,804	-	-	-	-
Liabilities
Derivatives	41,227	41,227	-	41,227	-	-	-
Payable for securities lending	250,146	250,082	35,167	214,979	-	-	-
Funding agreements	1,528,456	1,518,809	-	-	1,528,456	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

18.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through March 25, 2021, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

For the Year Ended December 31, 2020

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$30,830
Other bonds (unaffiliated)	429,158
Preferred stocks (unaffiliated)	137
Common stocks (unaffiliated)	2,916
Common Stocks (affiliated)	1,500
Mortgage loans	107,433
Real estate	20,683
Premium notes, policy loans and liens	21,554
Cash and cash equivalents	498
Derivative Instruments	(6,898)
Other invested assets	16,266
Aggregate write-ins for investment income	1,151
Gross investment income	$625,228
Real estate owned—book value less encumbrances	$89,281
Mortgage loans—book value
Residential mortgages	$19
Commercial mortgages	2,408,048
Total mortgage loans	$2,408,067
Mortgage loans by standing—book value
Good standing	$2,408,067
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,408,067
Other long-term assets—statement value	$256,735
Common stock of parent, subsidiary, and affiliates—book value	$5,075
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$748,633
Over 1 year through 5 years	3,131,073
Over 5 years through 10 years	3,914,696
Over 10 years through 20 years	2,000,580
Over 20 years	2,327,172
No maturity date	46,738
Total by maturity	$12,168,892
Bonds by class—statement value
Class 1	$6,902,631
Class 2	4,705,551
Class 3	449,749
Class 4	92,219
Class 5	17,166
Class 6	1,576
Total by class	$12,168,892
Total bonds publicly traded	$6,787,032
Total bonds privately placed	$5,381,860

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$88,859
Short-term investments—book value	$-
Derivatives - statement value, net	$26,436
Cash (overdraft) on deposit	$200,906
Life insurance in force, net of reinsurance
Ordinary	$72,363,246
Credit life	$956
Group life	$61,642,395
Amount of accidental death insurance in force under ordinary policies	$21,854
Life insurance policies with disability provisions in force
Ordinary	$9,540,121
Group life	$35,425,604
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$20,254
Income payable	$240
Ordinary—involving life contingencies
Income payable	$204
Group—not involving life contingencies
Amount on deposit	$69
Annuities
Ordinary
Immediate—amount of income payable	$32,158
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,213,673
Group
Amount of income payable	$168,142
Fully paid account balance	$715,197
Not fully paid account balance	$4,619,607
Accident and health insurance—premiums in force
Ordinary	$49,713
Group	$181,672
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$8,122
Dividend accumulations—account balance	$39,680
Claim payments (by accident year)
Group accident and health
2020	$52,270
2019	$35,467
2018	$4,860
2017	$2,009
2016	$3,432
Prior	$8,781
Other accident and health
2020	$-
2019	$-
2018	$-
2017	$-
2016	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2020	$-
2019	$-
2018	$-
2017	$-
2016	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2020

(In thousands)

The Company’s gross investment holdings as filed in the 2020 Annual Statement are $14,324,552.

					Admitted Assets as Reported
			Gross Investment Holdings		in the Annual Statement
						Securities
						Lending
				Percentage		Reinvested	Total	Percentage
				of Column 1		Collateral	(Col 3+4)	of Column 5
			Amount	Line 13	Amount	Amount	Amount	Line 1 3
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$1,096,827	6.680%	$1,096,827	-	$1,096,827	6.681%
	1.02	All Other Governments	89,310	0.544%	89,310	-	89,310	0.544%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	20,662	0.126%	20,662	-	20,662	0.126%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions,	2,289	0.014%	2,289	-	2,289	0.014%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-	552,575	3.366%	552,575	-	552,575	3.365%
	1.06	Industrial and Miscellaneous	10,310,932	62.800%	10,310,932	153,677	10,464,609	63.74%
	1.07	Hybrid Securities	49,559	0.302%	49,559	-	49,559	0.302%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	46,738	0.285%	46,738	-	46,738	0.284%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	12,168,892	74.117%	12,168,892	153,677	12,322,569	75.056%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	16	0.000%	16	-	16	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	83,768	0.510%	83,768	-	83,768	0.510%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	5,075	0.031%	5,075	-	5,075	0.031%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	88,859	0.541%	88,859	-	88,859	0.541%
4.	Mortgage Loans (Schedule B):3.5 Mutual Funds					-
	4.01	Farm Mortgages	-	0.000%	-	-	-	0.000%
	4.02	Residential Mortgages	19	0.000%	19	-	19	0.000%
	4.03	Commercial Mortgages	2,408,047	14.667%	2,408,047	-	2,408,047	14.667%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total Mortgage Loans	2,408,066	14.667%	2,408,066	-	2,408,066	14.667%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	74,362	0.453%	74,362	-	74,362	0.453%
	5.02	Properties Held for Production of Income	14,919	0.091%	14,919	-	14,919	0.091%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	89,281	0.544%	89,281	-	89,281	0.544%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	200,906	1.224%	200,906	199,359	400,265	2.438%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	118,155	118,155	0.719%
	6.03	Short-Term Investments (Schedule DA)	-	0.000%	-	186,172	186,172	1.134%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	200,906	1.224%	200,906	503,686	704,592	4.291%
7.	Contract Loans		441,012	2.686%	441,012	-	441,012	2.686%
8.	Derivatives (Schedule DB)		100,790	0.614%	100,790	-	100,790	0.614%
9.	Other Invested Assets (Schedule BA)		257,476	1.568%	256,734	-	256,734	1.564%
10.	Receivables for Securities		4,044	0.025%	4,044	-	4,044	0.025%
11.	Securities Lending (Schedule DL, Part 1)		657,363	4.004%	657,363	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$16,418,688	100.000%	$16,417,947	$657,363	$16,417,947	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories

As of and for the Year Ended December 31, 2020

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement.	$17,157,378

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$82,490	0.5%
2.02	AMERICAN WATER WORKS COMPANY INC	71,079	0.4%
2.03	RAYTHEON TECHNOLOGIES CORPORATION	55,781	0.3%
2.04	NEXTERA ENERGY INC	46,560	0.3%
2.05	ANHEUSER BUSCH INBEV NV	46,037	0.3%
2.06	XCEL ENERGY INC	44,394	0.3%
2.07	COMCAST CORPORATION	43,575	0.3%
2.08	ALLIANT ENERGY CORP	43,247	0.3%
2.09	BAE SYSTEMS PLC	42,519	0.2%
2.10	WELLS FARGO & COMPANY	42,500	0.2%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,902,631	40.2%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,705,551	27.4%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	449,749	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	92,219	0.5%	P/RP – 4	-	0.0%
3.05 NAIC – 5	17,166	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,576	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [   ] No [X]

4.01	Total admitted assets held in foreign investments	$1,801,373	10.5%
4.02	Foreign-currency-denominated investments	73,025	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$1,700,362	9.9%
5.02	Countries rated NAIC-2	93,723	0.5%
5.03	Countries rated NAIC-3 or below	7,288	0.0%

6.       Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country: Cayman Islands	$500,353	2.9%
6.02	Country: Australia	402,190	2.3%

	Countries rated NAIC-2
6.03	Country: Mexico	$38,443	0.2%
6.04	Country: Indonesia	9,016	0.0%

	Countries rated NAIC-3 or below
6.05	Country: Paraguay	$2,008	0.0%
6.06	Country: Guatemala	2,001	0.0%

			Percentage of Total
		Amount	Admitted Assets

7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmnetal) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$38,706	0.2%
10.02	ROYAL DUTCH SHELL PLC	38,393	0.2%
10.03	INVESCO LTD	33,480	0.2%
10.04	KEMBLE WATER HOLDINGS LTD	32,000	0.2%
10.05	SIEMENS AG	31,449	0.2%
10.06	BAE SYSTEMS PLC	27,747	0.2%
10.07	CSL LTD	27,345	0.2%
10.08	PERNOD-RICARD SA	24,372	0.1%
10.09	MACQUARIE GROUP LTD	22,427	0.1%
10.10	DEXUS DIVERSIFIED TRUST	22,000	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?  Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Maranon SRF	$65,922	$65,922	$-
14.07	iShares IG Corporate Bond ETF	36,500	36,500	-
14.08	Barings	32,692	32,692	-
14.09	Pinebridge Private Credit	21,816	21,816	-
14.10	Golub Pearls	15,120	15,200	-
14.11	HGGC	13,540	13,540	-
14.12	KKR Eagle	12,893	12,893	-
14.13	Blackstone Diversified Alts	12,800	12,800	-
14.14	CVC US Direct Lending	10,822	10,822	-
14.15	Dover Street	10,190	10,190	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets

16.02	Commerical	$28,629	0.2%
16.03	Commerical	28,119	0.2%
16.04	Commerical	26,000	0.2%
16.05	Commerical	26,000	0.2%
16.06	Commerical	25,190	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,948	0.1%
16.09	Commerical	22,924	0.1%
16.10	Commerical	22,278	0.1%
16.11	Commerical	22,205	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
	Percentage of Total		Percentage of Total		Percentage of Total
		Admitted		Admitted		Admitted
Loan-to Value	Amount	Assets	Amount	Assets	Amount	Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	19	0.0%	2,408,047	14.0%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Securities lending (do not include assets
held as collateral for such transactions)	$6,321,302	36.8%	$5,247,147	$5,414,891	$6,046,237
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Hedging	$800,000	4.7%	$22,300	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Hedging	$-	0.0%	$355	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance

Disclosures For the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: _________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: _________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.     Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.     Provisions that permit settlements to be made less frequently than quarterly;

c.     Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.     The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, Continued

For the Year Ended December 31, 2020

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

1 This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

American United Life Insurance Company
Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment
Schedule, Supplemental Investment Risk Interragatories and Supplemental Schedule of
Reinsurance Disclosures

For the Year Ended December 31, 2020

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2020 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Annuity Unit Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Growth Portfolio A Class - 03-376 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 03-825 (1)
AB VPS International Value Portfolio A Class - 03-377 (1)	Invesco V.I. Health Care Fund Series I Class - 03-815 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 03-378 (1)	Invesco V.I. High Yield Fund Series I Class - 03-830 (1)
Alger Large Cap Growth Portfolio I-2 Class - 03-500 (1)	Invesco V.I. International Growth Fund Series II Class - 03-827 (1)
Alger Small Cap Growth Portfolio I-2 Class - 03-515 (1)	Invesco V.I. Managed Volatility Fund Series I Class - 03-820 (1)
American Century VP Capital Appreciation Fund I Class - 03-410 (1)	Janus Henderson Balanced Portfolio Service Class - 03-611 (1)
American Century VP Income & Growth Fund I Class - 03-425 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607 (1)
American Century VP International Fund I Class - 03-420 (1)	Janus Henderson Forty Portfolio Institutional Class - 03-602 (1)
American Century VP Mid Cap Value Fund II Class - 03-397 (1)	Janus Henderson Global Research Portfolio Institutional Class - 03-606 (1)
American Century VP Ultra Fund I Class - 03-122 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 03-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646 (1)	Janus Henderson Overseas Portfolio Service Class - 03-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 03-520 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 03-875 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382 (1)	Pioneer Bond VCT Portfolio I Class - 03-CPG (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384 (1)	Pioneer Equity Income VCT Portfolio I Class - 03-CPF (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230 (1)	Pioneer Equity Income VCT Portfolio II Class - 03-598 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 03-245 (1)	Pioneer Fund VCT Portfolio I Class - 03-596 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163 (1)	Royce Capital Small-Cap Portfolio Investor Class - 03-750 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162 (1)	T. Rowe Price Blue Chip Growth Portfolio - 03-124 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161 (1)	T. Rowe Price Equity Income Portfolio - 03-580 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159 (1)	T. Rowe Price Limited-Term Bond Portfolio - 03-585 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 03-586 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157 (1)	Templeton Foreign VIP Fund 2 Class - 03-909 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164 (1)	Templeton Global Bond VIP Fund 1 Class - 03-907 (1)
Fidelity VIP Growth Portfolio Initial Class - 03-210 (1)	Timothy Plan Conservative Growth Variable - 03-126 (1)
Fidelity VIP High Income Portfolio Initial Class - 03-215 (1)	Timothy Plan Strategic Growth Variable - 03-127 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 03-225 (1)	TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941 (1)	TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088 (1)
Fidelity VIP Overseas Portfolio Initial Class - 03-220 (1)	TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086 (1)
Franklin Allocation VIP Fund 1 Class - 03-908 (1)	Vanguard VIF Diversified Value Portfolio - 03-190 (1)
Franklin Small Cap Value VIP Fund 1 Class - 03-906 (1)	Vanguard VIF Mid-Cap Index Portfolio - 03-118 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK (1)	Vanguard VIF Small Company Growth Portfolio - 03-119 (1)
Invesco V.I. Core Equity Fund Series II Class - 03-826 (1)	Vanguard VIF Total Bond Market Index Portfolio - 03-121 (1)
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861 (1)
(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020, statements of changes in net assets for the years ended December 31, 2020 and 2019, and financial highlights for the years or periods ended December 31, 2020, 2019, 2018, 2017, and 2016

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Annuity Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2021

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Annuity Unit Trust since 2000.

Statement of Additional Information for

DirectPoint –

Individual Flexible Premium
Deferred Variable Annuity

(No withdrawal charge contract)

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-
800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY

DIRECTPOINT

(No Withdrawal Charge Contract)
Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square

P.O. Box 368
Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

Individual Annuity Service Office Mail Address:

P.O. Box 7127
Indianapolis, Indiana 46207-7127

(800) 537-6442

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity DirectPoint (No Withdrawal Charge Contract), dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Deferred Annuities

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience oremployer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.

As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable

from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $19,500 for 2020. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $57,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.

An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association

Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)         the Contract Owner has attained age 59 1⁄2;

(b)         the Contract Owner has died; or

(c)         the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans And Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity

Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY
DIRECTPOINT

(No Withdrawal Charge Contract)

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE
INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46206-
0368

(800) 537-6442 – www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021

Statement of Additional Information for

SelectPoint –

Individual Flexible Premium
Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE DEFERRED ANNUITY

SelectPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® ("AUL") at the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Deferred Annuities

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority ("FINRA").

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience oremployer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.

As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable

from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $19,500 for 2020. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $57,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.

An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified

Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)	the Contract Owner has attained age 59 1⁄2;

(b)	the Contract Owner has died; or

(c)	the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans And Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY
SELECTPOINT

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square Indianapolis,
Indiana 46206-0368

(800) 537-6442 – www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021

Statement of Additional Information for

StarPoint –

Individual Flexible Premium
Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-
800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE DEFERRED ANNUITY

StarPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Deferred Annuities

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience oremployer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.

As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable

from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $19,500 for 2020. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $57,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.

An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association

Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)	the Contract Owner has attained age 59 1⁄2;

(b)	the Contract Owner has died; or

(c)	the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans And Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY
STARPOINT

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square Indianapolis,
Indiana 46206-0368

(800) 537-6442 – www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021

Statement of Additional Information for

Voyage Protector –

Individual Flexible Premium
Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-
800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE DEFERRED ANNUITY

VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Variable Annuity, Voyager Protector dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Deferred Annuities

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience oremployer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.

As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable

from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $19,500 for 2020. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $57,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.

An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association

Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)	the Contract Owner has attained age 59 1⁄2;

(b)	the Contract Owner has died; or

(c)	the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans And Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY
VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square Indianapolis,
Indiana 46206-0368

(800) 537-6442 – www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021